                                  As filed with the Commission on April 26, 2002
                                                      1933 Act File No. 33-07404
                                                      1940 Act File No. 811-4760


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

                        Post-Effective Amendment No. 88       X

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

                               Amendment No. 88               X


                               BT INVESTMENT FUNDS
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                   One South Street, Baltimore, Maryland 21202
                   -------------------------------------------
                    (Address of Principal Executive Offices)


                                 (410) 895-3433
                         -------------------------------
                         (Registrant's Telephone Number)


Daniel O. Hirsch, Esq.                      Copies to: Burton M. Leibert, Esq.
One South Street                                       Willkie, Farr & Gallagher
Baltimore, Maryland  21202                             787 Seventh Ave
(Name and Address of Agent for Service)                New York, New York 10019


It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[ ] On (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[x] On June 28, 2002 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                       Deutsche Asset Management







                               [GRAPHIC OMITTED]

                                                                     Mutual Fund
                                                                      Prospectus

                                                                   June 28, 2002

                                                                         M Class

Small Cap Fund
















[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]

                                                               [GRAPHIC OMITTED]

Overview
--------------------------------------------------------------------------------
of the Small Cap Fund---M Class

Goal: The Fund invests for long-term capital growth.

Core Strategy: The Fund invests primarily in the stocks and other equity securities of smaller US companies.

INVESTMENT POLICIES AND STRATEGIES
The Fund seeks to achieve that goal by investing in stocks and other equity securities of companies with small market capitalizations. In managing the Fund, we use a 'bottom-up' approach to picking securities. This approach focuses on individual stock selection rather than industry selection. The Fund's portfolio management team uses an active investment process to evaluate individual growth prospects.
--------------------------------------------------------------------------------

Small Cap Fund---M Class

Overview of the Small Cap Fund

Goal .........................................................  3
Core Strategy ................................................  3
Investment Policies and Strategies ...........................  3
Principal Risks of Investing in the Fund .....................  4
Who Should Consider Investing in the Fund ....................  4
Total Returns, After Fees and Expenses .......................  5
Fees and Expenses of the Fund ................................  6


A Detailed Look at the Small Cap Fund


Objective ....................................................  7
Strategy .....................................................  7
Principal Investments ........................................  7
Investment Process ...........................................  7
Risks ........................................................  8
Management of the Fund .......................................  8
Calculating the Fund's Share Price ...........................  9
Performance Information ...................................... 10
Dividends and Distributions .................................. 10
Tax Considerations ........................................... 10
Buying and Selling Fund Shares ............................... 10
Financial Highlights ......................................... 12



--------------------------------------------------------------------------------
                                       3

Overview of the Small Cap Fund---M Class

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

o    stocks held by the Fund could perform poorly;

o small company stock returns could trail stock market returns generally because of the liquidity risks specific to small company investing including greater share-price volatility and fewer buyers for small company shares in periods of economic or stock market stress. Such lack of liquidity may accelerate a prevailing downward price trend and limit the Fund's ability to exit from an unsuccessful investment;

o the overall stock market could decline or could underperform other investments;

o adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing their value. Foreign securities markets are often less liquid, more volatile and subject to less government regulation than US securities markets. These risks are even greater for securities of issuers located in the emerging markets in which the Fund invests; or

o the currency of a country in which the Fund invests may decrease in value relative to the US dollar, which could negatively affect the value of the investment to US investors.

WHO SHOULD CONSIDER INVESTING IN THE FUND

You should consider investing in the Fund if you are seeking long-term capital growth. There is, of course, no guarantee that the Fund will realize its goal. Moreover, you should be willing to accept significantly greater short-term fluctuation in the value of your investment than you would typically experience investing in bond or money market funds.

You should not consider investing in the Fund if you are pursuing short-term financial goals, if you are seeking regular income or if you cannot tolerate fluctuations in the value of your investments.

This prospectus describes the Small Cap Fund-M Class shares. The M Class shares are limited to shareholders who received M Class shares upon the merger of The SMALLCap Fund, Inc. into the Fund. The Fund also offers other classes with different fees, expenses and investment minimums.

The Fund by itself does not constitute a balanced investment program. It can, however, provide exposure to investment opportunities not available to someone who invests in large company and medium-sized company stocks. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------

                                        Overview of the Small Cap Fund---M Class


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The M Class is a newly offered class of shares with no performance history. The bar chart and table show the performance history of the Fund's Investment Class shares, which have been in existence since the Fund's inception on October 21, 1993. The bar chart shows the actual return of the fund's Investment Class shares for each full calendar year since the Fund's inception. The table compares the average annual return of the Fund's Investment Class Shares with that of the Russell 2000 Index over the last one year, five years, and since inception. The Index is a passive measure of stock market returns. It does not factor in the costs of buying, selling and holding stocks--costs that are reflected in the Fund's results.

The table also shows the after-tax returns of the Fund's Investment Class. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's past performance, before or after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------
The Russell 2000 Index is an unmanaged domestic equity securities index representing the performance of the 2,000 smallest companies of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization. The Russell 3000 represents approximately 98% of the investable US equity market. The Russell 2000 Index is a widely accepted benchmark of US small capitalization company performance. It is a model, not an actual portfolio.


(1) Investment Class performance is presented because M Class shares have no performance history. Except with respect to the difference in other expenses, it is expected that the future performance of M Class shares will be similar to the future performance of the Investment Class because the shares are invested in the same portfolio of securities. The bar chart and table do not reflect the M Class shares lower other expenses. If they did, returns would be higher then those shown. Investment Class shares are offered under a separate prospectus, which is available upon request.


The Return After Taxes on Distributions assumes that an investor holds Fund shares at the end of the period. The number only represents the Fund's taxable distributions, but not a shareholders gain or loss from selling Funds shares.

The Return After Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her Fund shares at the end of the period. The number reflects both Fund's taxable distributions and a shareholder's gain or loss from selling Fund shares.

--------------------------------------------------------------------------------
Year-By-Year Returns
(each full calendar year since inception)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

19.31%    58.57%    6.90%     13.16%    6.15%     44.75%    10.28%    -8.56%
--------------------------------------------------------------------------------
1994      1995     1996       1997      1998      1999      2000       2001
--------------------------------------------------------------------------------

Since inception, the Fund's highest return in any calendar quarter was 30.11% (third quarter 1997) and its lowest quarterly return was (24.39)% (third quarter
1998). Past performance offers no indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------
Performance For Periods Ended December 31, 2001
                                                          Average Annual Returns

                                                              Since Inception
                                     1 Year     5 Years    (October 21, 1993)(2)
--------------------------------------------------------------------------------
Investment Class
Return Before Taxes                 (8.56)%     11.88%            17.35%
--------------------------------------------------------------------------------
Investment Class
Return After Taxes on
Distributions                       (8.56)%      9.65%            15.23%
--------------------------------------------------------------------------------
Investment Class
Return After Taxes on
Distributions and Sale
of Fund Shares                      (5.21)%      8.84%            13.95%
--------------------------------------------------------------------------------
Russell 2000 Index
(reflects no deduction for
fees, expenses or taxes)             2.49%       7.52%             9.58%
--------------------------------------------------------------------------------
(2) The Russell 2000 Index is calculated from october 31, 1993.




-----------------------------------------------------------------------------
                                       5

Overview of the Small Cap Fund---M Class


FEES AND EXPENSES OF THE FUND

The Annual Fees and Expenses table describes the fees and estimated expenses you may pay if you buy and hold Class M shares of the Small Cap Fund.


Expense Example. The example illustrates the expenses you will incur on a $10,000 investment in M Class shares of the Fund. The numbers assume that (a) the Fund earned an annual return of 5% over the periods shown, (b) the Fund's operating expenses remained the same, (c) you reinvest all dividends and distributions and (d) you sold your shares at the end of the period and you did not pay a redemption fee.

You may use this hypothetical example to compare the Fund's expense history with other funds. Your actual costs and investment returns may be higher or lower.


--------------------------------------------------------------------------------
(1) The 2.00% redemption fee applies to shares redeemed, by selling within one year of purchase. The fee is withheld from redemption proceeds and retained by the Fund.


--------------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment)
--------------------------------------------------------------------------------

Maximum Sales Charge
   Imposed on Purchases                                          None
--------------------------------------------------------------------------------
Maximum Sales Charge on
   Reinvested Dividends                                          None
--------------------------------------------------------------------------------
Maximum Short-Term Redemption fee
   (as a percentage of amount
   redeemed, as applicable)                                     2.00%(1)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Annual Fees and Expenses
(expenses paid from fund assets)
                                          Percentage of Average Daily Net Assets
--------------------------------------------------------------------------------

Management Fees                                                 0.65%
--------------------------------------------------------------------------------
Distribution and/or Service
   (12b-1) fees                                                  None
--------------------------------------------------------------------------------
Other Expenses                                                  0.49%
--------------------------------------------------------------------------------
Total Annual Fund Operating
   Expenses                                                     1.14%
--------------------------------------------------------------------------------
Less: Fee Waivers or Expense
   Reimbursements                                                 n/a
--------------------------------------------------------------------------------
Net Expenses                                                    1.14%
--------------------------------------------------------------------------------


Expense Example

--------------------------------------------------------------------------------
                                      1 Year    3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
                                       $116      $362        $628        $1,386
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at Small Cap Fund---M Class

OBJECTIVE


The Fund seeks long-term capital growth. The Fund invests for capital growth, not income; any dividend or interest income is incidental to the pursuit of its goal. While we give priority to capital growth, we cannot offer any assurance of achieving this goal. The Fund's goal is not a fundamental policy. We must notify shareholders before we change it, but we are not required to obtain their approval to do so.


STRATEGY

The Fund invests primarily in equity securities of US smaller capitalization companies. We focus on individual security selection rather than industry selection. In managing the Fund, we use a 'bottom-up' approach in selecting portfolio securities. The Fund's portfolio management team uses an active investment process to evaluate company growth prospects and competitive strategies. Each portfolio manager has specific sector responsibilities with investment discretion over the securities within their sectors.

PRINCIPAL INVESTMENTS


Under normal circumstances, the Fund invests at least 80% of its assets, determined at the time of purchase, in the stock, and other securities with equity characteristics, of smaller capitalization companies. The investment advisor defines the small capitalization equity securities universe as the bottom 20% of the total domestic equity market capitalization (at the time of investment), using a minimum market capitalization of $10 million.


The Fund may also invest up to 20% of its assets in the stocks of non-US companies and up to 20% of its assets in large capitalization stocks. Under normal conditions, these two tactics will not comprise major elements of its strategy.

--------------------------------------------------------------------------------
Market capitalization or 'Market cap' provides an estimate of a company's value. It is calculated by multiplying the total number of a company's outstanding shares by the share's current price.

INVESTMENT PROCESS

Company research lies at the heart of our investment process. We use a 'bottom-up' approach to picking securities. This approach focuses on individual stock selection.

o The team focuses on stocks with superior growth prospects and above average near-to-intermediate term performance potential.

o The team emphasizes individual selection of smaller stocks across all economic sectors, early in their growth cycles and with the potential to be the blue chips of the future.

o The team generally seeks companies with a leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.

o The team screens the bottom 20% of the total domestic equity market capitalization utilizing specific criteria for each individual sector.

The team looks primarily for financial attributes that set these companies apart:

o    estimated above-average growth in revenues and earnings; and

o a balance sheet that can support this growth potential with sufficient working capital and manageable levels of debt.

Temporary Defensive Position. The Fund may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or stock market events. We may invest up to 100% of the Fund's assets in the common stock of larger companies, in fixed-income securities, or short-term money market securities. To the extent we adopt such a position and over the course of its duration, the Fund may not meet its goal of long-term capital growth.

Historically, this Fund has had a high portfolio turnover rate.

--------------------------------------------------------------------------------
Portfolio Turnover. The portfolio turnover rate measures the frequency that the Fund sells and replaces its securities within a given period. High turnover can increase the Fund's transaction costs, thereby lowering its returns. It may also increase your tax liability.


--------------------------------------------------------------------------------
                                       7

A Detailed Look at Small Cap Fund---M Class

RISKS

Below we set forth some of the prominent risks associated with investing in small companies, as well as investing in general. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed.

PRIMARY RISKS

Market Risk. Although individual stocks can outperform their local markets, deteriorating market conditions might cause an overall weakness in the stock prices of the entire market.

Security Selection Risk. A risk that pervades all investing is the risk that the securities an investor has selected will not perform to expectations. To minimize this risk, we monitor each of the stocks in the Fund for the following signs of negative change:

o    decelerating revenue or earnings growth;

o    loss of market share;

o increasing levels of debt or decreasing levels of cash flow and working capital; and

o    a stock price that lags behind competitors'.

Small Company Risk. Small company stocks tend to experience steeper price fluctuations--down as well as up --than the stocks of larger companies. A shortage of reliable information--the same information gap that creates opportunity--can also pose added risk. Industrywide reversals have had a greater impact on small companies, since they lack a large company's financial resources. Finally, small company stocks are typically less liquid than large company stocks: when things are going poorly, it is harder to find a buyer for a small company's shares.

Foreign Investment Risk. To the extent that the Fund holds the stocks of companies based outside the United States, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the United States. Since the 'numbers' themselves sometimes mean different things, we devote much of our research effort to understanding and assessing the impact of these differences upon a company's financial condition. Finally, the currency of the country in which the Fund has invested could decline relative to the value of the US dollar, which would decrease the value of the investment to US investors.

Secondary Risks

Pricing Risk. When price quotations for securities are not readily available, we determine their value by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

MANAGEMENT OF THE FUND

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank AG, Deutsche Bank trust Company Americas, Deutsche Bank Securities, Inc., Scudder trust Company, Deutsche Investment Management Americas, Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.

Board of Trustees. A Board of Trustees supervises all of the Fund's activities on behalf of the Fund's shareholders.

Investment Advisor. Under the supervision of the Board of Trustees, Deutsche Asset Management, Inc. ('DeAM, Inc.'), with headquarters at 280 Park Avenue, New York, New York 10017, acts as the Fund's investment advisor. As investment advisor, DeAM, Inc. makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. For its services as investment advisor, DeAM, Inc. receives a fee of 0.65% of the Fund's average daily net assets.

DeAM, Inc. provides a full range of investment advisory services to retail and institutional clients, and as of March 31, 2002 had total assets of approximately $97 billion under management.

DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Portfolio Manager

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:


--------------------------------------------------------------------------------
                                       8

                                     A Detailed Look at Small Cap Fund---M Class
Audrey M. T. Jones, CFA

o    Managing Director of Deutsche Asset Management and Lead Manager of the
     Fund.

o    Joined Deutsche Asset Management in 1986.

o Portfolio manager with a primary focus on the credit sensitive, communication services, energy, process industries and transportation sectors.

o    30 years of investment industry experience.

o    BBA from Pace University Lubin School of Business.

Doris R. Klug, CFA

o    Director of Deutsche Asset Management and Co-Manager of the Fund.

o    Joined Deutsche Asset Management in 2000.

o Portfolio manager with primary focus on the consumer and capital goods sectors.

o    Vice President of Mutual of America from 1993 to 2000.

o    21 years of financial industry experience.

o    MBA from New York University Stern School of Business.

Bob Grandhi, CFA

o    Director of Deutsche Asset Management and Co-Manager of the Fund.

o    Joined Deutsche Asset Management in 2001.

o Portfolio manager with primary focus on the technology and healthcare sectors.

o Portfolio manager at Monument Funds Group and Daiwa Securities from 2000 to 2001 and 1990 to 2000, respectively.

o    25 years of financial industry experience.

o    MS and MBA from Illinois Institute of Technology

Other Services. Investment Company Capital Corporation ('ICCC') provides administrative services--such as portfolio accounting, legal services and others--for the Fund.

In addition, ICCC or your service agent performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:

o    keeping accurate, up-to-date records for your individual Fund account;

Service agents may include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with ICCC. Service agents may charge additional fees to investors only for those services not otherwise included in the ICCC servicing agreement, such as cash management or special trust or retirement-investment reporting.

o    implementing any changes you wish to make in your account information;

o processing your requests for cash dividends and distributions from the Fund;

o answering your questions on the Fund's investment performance or administration;

o    sending proxy reports and updated prospectus information to you; and

o    collecting your executed proxies.

CALCULATING THE FUND'S SHARE PRICE

We calculate the daily price of the Fund's shares (also known as the 'Net Asset Value' or 'NAV') in accordance with the standard formula for valuing mutual fund shares at the close of regular trading on the New York Stock Exchange each day the New York Stock Exchange is open for business. You can find the Fund's share price in the mutual fund listings of most major newspapers and on the Deutsche Asset Management website: www.deam-us.com.

The Fund calculates a net asset value per share for each of its classes. The formula for calculating the Fund's net asset values by class calls for deducting all of the liabilities of each class from the total value of its assets--the market value of the securities, plus cash reserves--and dividing the result by the number of outstanding shares of that class. The Fund values its securities at their stated market value if price quotations are readily available and reliable. Prices for securities that trade on foreign exchanges can change significantly on days when the New York Stock Exchange is closed and you cannot buy or sell Fund shares. Such price changes in the securities the Funds own may ultimately affect the price of Fund shares the next time the NAV is calculated.

When price quotations for a particular security are not readily available or may be unreliable, we determine its value by the method that most accurately reflects its fair value under procedures adopted by the Board of Trustees.
--------------------------------------------------------------------------------
Typically, the New York Stock Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day (July 4th), Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. on days when the New York Stock Exchange closes early the Funds will calculate their net asset value at the time of closing.
--------------------------------------------------------------------------------

A Detailed Look at Small Cap Fund---M Class

PERFORMANCE INFORMATION

The Fund's performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indices and investments for which reliable performance data is available. The Fund's performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

DIVIDENDS AND DISTRIBUTIONS

If the Fund earns net investment income or recognizes net long-term or short-term capital gains, its policy is to distribute to shareholders substantially all of that income and capital gain at least annually. The Fund reserves the right to include in the income distribution any short-term capital gains on securities that it sells. The Fund may also pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. The Fund automatically reinvests all dividends and distributions in shares of the fund, unless you elect to receive them in cash. To make this election, complete the appropriate section of the application or notify the Service Center or your service agent at least five days before the date on which the next dividend or distribution will be paid. Any dividends payable on shares you redeem will be paid on the next dividend payable date. if you have redeemed all of your shares by that time, the dividend will be paid in cash whether or not that is the payment option you have selected.

TAX CONSIDERATIONS

The following summary is based on current tax laws that may change. The tax considerations for tax-deferred accounts, non-taxable entities and non-US investors may be different. because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

If you are a taxable shareholder, you and other taxable shareholders pay federal, state and local taxes on the income dividends or capital gains distributed by the Fund. Your taxes will vary from year to year, based on the amount of dividends and capital gain distributions paid out by the Fund. Every year the Fund will send you information on the tax status of dividends and distributions paid the previous year. you may owe taxes whether you receive cash or choose to have dividends and distributions reinvested.

Dividends and distributions usually have the following tax status:

--------------------------------------------------------------------------------
   Transaction                                     Tax Status
--------------------------------------------------------------------------------
   Income dividends                                Ordinary income
--------------------------------------------------------------------------------
   Short-term capital gains distributions*         Ordinary income
--------------------------------------------------------------------------------
   Long-term capital gains distributions*          Capital gains
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
* Whether a capital gain distribution is considered short-term or long-term does not depend on how long you own your shares.

If more than 50% of the Fund's total assets at the end of the fiscal year are invested in foreign securities, the Fund may elect to pass-through to you your pro-rata share of foreign taxes paid by the Fund which you must then include in your income. If so, the Fund will provide you with the necessary information to allow you to determine the amount of your credit (or deduction) for foreign taxes on your individual income tax return. In addition, if you sell your Fund shares, you may have a capital gain or loss.

By law, the Fund must withhold a portion of your taxable distributions, dividends and sales proceeds equal to the current backup withholding tax rate, if you do not provide your correct social security or taxpayer identification number along with the certifications required by the IRS, or if the IRS instructs the Funds to do so.

--------------------------------------------------------------------------------
   Transaction                              Tax Status
--------------------------------------------------------------------------------
   Your sale of shares owned for            Generally, long-term capital
   more than one year                       gain or losses
--------------------------------------------------------------------------------
   Your sale of shares owned for            Generally, short-term capital
   one year or less                         gain or losses; losses subject
                                            to special rules
--------------------------------------------------------------------------------

BUYING AND SELLING FUND SHARES

You may only purchase M Class shares of the Fund if you have a shareholders account set up with a service agent such as a financial planner, investment advisor, broken-dealer or other institution. Small Cap Fund - M Class does not offer exchange privileges to shareholders.


--------------------------------------------------------------------------------
                                       10

                                     A Detailed Look at Small Cap Fund---M Class

Minimum Account Investments

Subsequent investments                                       $100

Automatic investing plan

   Bi-weekly or monthly plan subsequent investments          $100

   Quarterly plan subsequent investments                     $250

   Semi-annual plan subsequent investments                   $500

Account balance:

   Non-retirement account                                    $500

   IRA account                                                 $0

Accounts opened through a service agent may have different minimum investment amounts. The Fund and the service providers reserve the right to from time to time in their discretion, waive or reduce the investment minimum.

Important Information About Buying and Selling Shares

o You may buy and sell shares of the Fund through an authorized service agent. The price at which you buy and sell shares is based on the next calculation of the nAV after the order is received by the Service Center or your service agent, provided that your service agent forwards your order to the Service Center in a timely manner. Contact your service agent if you have a dispute as to when your order was actually received by the Service Center.

o You may place orders to buy and sell over the phone by calling your service agent. Please contact your service agent for more information.

o We accept payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, starter checks, third-party checks, checks issued by credit card companies or internet based companies.

o The payment of redemption proceeds (including exchanges) for shares of a fund recently purchased by check may be delayed for up to 15 calendar days while we wait for your check to clear.

o    We process all sales orders free of charge.

o Unless otherwise instructed, we normally mail a check for the proceeds from the sale of your shares to your account address the next business day but always within seven days.

o Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you in cash whether or not that is the payment option you have selected.

o We reserve the right to close your account on 30 days' notice if it fails to meet minimum account balance requirements for any reason other than a change in market value.

o If you sell shares by mail or wire, you may be required to obtain a signature guarantee. Please contact your service agent for more information.

o We remit proceeds from the sale of shares in US dollars. Under certain circumstances, we reserve the right to redeem shares 'in kind', which means that the Funds may give you a portion of your redemption in portfolio securities.

o    We do not issue share certificates.

o You may have difficulty contacting the Service Center by telephone during times of market volatility or disruption in telephone service. If you are unable to reach the Service Center by telephone, you should make your request by mail.

o Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent for more information.

o    We reserve the right to reject purchases of Fund shares for any reason.

o Your purchase order may not be accepted if the sale of Fund shares has been suspended or if the Fund determines that your purchase would be detrimental to the interests of its shareholders. The Fund specifically reserves the right to refuse your order if it is part of multiple purchase or exchange requests that the Fund, in its sole discretion, deems to involve excessive trading or to be part of a market timing strategy. In making its determination the fund may consider orders you have placed individually as well as orders placed in combination with a group of shareholders or commonly controlled accounts and orders placed by your dealer. for these purposes, the Fund may consider, among other factors, your trading history in this or any affiliated funds, the funds involved, the amount of your investment and your background and the background of any other investors or dealers involved.

o We reserve the right to reject purchases of Fund shares for any reason. We reserve the right to suspend or postpone redemptions during periods when:
     1) both the New York Stock Exchange and the Fund's custodian are closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists that prohibits the Fund from disposing of its portfolio securities or pricing its shares.

--------------------------------------------------------------------------------

A Detailed Look at Small Cap Fund---M Class


Investment Class performance is presented because M class shares is a newly offered class of shares with no performance history. M Class shares will have different performance. Certain information selected reflects financial results for a single Fund Investment Class share. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Investment Class shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.


------------------------------------------------------------------------------------------------------------------------------------
Financial Highlights

                                              For the                                                                      For the
                                           Six Months                                                                  Years Ended
                                                Ended                                                                September 30,
                                       March 31, 2002(1)      2001           2000            1999           1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                          $26.95         $21.89          $14.96         $23.68          $21.66
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:

Expenses in Excess of Income                                   (0.12)         (0.15)          (0.15)         (0.18)          (0.14)
------------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
   Investment                                                  (5.53)          8.53            7.13          (6.24)           3.58
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) from Investment Operations                 (5.65)          8.38            6.98          (6.42)           3.44
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders

Net Realized Gain from Investment Transactions                 (1.57)         (3.32)          (0.05)         (1.04)          (1.42)
------------------------------------------------------------------------------------------------------------------------------------
In Excess of Net Realized Gains                                   --             --              --          (1.26)             --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                            (1.57)         (3.32)          (0.05)         (2.30)          (1.42)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $19.73         $26.95          $21.89         $14.96          $23.68
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Return                                       (21.77)%        41.59%          46.52%        (28.38)%         17.90%
------------------------------------------------------------------------------------------------------------------------------------
Supplemental Data and Ratios:

Net Assets, End of Period (000s omitted)                    $241,308       $292,470        $216,272       $172,310        $286,322
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses in Excess of Income                                (0.53)%        (0.60)%         (0.74)%        (0.87)%         (0.89)%
------------------------------------------------------------------------------------------------------------------------------------
Expenses After Waivers                                          1.25%          1.25%           1.25%          1.25%           1.25%
------------------------------------------------------------------------------------------------------------------------------------
Expenses Before Waivers                                         1.46%          1.44%           1.46%          1.44%           1.28%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate(2)                                       109%           136%            159%           182%            188%
------------------------------------------------------------------------------------------------------------------------------------

(1)  Unaudited

(2) The portfolio turnover rate is the rate for the master portfolio into which the Fund invests all of its assets.

--------------------------------------------------------------------------------
                                       12

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
















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
















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

Additional information about the Fund's investments and performance is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated January 28, 2002, as revised June 28, 2002, which we have filed electronically with the Securities and Exchange Commission
(SEC) and which is incorporated by reference. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to us at:

                              Deutsche Asset Management Service Center
                              P.O. Box 219210
                              Kansas City, MO 64121-9210
or call our toll-free number: 1-800-730-1313

You can find reports and other information about each Fund on the EDGAR Database on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202-942-8090.








Small Cap Fund---M Class                                  CUSIP #
BT Investment Funds                                       SMCAPANN (06/02)
                                                          811-4760


Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101

Deutsche Asset Management

[GRAPHIC OMITTED]

Mutual Fund
Prospectus

June 28, 2002

Class A, B and C Shares

Mid Cap Fund
Small Cap Fund

[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]

A Member of the
Deutsche Bank Group  [/]

Table of Contents

Mid Cap Fund ............................................       3
Small Cap Fund ..........................................      11
Management of the Fund ..................................      19
Calculating the Fund's share price ......................      20
Performance Information .................................      20
Dividends and Distributions .............................      20
Tax Considerations ......................................      21
How to Choose the Class That is Right For You ...........      21
Buying and Selling Fund Shares ..........................      22
Sales Charges                                                  23

--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------
of the Mid Cap Fund--Class A, B and C

Goal: The Fund seeks long-term capital growth.

Core Strategy: The Fund invests primarily in the stocks and other equity securities of medium-sized US companies with strong growth potential.

INVESTMENT POLICIES AND STRATEGIES
The Fund seeks to achieve that goal by investing in stocks and other equity securities of medium-sized growth oriented companies. In managing the Fund, we use a 'bottom-up' approach to picking securities. This approach focuses on individual stock selection rather than industry selection. The portfolio management team uses an active process which combines financial analysis with company visits to evaluate management and strategies.

Mid Cap fund--Class A, B and C

Overview of the Mid Cap Fund

Goal ....................................................       3
Core Strategy ...........................................       3
Investment Policies and Strategies ......................       3
Principal Risks of Investing in the Fund ................       4
Who Should Consider Investing in the Fund ...............       4
Total Returns, After Fees and Expenses ..................       5
Fees and Expenses of the Fund ...........................       6

A Detailed Look at the Mid Cap Fund

Objective ...............................................       8
Strategy ................................................       8
Principal Investments ...................................       8
Investment Process ......................................       8
Risks ...................................................       9
Financial Highlights ....................................      10


--------------------------------------------------------------------------------

Overview of the Mid Cap Fund--Class A, B and C

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

o   stocks held by the Fund could perform poorly; or

o medium-sized company stock returns could trail stock market returns generally because of risks specific to medium-sized company investing including greater share price volatility and fewer buyers for medium-sized company shares in periods of economic or stock market stress. Such risks may hurt the prices of the stocks in the Fund's portfolio and limit the Fund's ability to exit from an unsuccessful investment; or

o the overall stock market could decline or could underperform other investments; or

o adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing their value. Foreign securities markets are often less liquid, more volatile and subject to less government regulation than US securities markets. These risks are even greater for securities of issuers located in the emerging markets in which the Fund invests; or

o the currency of a country in which the Fund invests may decrease in value relative to the US dollar, which could negatively affect the value of the investment to US investors.

WHO SHOULD CONSIDER INVESTING IN THE FUND

You should consider investing in the Fund if you are seeking long-term capital growth. There is, of course, no guarantee that the Fund will realize its goal. Moreover, you should be willing to accept significantly greater short-term fluctuations in the value of your investment than you would typically experience investing in bond or money market funds.

You should not consider investing in the Fund if you are pursuing short-term financial goals, if you are seeking regular income or if you cannot tolerate fluctuations in the value of your investments.

This Prospectus describes the Mid Cap Fund Class A Shares, Class B Shares and Class C Shares. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. (See `Sales Charges'). The Fund offers shares through securities dealers and through financial institutions that act as shareholder servicing agents. You may also buy shares directly from the Fund through the Fund's Transfer Agent. The Fund also offers other classes with different fees, expenses and investment minimums.

The Fund by itself does not constitute a balanced investment program. It can, however, provide exposure to investment opportunities not available to someone who invests in large company and small company stocks. Diversifying your investments may lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


--------------------------------------------------------------------------------

                                  Overview of the Mid Cap Fund--Class A, B and C

TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Fund by showing changes in the Fund's performance year to year. Class A, B and C Shares are newly offered classes of shares with no performance history. The bar chart shows the actual return of the Fund's Institutional Class for each full calendar year since it began selling Institutional Class shares on October 12, 1993 (its inception date). The table compares the average annual return of the Fund's Institutional Class with the Standard & Poor's (S&P) Mid-Cap 400 Index over the last one year, five years, and since inception. The S&P Mid-Cap Index is a passive measure of stock market returns. It does not factor in the costs of buying, selling and holding stock--costs that are reflected in the Fund's results.

The table also shows the after-tax returns of the Fund's Institutional Class. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax-situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's past performance, before or after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------
The S&P Mid-cap 400 index is a widely accepted benchmark of medium-sized company stock performance. It is a model, not an actual portfolio, that tracks the performance of 400 publicly held medium-sized US companies.

(1) Institutional Class performance is presented because Class A, B and C Shares have no performance history. Except with respect to the impact of sales charges and other expenses, it is expected that the future performance of Class A, B and C Shares will be substantially similar to the performance of the Institutional Class because the shares are invested in the same portfolio of securities. The bar chart and table do not reflect (i) 12b-1 fees at an aggregate annual rate ofup to 0.25% of the Fund's average daily net assets for Class A shares and 0.75% of the Fund's average daily net assets for Class B and C Shares, (ii) sales charges and (iii) a 0.25% shareholder servicing fee for Class B and C Shares. If they did, returns would be less than those shown. Institutional Class shares are offered under a separate prospectus, which is available upon request.

The Return After Taxes on Distributions assumes that an investor holds Fund shares at the end of the period. The number only represents the Fund's taxable distributions, but not a shareholders gain or loss from selling Funds shares.

The Return After Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her Fund shares at the end of the period. The number reflects both Fund's taxable distributions and a shareholder's gain or loss from selling Fund shares.

--------------------------------------------------------------------------------
Year-by-Year Returns(1)
(each full calendar year since inception)
--------------------------------------------------------------------------------

   3.47%   37.62%   9.60%  15.40%  17.79%  49.70%  -1.31%  -13.14%
  -----------------------------------------------------------------
   1994     1995    1996    1997    1998    1999    2000     2001

Since inception, the Fund's highest return in any calendar quarter was 29.95% (fourth quarter 1999) and its lowest quarterly return was (19.58)% (third quarter 1998). Past performance offers no indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------
Performance For Periods Ended December 31, 2001

                                                   Average Annual Return

                                                         Since Inception
                           1 Year        5 Years    (October 12, 1993)(1)
--------------------------------------------------------------------------------
Institutional Class
Return Before Taxes       (13.14)%        11.77%                   12.68%
--------------------------------------------------------------------------------
Institutional Class
Return After Taxes on
Distributions             (13.14)%         9.02%                   10.57%
--------------------------------------------------------------------------------
Institutional Class
Return After Taxes on
Distributions and Sale
of Fund Shares             (8.01)%         9.03%                   10.11%
--------------------------------------------------------------------------------
S&P Mid-Cap 400 Index      (0.62)%        16.11%                   15.53%
--------------------------------------------------------------------------------

(1) The S&P Mid-Cap 400 Index is calculated from February 28, 1993.


--------------------------------------------------------------------------------

Overview of the Mid Cap Fund--Class A, B and C

FEES AND EXPENSES OF THE FUND

The Fees and Expenses table describes the fees and estimated expenses that you may pay if you buy Class A, B and C Shares of Mid Cap Fund.
--------------------------------------------------------------------------------
(1) Purchases of $1 million or more of Class A Shares are not subject to an initial sales charge but may be subject to, a contingent deferred sales charge of 1.00% if you redeem your shares within one year. (See " Sales Charges--Redemption Price.")
(2) Contingent deferred sales charges for Class B Shares decline over time and reach zero after six years. After six years, Class B Shares convert automatically to Class A Shares. (See "Sales Charges" and "How to Choose the Class That is Right for You.")
(3) You will be required to pay a contingent deferred sales charge if you redeem your Class C Shares within one year after purchase. (See "Sales Charges--Redemption Price.")
(4) Expenses are based on the actual expenses of the Institutional Class including the Other Expenses for the current fiscal year. Class A, B and C Shares are new classes of shares with no operating history. For the fiscal year ended September 30, 2001, Other Expenses and Total Annual Fund Operating Expenses of Institutional Class Shares were 0.53% and 1.18%, respectively, of the average daily net assets of the Institutional Class Shares.
(5) The investment advisor and administrator have contractually agreed to waive their fees or reimburse expenses until January 28, 2004, so that total expenses will not exceed 1.25% for Class A Shares and 2.00% for Class B and C Shares.

--------------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment)

                                             Class A      Class B     Class C
                                              Shares       Shares      Shares
                                             Initial     Deferred    Deferred
                                               Sales        Sales       Sales
                                              Charge       Charge      Charge
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
   Imposed on Purchases (as a
   percentage of offering price)             5.75%(1)       None        None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
   (Load) (as a percentage of original
   purchase price or redemption
   proceeds, whichever is lower)             1.00%(1)      4.00%(2)    1.00%(3)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses paid from Fund assets)

                                              Class A     Class B      Class C
                                               Shares      Shares       Shares
--------------------------------------------------------------------------------
Management Fees                                 0.65%       0.65%        0.65%
--------------------------------------------------------------------------------
Distribution and/or Service
   (12b-1) fees                                 0.25%       0.75%        0.75%
--------------------------------------------------------------------------------
Other Expenses4 (including a 0.25%
   shareholder servicing fee for Class B
   and Class C Shares)                          0.53%       0.78%        0.78%
--------------------------------------------------------------------------------
Total Annual Fund Operating
   Expenses                                     1.43%       2.18%        2.18%
--------------------------------------------------------------------------------
Less: Fee Waivers or Expense
   Reimbursements5                             (0.18%)     (0.18%)      (0.18%)
--------------------------------------------------------------------------------
Net Expenses                                    1.25%       2.00%        2.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  Overview of the Mid Cap Fund--Class A, B and C

Expense Example. The example illustrates the expenses you will incur on a $10,000 investment in Class A, B and C shares of the Fund. The numbers assume that (a) the Fund earned an annual return of 5% over the periods shown, (b) the Fund's operating expenses remained the same and (c) you reinvest all dividends and distributions.

You may use this hypothetical example to compare the Fund's expense history with other funds. Your actual costs and investment returns may be higher or lower.

Federal regulations require that the table above reflect the maximum sales charge. However, you may qualify for reduced sales charges or no sales charges at all. (See "Sales Charges") If you hold your shares for a long time, the combination of the initial sales charge you paid and the recurring 12b-1 fees may exceed the maximum sales charges permitted by the Conduct Rule for the National Association of Securities Dealers, Inc.

Expense Example(6)

--------------------------------------------------------------------------------
You would pay the following expenses if you redeemed your shares at the end of each period:

                                   1 Year   3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
Class A Shares                     $        $           $           $
--------------------------------------------------------------------------------
Class B Shares                     $        $           $           $
--------------------------------------------------------------------------------
Class C Shares                     $        $           $           $
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
You would pay the following expenses if you did not redeem your shares:

                                   1 Year   3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
Class A Shares                     $        $           $           $
--------------------------------------------------------------------------------
Class B Shares                     $        $           $           $
--------------------------------------------------------------------------------
Class C Shares                     $        $           $           $
--------------------------------------------------------------------------------

(1) For the first 12 months, the expense example takes into account fee waivers and reimbursements.

--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at the Mid Cap Fund--Class A, B and C

OBJECTIVE

The Fund seeks long-term capital growth. Under normal circumstances, the Fund invests the majority of its assets in the stock and other securities with equity characteristics of US companies with market capitalizations, at the time of purchase, within the market capitalization range of the S&P Mid-Cap 400 Index. We believe these companies contain the greatest concentration of businesses with significant growth prospects.

The Fund invests for capital growth, not income; any dividend or interest income is incidental to the pursuit of its goal. While we give priority to capital growth, we cannot offer any assurance of achieving this goal. The Fund's goal is not a fundamental policy. We must notify shareholders before we change it, but we are not required to obtain their approval to do so.

STRATEGY

The Fund invests primarily in equity securities of medium-sized growth-oriented companies. We focus on individual security selection rather than industry selection. The team uses an active process which combines financial analysis with company visits to evaluate management and strategies.

PRINCIPAL INVESTMENTS

Under normal circumstances, the Fund invests at least 80% of its assets, determined at the time of purchase, in companies with market caps within the market capitalization range of the S&P Mid-Cap 400 Index or securities with equity characteristics that provide exposure to those companies. It may also invest in convertible securities when it is more advantageous than investing in a company's common stock.
--------------------------------------------------------------------------------
Market capitalization or `market cap' provides an estimate of a company's value. It is calculated by multiplying the total number of a company's outstanding shares by the share's current price. Convertible securities are bonds or preferred stock that give purchasers the right of exchange for a specified number of shares of a company's common stock at specified prices within a certain period of time. Purchasers receive regular interest payments until they exercise their exchange right.

The Fund may also invest up to 20% of its assets in stocks and other securities of companies based outside the United States. Under normal conditions, this tactic will not comprise a major element of its strategy.

INVESTMENT PROCESS

Company research lies at the heart of our investment process. We use a 'bottom-up' approach to picking securities. This approach focuses on individual stock selection rather than industry selection.

o The team focuses on undervalued stocks with fast-growing earnings and superior near-to-intermediate term performance potential.

o The team emphasizes individual selection of medium sized stocks across all economic sectors, early in their growth cycles and with the potential to be the blue chips of the future.

o The team generally seeks companies with leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.

o The team screens within the market capitalization range of the S&P Mid-Cap 400 Index for medium size companies with growth and profitability.

Temporary Defensive Position. The fund may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or stock market events. We may invest up to 100% of the Fund's assets in the common stock of larger companies, in fixed-income securities, or short-term money market securities. To the extent we adopt such a position and over the course of its duration, the Fund may not meet its goal of long-term capital growth.

Historically, this Fund has had a high portfolio turnover rate.
--------------------------------------------------------------------------------
Portfolio Turnover. The portfolio turnover rate measures the frequency that the Fund sells and replaces its securities within a given period. High turnover can increase the Fund's transaction costs, thereby lowering its returns. It may also increase your tax liability.


--------------------------------------------------------------------------------

                           A Detailed Look at the Mid Cap Fund--Class A, B and C

RISKS

Below we set forth some of the prominent risks associated with investing in medium-sized companies, as well as investing in general. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed.

Primary Risks

Market Risk. Although individual stocks can outperform their local markets, deteriorating market conditions might cause an overall weakness in the stock prices of the entire market, including stocks held by the Fund.

Security Selection Risk. A risk that pervades all investing is the risk that the securities in the Fund's portfolio will decline in value. The Fund follows a disciplined selling process to try to lessen this risk. We may sell a security if one or more of the following conditions take place:

o   there is a material change in the company's fundamentals;

o   the stock underperforms its industry peer group by 15% or more; or

o   the stock price reaches our expectations.

Medium-Sized Company Risk. Medium-sized company stocks tend to experience steeper price fluctuations--down as well as up--than stocks of larger companies. A shortage of reliable information--the same information gap that creates opportunity--can pose added risk. Industrywide reversals have had a greater impact on medium-sized companies, since they usually lack a large company's financial resources. Medium-sized company stocks are typically less liquid than large company stocks: when things are going poorly, it is harder to find a buyer for a medium-sized company's shares.

Foreign Investment Risk. To the extent that the Fund holds companies based outside the United States, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the United States. Since the `numbers' themselves sometimes mean different things, we devote much of our research effort to understanding and assessing the impact of these differences upon a company's financial condition. Finally, the currency of the country in which the Fund has invested could decline relative to the value of the US dollar, which would decrease the value of the investment to US investors.

Secondary Risk

Pricing Risk. When price quotations for securities are not readily available, we determine their value by the method that most accurately reflects their current worth under procedures established by and under the general supervision of the Board of Trustees. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

--------------------------------------------------------------------------------

A Detailed Look at the Mid Cap Fund--Class A, B and C

Institutional Class performance is presented because Class A, B and C Shares are newly offered classes of shares with no performance history. Class A, B and C Shares will have different performance. Certain information selected reflects financial results for a single Institutional Class share of the Fund. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Institutional Class shares of the Fund assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

--------------------------------------------------------------------------------------------------------------
Financial Highlights

                                                     For the                                           For the
                                                  Six Months                                            Period
                                                       Ended                           August 31, 2000 through
                                              March 31, 2002(1)        2001                 September 30, 2000
--------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net Asset Value, Beginning of Period                                 $17.57                        $18.60
--------------------------------------------------------------------------------------------------------------
Income (Loss) from Investment Operations:
--------------------------------------------------------------------------------------------------------------
Net Investment Income                                                  0.01                          0.00(2)
--------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on
Investments                                                           (6.42)                        (1.03)
--------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                      (6.41)                        (1.03)
--------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
--------------------------------------------------------------------------------------------------------------
Net Realized Gains                                                    (0.47)                           --
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $10.69                        $17.57
--------------------------------------------------------------------------------------------------------------
Total Investment Return                                              (37.15)%                       (5.54)%
==============================================================================================================
Supplemental Data and Ratios:
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s omitted)                           $231,395                      $414,320
--------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Net Investment Income                                                  0.04%                        (0.17)%(3)
--------------------------------------------------------------------------------------------------------------
Expenses After Waivers                                                 1.00%                         1.00%(3)
--------------------------------------------------------------------------------------------------------------
Expenses Before Waivers                                                1.18%                         1.45%(3)
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                 251%                         1.46%
--------------------------------------------------------------------------------------------------------------

(1) Unaudited.
(2) Amount is less than 0.01.
(3) Annualized.

--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------
of the Small Cap Fund--Class A, B and C

Goal: The Fund invests for long-term capital growth.

Core Strategy: The Fund invests primarily in the stocks and other equity securities of smaller US companies.

INVESTMENT POLICIES AND STRATEGIES

The Fund seeks to achieve that goal by investing in stocks and other equity securities of companies with small market capitalizations. In managing the Fund, we use a `bottom-up' approach to picking securities. This approach focuses on individual stock selection rather than industry selection. The Fund's portfolio management team uses an active investment process to evaluate individual growth prospects.

Small Cap Fund--Class A, B and C

Overview of the Small Cap Fund

Goal ....................................................      11
Core Strategy ...........................................      11
Investment Policies and Strategies ......................      11
Principal Risks of Investing in the Fund ................      12
Who Should Consider Investing in the Fund ...............      12
Total Returns, After Fees and Expenses ..................      13
Fees and Expenses of the Fund ...........................      14

A Detailed Look at the Small Cap Fund

Objective ...............................................      16
Strategy ................................................      16
Principal Investments ...................................      16
Investment Process ......................................      16
Risks ...................................................      17
Financial Highlights ....................................      18

--------------------------------------------------------------------------------

Overview of the Small Cap Fund--Class A, B and C

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

o   stocks held by the Fund could perform poorly;

o small company stock returns could trail stock market returns generally because of the liquidity risks specific to small company investing including greater share-price volatility and fewer buyers for small company shares in periods of economic or stock market stress. Such lack of liquidity may accelerate a prevailing downward price trend and limit the Fund's ability to exit from an unsuccessful investment;

o the overall stock market could decline or could underperform other investments;

o adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing their value. Foreign securities markets are often less liquid, more volatile and subject to less government regulation than US securities markets. These risks are even greater for securities of issuers located in the emerging markets in which the Fund invests; or

o the currency of a country in which the Fund invests may decrease in value relative to the US dollar, which could negatively affect the value of the investment to US investors.

WHO SHOULD CONSIDER INVESTING IN THE FUND

You should consider investing in the Fund if you are seeking long-term capital growth. There is, of course, no guarantee that the Fund will realize its goal. Moreover, you should be willing to accept significantly greater short-term fluctuation in the value of your investment than you would typically experience investing in bond or money market funds.

You should not consider investing in the Fund if you are pursuing short-term financial goals, if you are seeking regular income or if you cannot tolerate fluctuations in the value of your investments.

This Prospectus describes the Small Cap Fund Class A Shares, Class B Shares and Class C Shares. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. The Fund offers shares through securities dealers and through financial institutions that act as shareholder servicing agents. You may also buy shares directly from the Fund through the Fund's Transfer Agent. The Fund also offers other classes with different fees, expenses and investment minimums.

The Fund by itself does not constitute a balanced investment program. It can, however, provide exposure to investment opportunities not available to someone who invests in large company and medium-sized company stocks. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


--------------------------------------------------------------------------------

                                     Overview of the Small Cap--Class A, B and C

TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Fund by showing changes in the Fund's performance year to year. Class A, B and C Shares are newly offered classes of shares with no performance history. The bar chart shows the Fund's actual return for each full calendar year since the Fund began selling Investment Class shares on October 21, 1993 (its inception date). The table compares the Fund's average annual return with the Russell 2000 Index over the last one year, five years, and since inception. The Index is a passive measure of stock market returns. It does not factor in the costs of buying, selling and holding stocks--costs that are reflected in the Fund's results.

The table also shows the after-tax returns of the Fund's Institutional Class. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax-situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's past performance, before or after taxes, is not necessarily an indication of how the Fund will perform in the future.
--------------------------------------------------------------------------------
The Russell 2000 Index is an unmanaged domestic equity securities index representing the performance of the 2,000 smallest companies of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization. The Russell 3000 represents approximately 98% of the investable US equity market. The Russell 2000 Index is a widely accepted benchmark of US small capitalization company performance. It is a model, not an actual portfolio.

(1) Investment Class performance is presented because Class A, B and C shares have no performance history. Except with respect to the impact of sales charges and other expenses, it is expected that the future performance of Class A, B and C shares will be substantially similar to the performance of the Investment Class because the shares are invested in the same portfolio of securities. The bar chart and table do not reflect (i) 12b-1 fees at an aggregate annual rate of up to 0.25% of the Fund's average daily net assets for Class A shares and 0.75% of the Fund's average daily net assets for Class B and C shares, (ii) sales charges and (iii) a 0.25% shareholder servicing fee for Class B and C shares. If they did, returns would be less than those shown. Investment Class shares are offered under a separate prospectus, which is available upon request.

The Return After Taxes on Distributions assumes that an investor holds Fund shares at the end of the period. The number only represents the Fund's taxable distributions, but not a shareholders gain or loss from selling Funds shares.

The Return After Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her Fund shares at the end of the period. The number reflects both Fund's taxable distributions and a shareholder's gain or loss from selling Fund shares.

--------------------------------------------------------------------------------
Year-By-Year Returns(1)
(each full calendar year since inception)
--------------------------------------------------------------------------------

  19.31%   58.57%   6.90%  13.16%   6.70%  44.75%  10.28%   -8.58%
  -----------------------------------------------------------------
   1994     1995    1996    1997    1998    1999    2000     2001

Since inception, the Fund's highest return in any calendar quarter was 30.11% (third quarter 1997) and its lowest quarterly return was (24.39)% (third quarter
1998). Past performance offers no indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------
Performance For Periods Ended December 31, 2001(1)

                                                   Average Annual Return

                                                         Since Inception
                           1 Year        5 Years       (October 12, 1993)(1)
--------------------------------------------------------------------------------
Investment Class
Return Before Taxes       (8.56)%         11.88%                   17.35%
--------------------------------------------------------------------------------
Investment Class
Return After Taxes on
Distributions             (8.56)%          9.65%                   15.23%
--------------------------------------------------------------------------------
Investment Class
Return After Taxes on
Distributions and Sale
of Fund Shares            (5.21)%          8.84%                   13.95%
--------------------------------------------------------------------------------
Russell 2000 Index
(reflects no deduction for
fees, expenses or taxes)    2.49%          7.52%                    9.58%
--------------------------------------------------------------------------------

(1) The Russell 2000 Index is calculated from October 31, 1993.

--------------------------------------------------------------------------------

Overview of the Small Cap Fund--Class A, B and C
FEES AND EXPENSES OF THE FUND

The Fees and Expenses table describes the fees and estimated expenses that you may pay if you buy Class A, B and C Shares of Small Cap Fund.

--------------------------------------------------------------------------------
(1) Purchase of $1 million or more of Class A Shares are not subject to an initial sales charge but may be subject to, a contingent deferred sales charge of 1.00% if you redeem your shares within one year. (See " Sales Charges--Redemption Price.")
(2) Contingent deferred sales charges for Class B Shares decline over time and reach zero after six years. After six years, Class B Shares convert automatically to Class A Shares. (See "Sales Charges" and "How to Choose the Class That is Right for You.")
(3) You will be required to pay a contingent deferred sales charge if you redeem your Class C Shares within one year after purchase. (See "Sales Charges--Redemption Price.")
(4) Expenses are based on the actual expenses of the Institutional Class including the Other Expenses for the current fiscal year. Class A, B and C Shares are new classes of shares with no operating history. For the fiscal year ended September 30, 2001, Other Expenses and Total Annual Fund Operating Expenses of Investment Class Shares were 0.78% and 1.43%, respectively, of the average daily net assets of the Investment Class Shares.
(5) The investment advisor and administrator have contractually agreed to waive their fees or reimburse expenses until January 28, 2004 so that total expenses will not exceed 1.25% for Class A Shares and 2.00% for Class B and C Shares.

--------------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment)

                                             Class A      Class B     Class C
                                              Shares       Shares      Shares
                                             Initial     Deferred    Deferred
                                               Sales        Sales       Sales
                                              Charge       Charge      Charge
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
   Imposed on Purchases (as a
   percentage of offering price)            5.75%(1)         None        None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
   (Load) (as a percentage of original
   purchase price or redemption
   proceeds, whichever is lower)            1.00%(1)        4.00%(2)    1.00%(3)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses paid from Fund assets)

                                              Class A     Class B      Class C
                                               Shares      Shares       Shares
--------------------------------------------------------------------------------
Management Fees                                0.65%        0.65%        0.65%
--------------------------------------------------------------------------------
Distribution and/or Service
   (12b-1) fees                                0.25%        0.75%        0.75%
--------------------------------------------------------------------------------
Other Expenses9 (including a 0.25%
   shareholder servicing fee for Class B
   and Class C Shares)                         0.51%        0.76%        0.76%
--------------------------------------------------------------------------------
Total Annual Fund Operating
   Expenses                                    1.46%        2.21%        2.21%
--------------------------------------------------------------------------------
Less: Fee Waivers or Expense
   Reimbursements(10)                         (0.21%)      (0.21%)      (0.21%)
--------------------------------------------------------------------------------
Net Expenses                                   1.25%        2.00%        2.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                Overview of the Small Cap Fund--Class A, B and C

Expense Example. The example illustrates the expenses you will incur on a $10,000 investment in Class A, B and C shares of the Fund. The numbers assume that (a) the Fund earned an annual return of 5% over the periods shown, (b) the Fund's operating expenses remained the same and (c) you reinvest all dividends and distributions.

You may use this hypothetical example to compare the Fund's expense history with other funds. Your actual costs and investment returns may be higher or lower.

Federal regulations require that the table above reflect the maximum sales charge. However, you may qualify for reduced sales charges or no sales charges at all. (See "Sales Charges") If you hold your shares for a long time, the combination of the initial sales charge you paid and the recurring 12b-1 fees may exceed the maximum sales charges permitted by the Conduct Rule for the National Association of Securities Dealers, Inc.

Expense Example(7)

--------------------------------------------------------------------------------
You would pay the following expenses if you redeemed your shares at the end of each period:

                                   1 Year   3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
Class A Shares                     $        $           $           $
--------------------------------------------------------------------------------
Class B Shares                     $        $           $           $
--------------------------------------------------------------------------------
Class C Shares                     $        $           $           $
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
You would pay the following expenses if you did not redeem your shares:

                                   1 Year   3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
Class A Shares                     $        $           $           $
--------------------------------------------------------------------------------
Class B Shares                     $        $           $           $
--------------------------------------------------------------------------------
Class C Shares                     $        $           $           $
--------------------------------------------------------------------------------

(1) For the first 12 months, the expense example takes into account fee waivers and reimbursements.


--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at Small Cap Fund--Class A, B and C

OBJECTIVE

The Fund seeks long-term capital growth. The Fund invests for capital growth, not income; any dividend or interest income is incidental to the pursuit of its goal. While we give priority to capital growth, we cannot offer any assurance of achieving this goal. The Fund's goal is not a fundamental policy. We must notify shareholders before we change it, but we are not required to obtain their approval to do so.

STRATEGY

The Fund invests primarily in equity securities of US smaller capitalization companies. We focus on individual security selection rather than industry selection. In managing the Fund, we use a 'bottom-up' approach in selecting portfolio securities. The Fund's portfolio management team uses an active investment process to evaluate company growth prospects and competitive strategies. Each portfolio manager has specific sector responsibilities with investment discretion over the securities within their sectors.

PRINCIPAL INVESTMENTS

Under normal circumstances, the Fund invests at least 80% of its assets, determined at the time of purchase, in the stock, and other securities with equity characteristics, of smaller capitalization companies. The investment advisor defines the small capitalization equity securities universe as the bottom 20% of the total domestic equity market capitalization (at the time of investment), using a minimum market capitalization of $10 million.

The Fund may also invest up to 20% of its assets in the stocks of non-US companies and up to 20% of its assets in large capitalization stocks. Under normal conditions, these two tactics will not comprise major elements of its strategy.
--------------------------------------------------------------------------------
Market capitalization or `Market cap' provides an estimate of a company's value. It is calculated by multiplying the total number of a company's outstanding shares by the share's current price.

INVESTMENT PROCESS

Company research lies at the heart of our investment process. We use a 'bottom-up' approach to picking securities. This approach focuses on individual stock selection.

o The team focuses on stocks with superior growth prospects and above average near-to-intermediate term performance potential.

o The team emphasizes individual selection of smaller stocks across all economic sectors, early in their growth cycles and with the potential to be the blue chips of the future.

o The team generally seeks companies with a leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.

o The team screens the bottom 20% of the total domestic equity market capitalization utilizing specific criteria for each individual sector.

The team looks primarily for financial attributes that set these companies apart:

o   estimated above-average growth in revenues and earnings; and

o a balance sheet that can support this growth potential with sufficient working capital and manageable levels of debt.

Temporary Defensive Position. The Fund may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or stock market events. We may invest up to 100% of the Fund's assets in the common stock of larger companies, in fixed-income securities, or short-term money market securities. To the extent we adopt such a position and over the course of its duration, the Fund may not meet its goal of long-term capital growth.

Historically, this Fund has had a high portfolio turnover rate.
--------------------------------------------------------------------------------
Portfolio Turnover. The portfolio turnover rate measures the frequency that the Fund sells and replaces its securities within a given period. High turnover can increase the Fund's transaction costs, thereby lowering its returns. It may also increase your tax liability.

--------------------------------------------------------------------------------

                                  A Detailed Look at Small Cap--Class A, B and C

RISKS

Below we set forth some of the prominent risks associated with investing in small companies, as well as investing in general. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed.

Primary Risks

Market Risk. Although individual stocks can outperform their local markets, deteriorating market conditions might cause an overall weakness in the stock prices of the entire market.

Security Selection Risk. A risk that pervades all investing is the risk that the securities an investor has selected will not perform to expectations. To minimize this risk, we monitor each of the stocks in the Fund for the following signs of negative change:

o   decelerating revenue or earnings growth;

o   loss of market share;

o increasing levels of debt or decreasing levels of cash flow and working capital; and

o   a stock price that lags behind competitors'.

Small Company Risk. Small company stocks tend to experience steeper price fluctuations--down as well as up --than the stocks of larger companies. A shortage of reliable information--the same information gap that creates opportunity--can also pose added risk. Industrywide reversals have had a greater impact on small companies, since they lack a large company's financial resources. Finally, small company stocks are typically less liquid than large company stocks: when things are going poorly, it is harder to find a buyer for a small company's shares.

Foreign Investment Risk. To the extent that the Fund holds the stocks of companies based outside the United States, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the United States. Since the `numbers' themselves sometimes mean different things, we devote much of our research effort to understanding and assessing the impact of these differences upon a company's financial condition. Finally, the currency of the country in which the Fund has invested could decline relative to the value of the US dollar, which would decrease the value of the investment to US investors.

Secondary Risks

Pricing Risk. When price quotations for securities are not readily available, we determine their value by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

--------------------------------------------------------------------------------

A Detailed Look at Small Cap--Class A, B and C

Institutional Class performance is presented because Class A, B and C Shares are newly offered classes of shares with no performance history. Class A, B and C Shares will have different performance. Certain information selected reflects financial results for a single Institutional Class Fund share. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

--------------------------------------------------------------------------------------------------------------------------
Financial Highlights

                                                  For the                                                          For the
                                               Six Months                                                      Years Ended
                                                    Ended                                                    September 30,
                                           March 31, 2002(1)    2001        2000         1999        1998             1997
--------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net Asset Value, Beginning of Period                          $26.95      $21.89       $14.96      $23.68       $21.66
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:

Expenses in Excess of Income                                   (0.12)      (0.15)       (0.15)      (0.18)           (0.14)
--------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
   Investment                                                  (5.53)       8.53         7.13       (6.24)            3.58
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) from Investment Operations                 (5.65)       8.38         6.98       (6.42)            3.44
--------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders

Net Realized Gain from Investment Transactions                 (1.57)      (3.32)       (0.05)      (1.04)           (1.42)
--------------------------------------------------------------------------------------------------------------------------
In Excess of Net Realized Gains                                   --          --           --       (1.26)              --
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                            (1.57)      (3.32)       (0.05)      (2.30)           (1.42)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $19.73      $26.95       $21.89      $14.96           $23.68
--------------------------------------------------------------------------------------------------------------------------
Total Investment Return                                       (21.77)%     41.59%       46.52%     (28.38)%          17.90%
==========================================================================================================================
Supplemental Data and Ratios:

Net Assets, End of Period (000s omitted)                    $241,308    $292,470     $216,272    $172,310         $286,322
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses in Excess of Income                                (0.53)%     (0.60)%      (0.74)%     (0.87)%          (0.89)%
--------------------------------------------------------------------------------------------------------------------------
Expenses After Waivers                                          1.25%       1.25%        1.25%       1.25%            1.25%
--------------------------------------------------------------------------------------------------------------------------
Expenses Before Waivers                                         1.46%       1.44%        1.46%       1.44%            1.28%
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                          109%        136%         159%        182%             188%
--------------------------------------------------------------------------------------------------------------------------

(1) Unaudited.

--------------------------------------------------------------------------------

Information
--------------------------------------------------------------------------------
Concerning All Funds

Management of the Fund

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas, Scudder Trust company, Deutsche Bank Securities, Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.

Board of Trustees. A Board of Trustees supervises all of the Fund's activities on behalf of the Fund's shareholders.

Investment Adviser. Under the supervision of the Board of Trustees, Deutsche Asset Management, Inc. ('DeAM, Inc.'), with headquarters at 280 Park Avenue, New York, New York 10017, acts as both Funds' investment advisor. As investment advisor, DeAM, Inc. makes each Fund's investment decisions. It buys and sells securities for the Funds and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. For its services as investment advisor, DeAM, Inc. receives a fee of 0.65% of the Funds' average daily net assets.

DeAM, Inc. provides a full range of investment advisory services to retail and institutional clients, and as of March 31, 2002 had total assets of approximately $97 billion under management.

DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Portfolio Manager

The following portfolio managers are responsible for the day-to-day management of the master portfolio's investments:

Audrey M. T. Jones, CFA

o   Managing Director of Deutsche Asset Management and Lead Manager of the Fund.

o   Joined Deutsche Asset Management in 1986.

o Portfolio manager with a primary focus on the credit sensitive, communication services, energy, process industries and transportation sectors.

o   30 years of investment industry experience.

o  BBA from Pace University Lubin School of Business.

Doris R. Klug, CFA

o   Director of Deutsche Asset Management and Co-Manager of the Fund.

o   Joined Deutsche Asset Management in 2000.

o Portfolio manager with primary focus on the consumer and capital goods sectors.

o   Vice President of Mutual of America from 1993 to 2000.

o   21 years of financial industry experience.

o   MBA from New York University Stern School of Business.

Bob Grandhi, CFA

o   Director of Deutsche Asset Management and Co-Manager of the Fund.

o   Joined Deutsche Asset Management in 2001.

o Portfolio manager with primary focus on the technology and healthcare sectors.

o Portfolio manager at Monument Funds Group and Daiwa Securities from 2000 to 2001 and 1990 to 2000, respectively.

o   25 years of financial industry experience.

o   MS and MBA from Illinois Institute of Technology

Other Services. Investment Company Capital Corporation ('ICCC') provides administrative services--such as portfolio accounting, legal services and others--for the Funds.


--------------------------------------------------------------------------------

Information--Concerning All Funds

In addition, ICCC--or your service agent--performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:

o   keeping accurate, up-to-date records for your individual Fund account;

o   implementing any changes you wish to make in your account information;

o processing your requests for cash dividends and distributions from the Funds;

o answering your questions on the Funds' investment performance or administration;

o   sending proxy reports and updated prospectus information to you; and

o   collecting your executed proxies.

Service agents may include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with ICCC. Service agents may charge additional fees to investors only for those services not otherwise included in the ICCC servicing agreement, such as cash management or special trust or retirement-investment reporting.

CALCULATING THE FUNDS' SHARE PRICE

We calculate the daily price of the Funds shares (also known as the 'Net Asset Value' or 'NAV') in accordance with the standard formula for valuing mutual fund shares at the close of regular trading on the New York Stock Exchange each day the New York Exchange is open for business. You can find the Funds' share price in the mutual fund listings of most major newspapers and on the Deutsche Asset Management website: www.deam-us.com.

The Fund calculates a net asset value per share for each of its classes. The formula for calculating the Funds' net asset values by class calls for deducting all of the liabilities of each class from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of outstanding shares of that class. The Fund values its securities at their stated market value if price quotations are readily available and reliable. Prices for securities that trade on foreign exchanges can change significantly on days when the New York Stock Exchange is closed and you cannot buy or sell Fund shares. Such price changes in the securities the Funds own may ultimately affect the price of Fund shares the next time the NAV is calculated.

When price quotations for a particular security are not readily available or may be unreliable, we determine its value by the method that most accurately reflects its fair value under procedures adopted by the Board of Trustees.

PERFORMANCE INFORMATION

The Funds' performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indices and investments for which reliable performance data is available. The Funds' performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

DIVIDENDS AND DISTRIBUTIONS

If the Fund earns net investment income or recognizes net long-term or short-term capital gains, its policy is to distribute to shareholders substantially all of that income and capital gain at least annually. The Fund reserves the right to include in the income distribution any short-term capital gains on securities that it sells. The Fund may also pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. The Fund automatically reinvests all dividends and distributions in shares of the fund, unless you elect to have your dividends and distributions reinvested in shares of another Deutsche asset Management fund or elect to receive them in cash. To make either election, complete the appropriate section of the application or notify the Service Center or your service agent at least five days before the date on which the next dividend or distribution will be paid. Any dividends payable on shares you redeem will be paid on the next dividend payable date. if you have redeemed all of your shares by that time, the dividend will be paid in cash whether or not that is the payment option you have selected.
--------------------------------------------------------------------------------
Typically, the New York Stock Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day (July 4th), Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. on days when the New York Stock Exchange closes early the Funds will calculate their net asset value at the time of closing.


--------------------------------------------------------------------------------

                                               Information--Concerning All Funds

TAX CONSIDERATIONS

The following summary is based on current tax laws that may change. The tax considerations for tax-deferred accounts, non-taxable entities and non-US investors may be different. because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

If you are a taxable shareholder, you and other taxable shareholders pay federal, state and local taxes on the income dividends or capital gain distributed by the Fund. Your taxes will vary from year to year, based on the amount of dividends and capital gain distributions paid out by the Fund. Every year the Fund will send you information on the tax status of dividends and distributions paid the previous year. you may owe taxes whether you receive cash or choose to have dividends and distributions reinvested.

Dividends and distributions usually have the following tax status:

--------------------------------------------------------------------------------
   Transaction                                         Tax Status
--------------------------------------------------------------------------------
   Income dividends                                    Ordinary income
--------------------------------------------------------------------------------
   Short-term capital gains distributions*             Ordinary income
--------------------------------------------------------------------------------
   Long-term capital gains distributions*              Capital gains
--------------------------------------------------------------------------------

* Whether a capital gain distribution is considered short-term or long-term does not depend on how long you own your shares.

If more than 50% of the Funds' total assets at the end of the fiscal year are invested in foreign securities, the Fund may elect to pass-through to you your pro-rata share of foreign taxes paid by the Fund which you must then include in your income. If so, the Fund will provide you with the necessary information to allow you to determine the amount of your credit (or deduction) for foreign taxes on your individual income tax return. In addition, if you sell your Fund shares, you may have a capital gain or loss.

--------------------------------------------------------------------------------
Transaction                                        Tax Status
--------------------------------------------------------------------------------
Your sale of shares owned for                  Generally, long-term capital
more than one year                             gain or losses
--------------------------------------------------------------------------------
Your sale of shares owned for                  Generally, short-term capital
one year or less                               gain or losses; losses subject
                                               to special rules
--------------------------------------------------------------------------------

By law, the Fund must withhold a portion of your taxable distributions, dividends and sales proceeds equal to the current backup withholding tax rate, if you do not provide your correct social security or taxpayer identification number along with the certifications required by the IRS, or if the IRS instructs the Funds to do so.

HOW TO CHOOSE THE CLASS THAT IS RIGHT FOR YOU

Your decision as to which class of the Fund's shares is best for you should be based upon a number of factors, including the amount of money you intend to invest and the length of time you intend to hold your shares.

If you choose Class A shares, you will pay a sales charge when you buy your shares, but the amount of the charge declines as the amount of your investment increases. You will pay lower expenses than Class B or C shares while you hold the shares. For investments of $1 million or more, you pay no sales charge when you buy your shares, but pay a sales charge if you redeem your shares within two years of purchase.

If you choose Class B shares, you will pay no sales charge when you buy your shares, but your annual expenses will be higher than Class A shares. You will pay a sales charge if you redeem your shares within six years of purchase, but the amount of the charge declines the longer you hold your shares, and at the end of six years, your shares convert to Class A shares, thus eliminating the higher expenses from that point on.

If you choose Class C shares, you will pay no sales charge when you buy your shares or if you redeem them after holding them for at least a year. On the other hand, expenses on Class C shares are the same as those on Class B shares, and there is no conversion to Class A shares at the end of six years. Therefore, the higher expenses continue for as long as you own your shares.

Your service agent is paid a fee when you buy shares. In addition, your service agent is paid an annual fee as long as you hold your shares. For Class A and B shares, this fee begins when you purchase your shares. For Class C shares, this fee begins one year after you purchase your shares. In addition to


--------------------------------------------------------------------------------

Information--Concerning All Funds

these payments, the Fund's advisor or administrator may provide compensation to securities dealers and service agents for distribution, administrative and promotional services. Your service agent may receive different levels of compensation depending upon which class of shares you buy.

Distribution and Shareholder Servicing Plans

The Fund has adopted plans under Rule 12b-1 that allow it to pay your service agent distribution and other fees for the sale of its shares and for shareholder service. In addition, the Fund may pay shareholder servicing fees on Class B and Class C shares. Class A shares pay a distribution fee equal to 0.25% annually of average daily net assets. Class B and C shares pay a distribution fee equal to 0.75% annually of average daily net assets and a shareholder servicing fee equal to 0.25% annually of average daily net assets. Because these fees are paid out of net assets on an on-going basis, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

BUYING AND SELLING FUND SHARES

To Purchase Shares

You may buy any class of the Fund's shares through your service agent. Contact your securities dealer or service agent for details on how to enter and pay for your order. You may also buy shares by contacting the Service Center directly. Contact the Service Center at 1-800-730-1313 for details.

Minimum Account Investments

Initial Investment in Class A, B or C shares               $2,000
Subsequent investments                                     $  100
IRA account, initial investment (there is no minimum
   for subsequent investments)                             $1,000
Initial investment for shareholders of other Deutsche
   Asset Management funds' Class A, B and C shares         $  500
Automatic investment plan, initial investment              $  250
   Weekly, semi-monthly or monthly plan subsequent
      investments                                          $  100
   Quarterly plan subsequent investments                   $  250
   Semi-annual or annual plan subsequent investments       $  500
Minimum investment for qualified retirement plans
   (such as 401(k), pension or profit sharing plans)       $    0
Minimum account balance:
   Non-retirement account                                  $  500
   IRA account                                             $    0

Accounts opened through a securities dealer or service agent may have different minimum investment amounts. The Fund and its service providers reserve the right, from time to time in their sole discretion, to waive or reduce the investment minimums.

Automatic Investment Plan. You may elect to make a regular weekly, semi-monthly, monthly, quarterly, semi-annual or annual investment in any class of shares. The amount you decide upon will be withdrawn from your checking account using a pre-authorized check. When the money is received by the Service Center, it will be invested at that day's offering price in the class of shares selected. Either you or the Fund may discontinue your participation upon 30 days' notice. If you wish to enroll in any of these programs or if you need any additional information, complete the appropriate section of the application or contact your securities dealer, service agent or the Service Center.

To Redeem Shares

You may redeem any class of the Fund's shares through your securities dealer or service agent. Contact your securities dealer or service agent for details on how to enter your order and for information as to how you will be paid. If you have an account with the Fund that is in your name, you may also redeem shares by contacting the Service Center by mail or by telephone. Refer to the section entitled 'Telephone Transactions' for more information on this method of redemption.

Your securities dealer, service agent or the Service Center may require the following documents before redeeming your shares:

o A letter of instruction, if you are redeeming shares worth more than $100,000. The letter must specify your account number and the number of shares or dollar amount you wish to redeem. The letter must be signed by all owners of the shares exactly as their names appear on the account.

o A signature guarantee, if you are redeeming shares and the amount is more than $100,000 or you request that the check be mailed to an address other than the one on record. You can obtain one from most banks or service agents.

o Any stock certificates representing the shares you are redeeming. The certificates must be properly endorsed or accompanied by a duly executed stock power.

o Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.


--------------------------------------------------------------------------------

                                               Information--Concerning All Funds

Other Redemption Information

Systematic Withdrawal Plan. If you own Fund shares having a value of at least $10,000, you may arrange to have some of your shares redeemed monthly, quarterly, semi-annually or annually under the Fund's Systematic Withdrawal Plan. The minimum withdrawal amount is $100. Each redemption under this plan involves all the tax and sales charge implications normally associated with Fund redemptions, except as noted under 'Waiver of Sales Charge.' Contact your securities dealer, service agent or the Service Center for information on this plan.

Telephone Transactions. You are automatically entitled to telephone transaction privileges, but you may specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the application or at any time thereafter by completing and returning documentation supplied by the Service Center. You may contact the Service Center during its regular hours, which are normally 8:30 am to 7:00 pm (Eastern time).

The Service Center will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures include requiring you to provide certain personal identification information when you open your account and before you execute each telephone transaction. You may be required to provide additional written instructions. If these procedures are employed, neither the Fund nor the Service Center will bear any liability for following telephone instructions that the Service Center reasonably believes to be genuine. Your telephone transaction request will be recorded.

If you request your redemption proceeds by check, you may redeem shares worth up to $100,000. If you request your redemption proceeds by wire, you may redeem shares in any amount.

If you hold shares in certificate form you may not exchange or redeem them by telephone.

SALES CHARGES

Purchase Price

The price you pay to buy shares will be the Fund's offering price, which is calculated by adding any applicable sales charges to the net asset value per share of the class you are buying. You do not pay a sales charge when you reinvest dividends or distributions paid by the Fund.

Shares are subject to sales charges according to the following schedule:

--------------------------------------------------------------------------------
                                  Class A Sales
                                Charge as a % of

                                                     Net  Class B     Class C
     Amount of                      Offering      Amount    Sales       Sales
     Purchase                          Price    Invested   Charge      Charge
--------------------------------------------------------------------------------
Less than $50,000                      5.75%       6.10%     None        None
--------------------------------------------------------------------------------
$50,000-$99,999                        4.50%       4.71%     None        None
--------------------------------------------------------------------------------
$100,000-$249,999                      3.50%       3.63%     None        None
--------------------------------------------------------------------------------
$250,000-$499,999                      2.60%       2.67%     None        None
--------------------------------------------------------------------------------
$500,000-$999,999                      2.00%       2.04%     None        None
--------------------------------------------------------------------------------
$1,000,000 and over                     None        None     None        None
--------------------------------------------------------------------------------

Although you do not pay an initial sales charge when you invest $1 million or more in Class A shares or when you buy any amount of Class B or C shares, you may pay a sales charge when you redeem your shares. Refer to the section entitled `Redemption Price' for details. Your service agent may be paid a commission at the time of your purchase.

The sales charge you pay on your current purchase of Class A shares may be reduced under the circumstances listed below.

Rights of Accumulation. If you are purchasing additional Class A shares of the Fund or Class A shares of any other Deutsche Asset Management fund or if you already have investments in Class A shares, you may combine the value of your purchases with the value of your existing Class A share investments to determine whether you qualify for reduced sales charges. (For this purpose your existing Class A investments will be valued at the higher of cost or current value.) You may also combine your Class A purchases and investments with those of your spouse and your children under the age of 21 for this purpose. You must be able to provide sufficient information to verify that you qualify for this right of accumulation.

Letter of Intent. If you anticipate making additional purchases of Class A shares of the Fund or any other Deutsche Asset Management fund over the next 13 months, you may combine the value of your current purchase with the value of your anticipated purchases to determine whether you qualify for a reduced sales charge. You will be required to specify the total value of your anticipated purchases on the application and to initially purchase at least 5% of the total. When you make each purchase during the period, you will pay the sales charge applicable to their combined value.


--------------------------------------------------------------------------------

Information--Concerning All Funds

If, at the end of the 13-month period, the total value of your purchases is less than the amount you indicated, you will be required to pay the difference between the sales charges you paid and the sales charges applicable to the amount you actually did purchase. Some of the shares you own will be redeemed to pay this difference.

Purchases at Net Asset Value. You may buy Class A shares without paying a sales charge under the following circumstances:

1) If you are reinvesting some or all of the proceeds of a redemption of Class A shares made within the last 90 days.

2) If you are exchanging an investment in Class A shares of certain other Deutsche Asset Management funds for an investment in this Fund (see 'Purchases by Exchange' for a description of the conditions).

3) If you are a current or retired Director or Trustee of this or any affiliated fund or a director, an employee, or a member of the immediate family of an employee of any of the following (or their respective affiliates): the Fund's distributor, the Fund's advisor, a broker-dealer authorized to sell shares of the Fund, or an investment advisor or sub-advisor to any fund in the Deutsche Asset Management family of funds.

4)  If you are buying shares in any of the following types of accounts:

    (i)   A qualified retirement plan;

    (ii)  A Deutsche Asset Management fund payroll savings program;

    (iii) A fiduciary or advisory account with a bank, bank trust department, registered investment advisor, financial planner, or securities dealer purchasing shares on your behalf. To qualify for this provision, you must be paying an account management fee for the fiduciary or advisory services. You may be charged an additional fee by your securities dealer or service agent if you buy shares in this manner.

Purchases by Exchange

You may exchange Class A, B, or C shares of certain other Deutsche Asset Management funds for an equal dollar amount of Class A, B, or C shares, respectively, without payment of the sales charges described above or any other charge, up to four times a calendar year. You may enter both your redemption and purchase orders on the same business day or, if you have already redeemed the shares of the other fund, you may enter your purchase order within 90 days of the redemption. The Fund may modify or terminate these offers of exchange upon 60 days' notice. Your purchase order might not be accepted if the Fund determines that your purchase would be detrimental to the interests of shareholders. (See the section entitled 'Important Information about Buying and Selling Shares.')

You may request an exchange through your service agent. Contact your service agent for details on how to enter your order. Before exchanging shares, you should obtain a copy of that fund's prospectus and read it carefully. If you have an account with the Fund that is in your name, you may also request an exchange directly through the Service Center.

Please note the following conditions.

o The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

o You may make the exchange by phone, only if your account has the exchange by phone feature or by letter.

o Any deferred sales charge will continue to be measured from the time of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower deferred sales charge, your sales charge will not be reduced.

o If your fund shares are in a taxable account, you may have to pay taxes on the exchange.

o Your exchange must meet the minimum investment amount for the class of shares of the fund being purchased.

Redemption Price

The amount of any applicable deferred sales charge will be deducted from your redemption price according to the following schedule:

--------------------------------------------------------------------------------

-------------------------------------------------------------
                       Information--Concerning All Funds
                       Sales Charge as a Percentage of the
                         Dollar Amount Subject to Charge
                     (as a % of the Lesser of Cost or Value)

Years Since             Class A     Class B      Class C
Purchase                 Shares      Shares       Shares
-------------------------------------------------------------
First                     1.00%*      5.00%        1.00%
-------------------------------------------------------------
Second                    1.00%*      4.00%         None
-------------------------------------------------------------
Third                      None       3.00%         None
-------------------------------------------------------------
Fourth                     None       3.00%         None
-------------------------------------------------------------
Fifth                      None       2.00%         None
-------------------------------------------------------------
Sixth                      None       1.00%         None
-------------------------------------------------------------
Thereafter                 None        None         None
-------------------------------------------------------------

* You will pay a deferred sales charge when you redeem Class A shares only if your shares were purchased at net asset value (ie, without any sales charge) because they were part of an investment of $1 million or more.

Determination of Deferred Sales Charge. The sales charge applicable to your redemption is calculated in a manner that results in the lowest possible rate:

o No sales charge will be applied to shares you own as a result of reinvesting dividends or distributions.

o If you have purchased shares at various times, the sales charge will be applied first to shares you have owned for the longest period of time.

o If you acquired your shares through an exchange of shares of another Deutsche Asset Management fund, the period of time you held the original shares will be combined with the period of time you held the shares being redeemed to determine the years since purchase. If you bought your shares prior to June 28, 2002, you will pay the sales charge in effect at the time of your original purchase.

o The sales charge is applied to the lesser of the cost of the shares or their value at the time of your redemption. Therefore, you do not pay a sales charge on amounts representing appreciation.

Waiver of Sales Charge. You may redeem shares without paying a deferred sales charge under any of the following circumstances:

1) If you are exchanging your shares for shares of another Deutsche Asset Management fund of the same class.

2) If your redemption represents the minimum required distribution from an individual retirement account or other retirement plan.

3) If your redemption represents a distribution from a Systematic Withdrawal Plan. This waiver applies only if the annual withdrawals under your Plan are 12% or less of your share balance.

4) If shares are being redeemed in your account following your death or a determination that you are disabled. This waiver applies only under the following conditions:

    (i) The account is registered in your name either individually, as a joint tenant with rights of survivorship, as a participant in community property, or as a minor child under the Uniform Gifts or Uniform Transfers to Minors Acts.

    (ii) Either you or your representative notifies your service agent or the Service Center that these circumstances exist.

Automatic Conversion of Class B Shares. Your Class B shares, along with any reinvested dividends or distributions associated with those shares, will be automatically converted to Class A shares at the end of six years after your purchase. Shares purchased by exchanging Class B shares from another Deutsche Asset Management fund will convert on the date that the shares originally acquired would convert to Class A shares. This automatic conversion will be made on the basis of the relative net asset values of the classes and, under current US tax laws, will not be a taxable event to you.

Important Information about Buying and Selling Shares

o You may buy and sell shares of the Fund through authorized service agents. The price at which you buy and sell shares is based on the next calculation of the NAV after the order is received by the Service Center or your service agent, provided that your service agent forwards your order to the Service Center in a timely manner. Contact your service agent if you have a dispute as to when your order was actually received by the Service Center.

o The fund accepts payment for shares only in US dollars by check, by bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, starter checks, third-party checks or checks issued by credit card companies or internet-based companies.

--------------------------------------------------------------------------------

Information--Concerning All Funds

o The payment of redemption proceeds and the processing of exchanges for shares of the Fund recently purchased by check may be delayed for up to 15 calendar days while we wait for your check to clear.

o Unless otherwise instructed, we normally mail a check for the proceeds from the sale of your shares to your account address the next business day but may take up to seven days after we receive your order in proper form.

o Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you in cash whether or not that is the payment option you have selected.

o The Fund reserves the right to close your account on 60 days' notice if it fails to meet minimum account balance requirements for any reason other than a change in market value.

o The Fund remits proceeds from the sale of shares in US dollars. Under certain circumstances, we reserve the right to redeem shares 'in-kind', which means that we may give you a portion of your redemption in portfolio securities.

o The Fund issues share certificates only for Class A shares and only upon request.

o You may have difficulty contacting the Service Center by telephone during times of market volatility or disruption in telephone service. If you are unable to reach the Service Center by telephone, you should make your request by mail.

o The Fund will not accept purchase and sale orders on any day the New York Stock Exchange is closed. On New York Stock Exchange holidays or on days when the exchange closes early, the Service Center will adjust its hours accordingly.

o The Fund reserves the right to reject purchases of Fund shares (including purchases that are part of an exchange) for any reason. The fund reserves the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists that prohibits the Fund from disposing of its portfolio securities or pricing its shares.

o Your purchase order may not be accepted if we determine that your purchase would be detrimental to the interests of our shareholders. The Fund reserves the right to refuse your order if it is part of multiple purchase or exchange requests that we, in our sole discretion, deem to involve excessive trading or to be part of a market timing strategy. In making our determination, we may consider orders you have placed individually, orders placed in combination with a group of shareholders or commonly controlled accounts and orders placed by your service agent. For these purposes, we may consider, among other factors, your trading history in this or any affiliated fund, the funds involved, the amount of your investment, your background and the background of any other investors or service agents involved.

o Account Statements and Fund Reports: The Service Center or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. The Service Center will send you semi-annual and annual reports on the Fund's overall performance, its current holdings and its investing strategies.

--------------------------------------------------------------------------------

                       This page intentionally left blank

Additional information about each Fund's investments and performance is available in each Fund's annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated January 28, 2002, as revised June 28, 2002, which we have filed electronically with the Securities and Exchange Commission
(SEC) and which is incorporated by reference. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to us at:

                              Deutsche Asset Management Service Center
                              P.O. Box 219210
                              Kansas City, MO 64121-9210
or call our toll-free number: 1-800-730-1313

You can find reports and other information about each Fund on the EDGAR Database on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about each Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202-942-8090.



Mid Cap Fund--Class A, B and C Shares                      CUSIP #
Small Cap Fund Class A, B and C Shares                     SMMIDCAPANN (06/02)
BT Investment Funds                                        811-4760

Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                January 28, 2002
                                                        As Revised June 28, 2002

BT Investment Funds

Mid Cap Fund- Investment Class
Mid Cap Fund- Institutional Class
Mid Cap Fund - Class A Shares
Mid Cap Fund - Class B Shares
Mid Cap Fund - Class C Shares

Small Cap Fund- Investment Class
Small Cap Fund - Class A Shares
Small Cap Fund - Class B Shares
Small Cap Fund - Class C Shares
Small Cap Fund - M Class

BT Investment Funds (the 'Trust') is an open-end, management investment company (mutual fund) which consists of a number of separate investment funds. The shares of the Mid Cap Fund and the Small Cap Fund (each, a 'Fund' and together the 'Funds') - are described herein. The Mid Cap Fund currently offers five classes of shares, Investment Class, Institutional Class and Class A, B and C Shares. The Small Cap Fund currently offers five classes of shares, Investment Class, Class A, B and C Shares and Class M Shares. Each of the Funds is a separate series of the Trust.

Prior to March 28, 2002, the Mid Cap Fund and the Small Cap Fund invested all of their investable assets in diversified open-end management investment companies having the same investment objectives as each Fund. These investment companies were the Capital Appreciation Portfolio and the Small Cap Portfolio, respectively, (each, a "Portfolio" and collectively, the "Portfolios"). Since March 28, 2002 each Fund is now operating as a stand-alone mutual fund that directly acquires and manages its own portfolio of securities. The Mid Cap Fund and the Small Cap Fund may in the future seek to achieve their investment objective by investing all of their net assets in investment companies having the same investment policies and restrictions as those applicable to each Fund.

Shares of the Funds are sold by ICC Distributors, Inc. ('ICCD'), the Trust's Distributor, to clients and customers (including affiliates and correspondents) of Deutsche Asset Management, Inc. ('DeAM, Inc.'), the Portfolios' investment advisor (the 'Advisor'), and to clients and customers of other organizations.

The Prospectuses for the Mid Cap Fund Investment and Institutional Classes and the Small Cap Fund Investment Class are each dated January 28, 2002. The Prospectuses for the newly offered A, B and C Class Shares of the Mid Cap Fund and the Small Cap Fund are dated June 28, 2002. The Prospectus for the newly offered Small Cap Fund M Class is dated June 28, 2002. The Prospectuses provide the basic information investors should know before investing. This Statement of Additional Information ('SAI'), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with that Fund's Prospectus. You may request a copy of a prospectus or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trust at the telephone number listed below or by contacting any Service Agent (which is any broker, financial advisor, bank, dealer or other institution or financial intermediary that has a sub-shareholder servicing agreement with DeAM, Inc.). This SAI is not an offer of any Fund for which an investor has not received a Prospectus. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Trust's Prospectuses. The financial statements for each Fund and the corresponding Portfolio for the fiscal year ended September 30, 2001, are incorporated herein by reference to the Annual Report to shareholders for the Fund and Portfolio dated September 30, 2001. A copy of the Fund's and the Portfolio's Annual Report may be obtained without charge by calling the Fund at 1-800-730-1313.

                                TABLE OF CONTENTS

                                                                           PAGE


INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS............................1
   Investment Objectives....................................................1
   Investment Policies......................................................1
   Fixed Income Securities and Money Market Instruments.....................8
   Derivative Securities...................................................16
   Portfolio Turnover......................................................30
   Investment Restrictions.................................................30
   Portfolio Transactions and Brokerage Commissions........................33
PERFORMANCE INFORMATION....................................................35
   Standard Performance Information........................................35
   Comparison of Fund Performance..........................................45
   Economic and Market Information.........................................46
VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN-KIND.................46
   Purchase of Shares......................................................47
   Redemption of Shares....................................................48
   Redemptions and Purchases In-Kind.......................................49
MANAGEMENT OF THE TRUST AND THE PORTFOLIOS.................................50
   Trustees of the Trust and Portfolios....................................XX
   Code of Ethics..........................................................57
   Investment Advisor......................................................58
   Administrator...........................................................60
   Distributor.............................................................61
   Counsel and Independent Accountants.....................................63
ORGANIZATION OF THE TRUST..................................................63
TAXATION...................................................................65
   Dividends and Distributions.............................................65
   Taxation of the Funds...................................................66
   Foreign Securities......................................................67
   Taxation of the Portfolios..............................................67
   Sale of Shares..........................................................67
   Backup Withholding......................................................68
   Foreign Shareholders....................................................68
   Other Taxation..........................................................68
FINANCIAL STATEMENTS.......................................................69
APPENDIX...................................................................70

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                              Investment Objectives

Both Mid Cap Fund's and Small Cap Fund's investment objectives are long-term capital growth. The production of any current income is secondary to each Fund's investment objective, and there can, of course, be no assurance that either Fund will achieve its investment objective.

Under normal circumstances, the Mid Cap Fund invests at least 80% of its assets, determined at the time of purchase, in companies with market caps within the market capitalization range of the S&P Mid-Cap 400 Index or securities with equity characteristics that provide exposure to those companies.

Under normal circumstances, the Small Cap Fund invests at least 80% of its assets, determined at the time of purchase, in the stock, and other securities with equity characteristics, of smaller capitalization companies. The investment advisor defines the small capitalization equity securities universe as the bottom 20% of the total domestic equity market capitalization (at the time of investment), using a minimum market capitalization of $10 million.

                               Investment Policies

Unless otherwise indicated, each Fund is permitted, but not obligated to pursue any of the following strategies and does not represent that these techniques are available now or will be available at any time in the future. If the Funds' investment in a particular type of security is limited to a certain percentage of the Funds' assets, that percentage limitation is listed in the chart. Following the chart, there is a description of how each type of security and investment strategies may be used by the Funds.

--------------------------------------------------------------------------------

INVESTMENT PRACTICE                 Mid Cap Fund                  Small Cap
========================== =============================== =====================
KEY TO TABLE:

|   Permitted without stated limit
/ / Permitted without stated limited, but not expected to be used to a significant extent
X   Not permitted

20% Italic type (e.g. 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

--------------------------------------------------------------------------------
EQUITY SECURITIES
--------------------------------------------------------------------------------
Common Stock                             |                           |
-------------------------- ------------------------------- ---------------------
Warrants                                 |                           |
-------------------------- ------------------------------- ---------------------
Preferred Stock                          |                           |
-------------------------- ------------------------------- ---------------------
Convertible Securities                   |                           |
-------------------------- ------------------------------- ---------------------
Medium Capitalization                    |                          / /
Stocks
-------------------------- ------------------------------- ---------------------
Small Capitalization                    / /                          |
Stocks
-------------------------- ------------------------------- ---------------------
Micro Capitalization                   / /                         / /
Stocks
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT PRACTICE                 Mid Cap Fund                  Small Cap
========================== =============================== =====================
KEY TO TABLE:

|   Permitted without stated limit
/ / Permitted without stated limited, but not expected to be used to a significant extent
X   Not permitted

20% Italic type (e.g. 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

--------------------------------------------------------------------------------
FIXED INCOME SECURITIES & MONEY MARKET INSTRUMENTS
--------------------------------------------------------------------------------
Short-Term Instruments              35% (total)                 35% (total)
-------------------------- ------------------------------- ---------------------
Obligations  of Banks and           35% (total)                 35% (total)
Other Financial
Institutions
-------------------------- ------------------------------- ---------------------
Certificates of Deposit             35% (total)                 35% (total)
and Banker's Acceptances
-------------------------- ------------------------------- ---------------------
Commercial Paper                    35% (total)                 35% (total)
-------------------------- ------------------------------- ---------------------
Variable Rate Master                35% (total)                 35% (total)
Demand Notes
-------------------------- ------------------------------- ---------------------
U.S. Government                          |                           |
Securities
-------------------------- ------------------------------- ---------------------
Custodial Receipts                       X                           X
-------------------------- ------------------------------- ---------------------
Zero Coupon Securities                  / /                         / /
and Deferred Interest
Bonds
-------------------------- ------------------------------- ---------------------
Variable Rate Securities                 X                           X
-------------------------- ------------------------------- ---------------------
Inverse Floating Rate                    X                           X
Securities
-------------------------- ------------------------------- ---------------------
Lower-Rated Debt                         X                           X
Securities
-------------------------- ------------------------------- ---------------------
Registered Loans                         X                           X
-------------------------- ------------------------------- ---------------------
Put Bonds                                X                           X
-------------------------- ------------------------------- ---------------------
Other Debt Obligations                   X                           X
--------------------------------------------------------------------------------
DERIVATIVE SECURITIES (OPTIONS)
--------------------------------------------------------------------------------
Options on Securities                    |                           |
-------------------------- ------------------------------- ---------------------
Options on Securities                    |                           |
Indices
-------------------------- ------------------------------- ---------------------
Options on Non-US                        |                           |
Securities Indices
--------------------------------------------------------------------------------
DERIVATIVE SECURITIES (FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS)
--------------------------------------------------------------------------------
Futures Contracts                        |                           |
-------------------------- ------------------------------- ---------------------
Futures Contracts on                     |                           |
Securities Indices
-------------------------- ------------------------------- ---------------------
Options on Futures                       |                           |
Contracts (including
Contracts on Security
Indices)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT PRACTICE                 Mid Cap Fund                  Small Cap
========================== =============================== =====================
KEY TO TABLE:

|   Permitted without stated limit
/ / Permitted without stated limited, but not expected to be used to a significant extent
X   Not permitted

20% Italic type (e.g. 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

--------------------------------------------------------------------------------

DERIVATIVE SECURITIES (HEDGING STRATEGIES)
-------------------------- ------------------------------- ---------------------
Hedging Strategies                      / /                         / /
--------------------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
-------------------------- ------------------------------- ---------------------
Government Guaranteed
Mortgage-Backed                         / /                         / /
Securities
-------------------------- ------------------------------- ---------------------
Ginnie Mae Certificates                  |                           |
-------------------------- ------------------------------- ---------------------
Fannie Mae Certificates                  |                           |
-------------------------- ------------------------------- ---------------------
Freddie Mac Certificates                 |                           |
-------------------------- ------------------------------- ---------------------
Multi-Class                              X                           X
Mortgage-Backed
Securities (CMOs and
REMICs)
-------------------------- ------------------------------- ---------------------
Private  Issued Mortgage-                X                           X
Backed Securities
-------------------------- ------------------------------- ---------------------
Mortgage Pass-Through                    X                           X
Securities
-------------------------- ------------------------------- ---------------------
Stripped-Mortgage  Backed                X                           X
Securities
-------------------------- ------------------------------- ---------------------
Adjustable Rate                          X                           X
Mortgages
-------------------------- ------------------------------- ---------------------
Asset-Backed Securities                  |                           |
--------------------------------------------------------------------------------
SECURITIES OF NON-U.S. ISSUERS
-------------------------- ------------------------------- ---------------------
Foreign Securities &                     |                           |
Depository Receipts
(ADRs, EDRs, GDRs and
IDRs)
-------------------------- ------------------------------- ---------------------
Foreign Corporate Debt                  / /                         / /
Securities
-------------------------- ------------------------------- ---------------------
Foreign  Government  Debt               / /                         / /
Securities
-------------------------- ------------------------------- ---------------------
Investments in Emerging                  X                           X
Markets
--------------------------------------------------------------------------------
CURRENCY MANAGEMENT
-------------------------- ------------------------------- ---------------------
Currency Exchange                        |                           |
Transactions
-------------------------- ------------------------------- ---------------------
Currency Hedging                         |                           |
Transactions
-------------------------- ------------------------------- ---------------------
Cross Hedging                           / /                         / /
-------------------------- ------------------------------- ---------------------
Forward Currency                         |                           |
Exchange Contracts
-------------------------- ------------------------------- ---------------------
Options on Foreign                       |                           |
Currencies
-------------------------- ------------------------------- ---------------------
Rating Services                          |                           |
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT PRACTICE                 Mid Cap Fund                  Small Cap
========================== =============================== =====================
KEY TO TABLE:

|   Permitted without stated limit
/ / Permitted without stated limited, but not expected to be used to a significant extent
X   Not permitted

20% Italic type (e.g. 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

--------------------------------------------------------------------------------

OTHER INVESTMENTS AND INVESTMENT PRACTICES
-------------------------- ------------------------------- ---------------------
Illiquid Securities                  15% (Net)                   15% (Net)
-------------------------- ------------------------------- ---------------------
TBA Commitments                          X                           X
-------------------------- ------------------------------- ---------------------
When-Issued  and  Delayed                |                           |
Delivery Securities
-------------------------- ------------------------------- ---------------------
Repurchase Agreements                    |                           |
-------------------------- ------------------------------- ---------------------
Reverse Repurchase                 33 1/3% (Net)               33 1/3% (Net)
Agreements
-------------------------- ------------------------------- ---------------------
Mortgage Dollar Rolls              33 1/3% (Net)               33 1/3% (Net)
-------------------------- ------------------------------- ---------------------
Lending of Portfolio                30% (total)                 30% (total)
Securities
-------------------------- ------------------------------- ---------------------
Borrowing                          33 1/3% (Net)              33 1/3% (Net)
-------------------------- ------------------------------- ---------------------
Short Sales                          25% (Net)                   25% (Net)
-------------------------- ------------------------------- ---------------------
Concentration of                    25% (total)                 25% (total)
Investments
-------------------------- ------------------------------- ---------------------
Other Investment                    10% (total)                 10% (total)
Companies
-------------------------- ------------------------------- ---------------------
Temporary Defensive                      |                           |
Investments
-------------------------- ------------------------------- ---------------------



                                Equity Securities

General. The Funds may invest in equity securities listed on any domestic or non-US securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. As used herein, 'equity securities' include common stock, preferred stock, trust or limited partnership interests, rights and warrants (to subscribe to or purchase such securities) and convertible securities (consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock).

Common Stocks. Common stocks, the most familiar type of equity securities, represent an equity (i.e., ownership) interest in a corporation. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, as well as, changes in overall market and economic conditions. This affects the value of the shares of the Funds, and thus the value of your investment. Smaller companies are especially sensitive to these factors.

Warrants. The Funds may invest in warrants. Warrants are securities that give the holder the right but not the obligation to buy a specified number of shares of common stock at a specified price, which is often higher than the market price at the time of issuance, for a specified period (or in perpetuity). Warrants may be issued in units with other securities or separately, and may be freely transferable and traded on exchanges. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus is a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant.

While the market value of a warrant tends to be more volatile than that of the securities underlying the warrant, changes in the market value of a warrant may not necessarily correlate with that of the underlying security. A warrant ceases to have value if it is not exercised prior to the expiration date, if any, to which the warrant is subject. The purchase of warrants involves a risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Also, warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company.

Preferred Stock. The Funds may invest in preferred stock. Preferred stock has a preference (i.e., ranks higher) in liquidation (and generally dividends) over common stock but is subordinated (i.e., ranks lower) in liquidation to fixed income securities. Dividends on preferred stock may be cumulative, and in such cases, all cumulative dividends usually must be paid prior to dividend payments to common stockholders. Because of this preference, preferred stocks generally entail less risk than common stocks. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights moves inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities (e.g., common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks.

All preferred stocks are also subject to the same types of credit risks as corporate bonds. In addition, because preferred stock is subordinate to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by Standard & Poor's Ratings Services ('S&P') and Moody's Investors Service, Inc. ('Moody's') although there is no minimum rating which a preferred stock must have to be an eligible investment for the Fund. Generally, however, the preferred stocks in which the Fund invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

Convertible Securities. A convertible security is a bond or preferred stock which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are generally subordinate to non-convertible debt securities. While providing a fixed income stream, generally higher in yield than in the income derived from a common stock but lower than that afforded by a non-convertible debt security, a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible.

The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders. In general, the market value of a convertible security is the greater of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Medium-Capitalization and Small-Capitalization Stocks. Lesser known companies with medium- and small-market capitalizations frequently offer greater growth potential than larger, more mature, better-known companies. Investments in such companies involve considerations that are not applicable to investing in securities of established, larger capitalization issuers including reduced and less reliable information about the issuer, less stringent financial disclosure requirements and higher brokerage commissions and fees and greater market risk in general.

In addition, investing in the securities of these companies, also involves the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of such companies are the less certain growth prospects of medium and smaller firms, the greater illiquidity in the markets for the stocks of such companies and the greater sensitivity of such companies to changing economic conditions in their respective geographic region.

For example, securities of these companies involve higher investment risk than that normally associated with larger firms due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

In addition, many medium- and small-market capitalization companies are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few securities analysts. Also, the securities of smaller capitalization companies traded on the over-the-counter market may have fewer market makers, wider spreads between their quoted bid and ask prices and lower trading volumes, resulting in comparatively greater price volatility and less liquidity than exists for securities of larger capitalization companies.

Investing in Foreign Securities. Each Fund will, under normal market conditions, invest a significant portion of its assets in foreign securities. Investors should realize that investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Investors should realize that the value of the Funds' foreign investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition or (or change in) exchange control or tax regulations in foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Funds' operations, Furthermore, the economies of individual foreign nations may differ from the US economy, whether favorably or unfavorably, in areas such as growth or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency or balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to US companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the Untied States. Any foreign investments made by the Fund must be made in compliance with US and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

The Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of US companies. The settlement periods for foreign securities, which are often longer than those for securities of US issuers, may affect portfolio liquidity. Furthermore, there may be less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

Trading in Foreign Securities. Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing the net asset values, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Similarly, foreign securities quoted in foreign currencies are translated into US dollars at the foreign exchange rates.

Occasionally, events that affect values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

              Fixed Income Securities and Money Market Instruments

General. Although not a principal investment each Fund may invest in a broad range of domestic and foreign fixed income (debt) securities. Fixed income securities, including (but not limited to) bonds, are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values.

The value of fixed income securities in the Funds' securities portfolio generally varies inversely with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

In periods of declining interest rates, the yield (the income generated over a stated period of time) of a Fund that invests in fixed income securities may tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of a Fund may tend to be lower. Also, when interest rates are falling, the inflow of net new money to such a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Funds' investment portfolio, thereby reducing the yield of the Fund. In periods of rising interest rates, the opposite can be true. The net asset value of the Fund investing in fixed income securities can generally be expected to change as general levels of interest rates fluctuate.

Fixed Income Security Risk. Fixed income securities generally expose a Fund to four types of risk: (1) interest rate risk (the potential for fluctuations in bond prices due to changing interest rates); (2) income risk (the potential for a decline in the Funds' income due to falling market interest rates); (3) credit risk (the possibility that a bond issuer will fail to make timely payments of either interest or principal to the Fund); and (4) prepayment risk or call risk (the likelihood that, during period of falling interest rates, securities with high stated interest rates will be prepaid, or 'called' prior to maturity, requiring the Fund to invest the proceeds at generally lower interest rates).

Short-Term Instruments. When a Fund experiences large cash inflows, for example, through the sale of securities and attractive investments are unavailable in sufficient quantities, the Funds may hold short-term investments (or shares of money market mutual funds) for a limited time pending availability of such investments. Each Fund may invest up to 35% of its total assets in high quality short-term investments with remaining maturities of 397 days or less, or in money market mutual funds, to meet anticipated redemptions and expenses for day to day operating purposes. In addition, when in the Advisor's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse market or other conditions, up to 100% of either Fund's assets may be invested in such short-term instruments.

Short-term instruments consist of foreign and domestic: (1) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (2) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's or, if unrated, are deemed to be of comparable quality in the opinion of the Advisor; (3) commercial paper;
(4) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (5) repurchase agreements. At the time a Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's; outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be deemed to be of comparable quality in the opinion of Bankers Trust. These instruments may be denominated in US dollars or in foreign currencies.

Other US government securities the Funds may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the US, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the US government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in obligations issued by such an instrumentality only if the Advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

Each Fund may also invest in separately traded principal and interest component of securities guaranteed or issued by the US Government or its agencies, instrumentalities or sponsored enterprises if such components trade independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS") or any similar program sponsored by the US Government. STRIPS are sold as zero coupon securities. See "Zero Coupon Securities."

Certificates of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper. The Fund may invest in fixed rate or variable rate commercial paper, issued by US or foreign entities. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by US or foreign corporations in order to finance their current operations. Any commercial paper issued by a foreign entity corporation and purchased by the Fund must be US dollar-denominated and must not be subject to foreign withholding tax at the time of purchase.

Commercial paper when purchased by the Funds must be rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such security) or, if not so rated, must be believed by the Advisor, acting under the supervision of the Board of Trustees of the Fund, to be of comparable quality. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches and subsidiaries of US and foreign banks.

The Funds may also invest in variable rate master demand notes. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings, see the Appendix to this SAI.

US Government Securities. Both Funds may invest in obligations issued or guaranteed by the US government and include: (1) direct obligations of the US Treasury and (2) obligations issued by US government agencies and instrumentalities. Included among direct obligations of the US are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the US are: instruments that are supported by the full faith and credit of the US (such as certificates issued by the Government National Mortgage Association ("GNMA" or "Ginnie Mae")); instruments that are supported by the right of the issuer to borrow from the US Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA" or "Fannie Mae") and Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac")).

Investments in American, European, Global and International Depository Receipts. The Funds may invest in non-US securities in the form of American Depository Receipts ('ADRs'), European Depository Receipts ('EDRs'), Global Depository Receipts ('GDRs'), or International Depository Receipts ('IDRs'). ADRs are receipts typically issued by a US bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and IDRs are receipts issued in Europe typically by non-US banking and trust companies that evidence ownership of either foreign or US securities. GDRs are receipts issued by either a US or non-US banking institution evidencing ownership of the underlying non-US securities . Generally, ADRs, in registered form, are designed for use in US securities markets and EDRs, GDRs and IDRs, in bearer form, are designed for use in European and international securities markets. An ADR, EDR, GDR or IDR may be denominated in a currency different from the currency in which the underlying foreign security is denominated.

Zero Coupon Securities and Deferred Interest Bonds. Both Funds may invest in zero coupon securities and deferred interest bonds. Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon securities are redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accrued over the life of the security, and the accrual constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically.

While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately one-third of the bond's term to maturity. Such investments benefit the issuer by mitigating its initial need for cash to meet debt service, but some also provide a higher rate of return to attract investors who are willing to defer receipt of such cash.

The Funds will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is generally received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Funds' distribution obligations. See 'Taxes.'

Repurchase Agreements. The Funds may engage in repurchase agreement transactions with member banks of the Federal Reserve System and certain non-bank dealers, including governmental securities dealers approved by the Funds' Board of Trustees. Under the terms of a typical repurchase agreement, the Funds would acquire any underlying security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Funds to resell, the obligation at an agreed price and time, thereby determining the yield during the Funds' holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Funds' holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligations, including interest. Each Fund bears a risk of loss in the event of default by or bankruptcy of the other party to a repurchase agreement. The Funds may be delayed in, or prevented from, exercising its rights to dispose of the collateralized securities. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Funds could experience a loss. DeAM, Inc.reviews the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level. A repurchase agreement is considered to be a loan under the 1940 Act.

Reverse Repurchase Agreements. Each Fund may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, by among other things, agreeing to sell portfolio securities to financial institutions such as member banks of the Federal Reserve System and certain non-bank dealers and to repurchase them at a mutually agreed date and price (a 'reverse repurchase agreement'). At the time a Fund enters into a reverse repurchase agreement it will segregate cash or liquid securities having a value equal to the repurchase price, including accrued interest. The segregated assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings by a Fund.

Mortgage Dollar Rolls. The Funds may enter into mortgage 'dollar rolls' in which the Fund sell securities for delivery in the current month and simultaneously contracts to repurchase substantially similar, but not identical (same type, coupon and maturity), securities on a specified future date. During the roll period, each Fund forgoes principal and interest paid on the securities. Both Funds are compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the 'drop') or fee income and by the interest earned on the cash proceeds of the initial sale. A 'covered roll' is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Funds may enter into both covered and uncovered rolls. At the time the Funds enter into dollar roll transactions, it will segregate cash or liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the segregated assets to ensure that its value is maintained.

Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the '1933 Act'), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and it may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment in illiquid securities is subject to the risk that should a Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, non-US securities , municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The Securities and Exchange Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and non-US issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board and its delegates may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Funds. The Board has adopted guidelines and delegated to the Advisor the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for any liquidity determinations.

When-Issued and Delayed Delivery Securities. Both Funds may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued securities may include securities purchased on a "when," "as," and "if issued" basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The value of such securities is subject to market fluctuation during this period and no interest or income, as applicable, accrues to the Funds until settlement takes place.

At the time when each Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund identifies on its books cash or liquid assets in an amount at least equal to such commitments. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of both Funds not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the respective Funds' total assets, less liabilities other than the obligations created by when-issued commitments. When a Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Lending of Portfolio Securities. Each Fund has the authority to lend up to 30% of the total value of its portfolio securities (taken at market value) to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board of Trustees. Both Funds will not lend securities to the Advisor, ICCD or their affiliates, except as may be permitted by the 1940 Act or an order from the Securities and Exchange Commission. These loans must be collateralized by cash or liquid securities at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Funds may increase their income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when irrevocable letters of credit and US government obligations are used as collateral. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds. From time to time, the Funds may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Funds and that is acting as a 'finder'. The Funds will adhere to the following conditions whenever its securities are loaned: (1) the Fund must receive at least 100% collateral consisting of cash or equivalent securities of the type discussed above at least equal to the market value of the securities loaned plus accrued interest from the borrower; (2) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (3) the Funds must be able to terminate the loan at any time; (4) the Funds must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities; (5) the Funds may pay only reasonable custodian fees in connection with the loan; and
(6) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must retain the right to terminate the loan and recall and vote the securities.

During the term of the loan, the Fund continues to bear the risk of fluctuations in the price of the loaned securities. In lending securities to brokers, dealers and other organizations, the Funds are subject to risks which, like those associated with other extensions of credit, include delays in receiving additional collateral, in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Default by or bankruptcy of a borrower would expose the Funds to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities. Upon receipt of appropriate regulatory approval, cash collateral may be invested in a money market fund managed by DeAM, Inc.(or its affiliates) and DeAM, Inc.(or an affiliate) may serve as the Funds' lending agent and may share in revenue received from securities lending transactions as compensation for this service.

Other Investment Companies. Each Fund may invest in the aggregate no more than 10% of its total assets, calculated at the time of purchase, in the securities of other US-registered investment companies. In addition, a Fund may not invest more than 5% of its total assets in the securities of any one such investment company or acquire more than 3% of the voting securities of any other such investment company. A Fund will indirectly bear its proportionate share of any management or other fees paid by investment companies in which it invests, in addition to its own fees.

                              Derivative Securities

General. Each Fund may invest in various instruments that are commonly known as "derivatives." Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile and/or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. For example, a Fund may use futures and options as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities and for traditional hedging purposes to attempt to protect the Fund from exposure to changing interest rates, securities prices or currency exchange rates and for cash management or other investment purposes. The use of derivatives may result in leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. Each Fund will limit the leverage created by its use of derivative for investment purposes by 'covering' such positions as required by the Commission. The Advisor may use derivatives in circumstances where the Advisor believes they offer an economical means of gaining exposure to a particular asset class. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for a Fund. The use of derivatives for non-hedging purposes may be considered speculative.

Each Funds' investment in options, futures or forward contracts, and similar strategies depend on the Advisor's judgment as to the potential risks and rewards of different types of strategies. Options and futures can be volatile investments, and may not perform as expected. If the Advisor applies a hedge at an inappropriate time or judges price trends incorrectly, options and futures strategies may lower the Funds' return. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. Options and futures traded on foreign exchanges generally are not regulated by US authorities, and may offer less liquidity and less protection to a Fund in the event of default by the other party to the contract.

Options on Securities. Each Fund may purchase and write (sell) put and call options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying stock at the exercise price at any time during the option period.

Both Funds may write (sell) covered call and put options to a limited extent on its portfolio securities ('covered options') in an attempt to increase income through the premiums it receives for writing the option(s). However, in return for the premium, the Funds may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by a Fund.

A call option written by the Funds is 'covered' if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call option on the same security and in the same principal amount as the written call option where the exercise price of the call option so held (a) is equal to or less than the exercise price of the written call option or (b) is greater than the exercise price of the written call option if the difference is segregated by the Fund in cash or liquid securities.

When a Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the 'exercise price') by exercising the option at any time during the option period. If the option expires unexercised, a Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which a Fund has no control, a Fund must sell the underlying security to the option holder at the exercise price. By writing a covered call option, a Fund forgoes, in exchange for the premium less the commission ('net premium'), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. In addition, a Fund may continue to hold a stock which might otherwise have been sold to protect against depreciation in the market price of the stock.

A put option written by a Fund is 'covered' when, among other things, cash or liquid securities acceptable to the broker are placed in a segregated account to fulfill the obligations undertaken. When a Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund will realize income in the amount of the net premium received for writing the option. If the put option is exercised, a decision over which the Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Fund will only write put options involving securities for which a determination is made at the time the option is written that the Fund wishes to acquire the securities at the exercise price.

The Funds may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a 'closing purchase transaction.' Each Fund will realize a profit or loss on a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Funds, may enter into a 'closing sale transaction' which involves liquidating the Funds' position by selling the option previously purchased. Where a Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When a Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Funds' Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be identified on the Funds' books.

Both Funds may also purchase call and put options on any securities in which it may invest. A Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

Both Funds would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ('protective puts') or securities of the type in which it is permitted to invest. The purchase of a put option would entitle each Fund, in exchange for the premium paid, to sell a security, which may or may not be held by the Funds at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Funds. Put options also may be purchased by the Funds for the purpose of affirmatively benefiting from a decline in the price of securities that the Funds do not own. The Funds would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

Each Fund may also engage in options transactions in the over-the-counter ('OTC') market with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in US government securities, make these markets. The ability to terminate OTC option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, a Fund will purchase such options only from broker-dealers who are primary US government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Advisor will monitor the creditworthiness of dealers with whom the Fund enters into such options transactions under the general supervision of the Funds' Board of Trustees. Unless the Trustees conclude otherwise, a Fund intends to treat OTC options purchased and the assets used to "cover" OTC options written as not readily marketable and therefore subject to the Funds' limit on investments in illiquid securities.

Options on Securities Indices. Each Fund may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices may also be based on a particular industry or market segment.

Options on securities indices are similar to options on securities except that
(1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

As discussed in 'Options on Securities,' each Fund would normally purchase a call option in anticipation of an increase in the market value of the relevant index. The purchase of a call option would entitle the Funds, in exchange for the premium paid, to purchase the underlying securities at a specified price during the option period. The Funds would ordinarily have a gain if the value of the underlying securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

As discussed in 'Options on Securities,' each Fund would normally purchase put options in anticipation of a decline in the market value of the relevant index ('protective puts'). The purchase of a put option would entitle the Funds, in exchange for the premium paid, to sell the underlying securities at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the index. The Fund would ordinarily recognize a gain if the value of the index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the index remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the index.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indices will be subject to the Advisor's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although a Fund generally will only purchase or write such an option if the Advisor believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. A Fund will not purchase such options unless the Advisor believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in a Funds' investment portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Advisor may be forced to liquidate portfolio securities to meet settlement obligations. The Funds' activities in index options may also be restricted by the requirements of the IRS Code for qualification as a regulated investment company.

In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

               Futures Contracts and Options on Futures Contracts

General. Each Fund may enter into futures contracts on securities, securities indices, foreign currencies and interest rates, and purchase and write (sell) options thereon which are traded on exchanges designated by the Commodity

Futures Trading Commission (the 'CFTC') or, if consistent with CFTC regulations, on foreign exchanges. These futures contracts are standardized contracts for the future delivery of, among other things, a commodity, a non-US currency, an interest rate sensitive security or, in the case of index futures contracts or certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the index. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.

Each Fund may enter into futures contracts and options on futures contracts on securities, securities indices and currencies both to manage its exposure to changing interest rates, security prices and currency exchange rates and as an efficient means of managing allocations between asset classes. Aggregate initial margin and premiums required to establish positions other than those considered by the CFTC to be 'bona fide hedging' will not exceed 5% of a Funds' net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

The successful use of futures contracts and options thereon draws upon the Advisor's skill and experience with respect to such instruments and are subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or currency in the Funds. Successful use of futures or options contracts is further dependent on the Advisor's ability to predict correctly movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct.

Futures Contracts. Futures contracts are contracts to purchase or sell a fixed amount of an underlying instrument, commodity or index at a fixed time and place in the future. US futures contracts have been designed by exchanges which have been designated 'contracts markets' by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. Each Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies, or financial indices including any index of US government securities, foreign government securities or corporate debt securities. Each Fund may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the US government, such as long-term US Treasury Bonds, Treasury Notes and US Treasury Bills. The Fund may also enter into futures contracts which are based on bonds issued by governments other than the US government. Futures contracts on foreign currencies may be used to hedge against securities that are denominated in foreign currencies.

At the same time a futures contract is entered into, a Fund must allocate cash or liquid securities as a deposit payment ('initial margin'). Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some, but not many cases, securities called for by a futures contract may not have been issued when the contract was written.

Although futures contracts (other than those that settle in cash, such as index futures) by their terms call for the actual delivery or acquisition of the instrument underlying the contract, in most cases the contractual obligation is fulfilled by offset before the date of the contract without having to make or take delivery of the instrument underlying the contract. The offsetting of a contractual obligation is accomplished by entering into an opposite position in an identical futures contract on the commodities exchange on which the futures contract was entered into (or a linked exchange) calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the instrument underlying the contract. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it enters into futures contracts.

The purpose of the acquisition or sale of a futures contract, in cases where a Fund holds or intends to acquire fixed-income securities, is to attempt to protect the Fund from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase (which thus would cause the prices of debt securities to decline), a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase, the value of the debt security in a Fund would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the net asset value of a Fund from declining as much as it otherwise would have. A Fund could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows a Fund to maintain a defensive position without having to sell its portfolio securities.

Similarly, when it is expected that interest rates may decline (thus increasing the value of debt securities), futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a Fund could then buy debt securities on the cash market. The segregated assets maintained to cover a Funds' obligations with respect to such futures contracts will consist of cash or liquid securities acceptable to the broker from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by a Fund with respect to such futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on most participants entering into offsetting transactions rather than making or taking delivery. To the extent that many participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price, general interest rate or currency exchange rate trends by the Advisor may still not result in a successful transaction.

In addition, futures contracts entail significant risks. Although the Advisor believes that use of such contracts will benefit a Fund, if the Advisor's investment judgment about the general direction of interest rates or an index is incorrect, a Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates or a decrease in an index which would adversely affect the value of securities held in its portfolio and interest rates decrease or securities prices increase instead, a Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

Options on Futures Contracts. Each Fund may purchase and write (sell) options on futures contracts for hedging purposes. For example, as with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on an interest rate sensitive futures contract to hedge against a potential price increase on debt securities due to declining interest rates.

The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an index or individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

The writing of a call option on a futures contract may constitute a partial hedge against declining prices of the underlying portfolio securities which are the same as or correlate with the security or foreign currency that is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the price specified in the premium received for writing the option ('exercise price'), a Fund will retain the full amount of the net premium (the premium received for writing the option less any commission), which provides a partial hedge against any decline that may have occurred in a Fund's holdings.

The writing of a put option on an index futures contract may constitute a partial hedge against increasing prices of the underlying securities or foreign currency that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option net premium, which provides a partial hedge against any increase in the price of securities that a Fund intends to purchase.

If a put or call option a Fund has written is exercised, a Fund will incur a loss that will be reduced by the amount of the net premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a call or put option on a futures contract with respect to an index is similar in some respects to the purchase of a call or protective put option on an index. For example, the Fund may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

The amount of risk a Fund assumes when it purchases an option on a futures contract with respect to an index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Futures Contracts on Securities Indices. Each Fund may also enter into futures contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of US or non-US securities. This investment technique may be used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities or to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by a Fund or adversely affect the prices of securities which are intended to be purchased at a later date for a Fund or as an efficient means of managing allocation between asset classes. A futures contract may also be entered into to close out or offset an existing futures position.

When used for hedging purposes, each futures contract on a securities index transaction involves the establishment of a position which, the Advisor believes, will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for a Fund will rise in value by an amount which approximately offsets the decline in value of the portion of a Fund's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of futures contracts may not be achieved or a loss may be realized.

Currency Exchange Contracts. Because each Fund may buy and sell securities denominated in currencies other than the US dollar and receives interest, dividends and sale proceeds in currencies other than the US dollar, a Fund from time to time may enter into currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the US dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks and brokerages) and their customers. A forward currency exchange contract may not have a deposit requirement and may be traded at a net price without commission. A Fund maintains with its custodian a segregated account of cash or liquid securities in an amount at least equal to its obligations under each forward currency exchange contract. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

Each Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in currency exchange rates between the trade and settlement dates of specific securities transactions or changes in currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into the Advisor's long-term investment decisions, a Fund will not routinely enter into currency hedging transactions with respect to security transactions; however, the Advisor believes that it is important to have the flexibility to enter into currency hedging transactions when it determines that the transactions would be in the Funds' best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event the Funds' ability to utilize forward contracts may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the US dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency forward contracts may not eliminate fluctuations in the underlying US dollar equivalent value of the prices of or rates of return on the Funds' foreign currency denominated portfolio securities and the use of such techniques will subject the Funds to certain risks.

The matching of the increase in value of a forward contract and the decline in the US dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into currency forward contracts at attractive prices and this will limit the Funds' ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the US dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Funds' cross-hedges and the movements in the exchange rates of the foreign currencies in which the Funds' assets that are the subject of such cross-hedges are denominated.

Options on Foreign Currencies. Both Funds may write covered put and call options and purchase put call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Funds may use options on currencies to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to a Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition each Fund may purchase call options on currency when the Advisor anticipates that the currency will appreciate in value.

Both Funds may also write options on foreign currencies for the same types of hedging purposes. For example, where the Funds anticipate a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates they could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, each Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

Both Funds may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is 'covered' if a Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration identified on the Fund's books) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or
(b) is greater than the exercise price of the call written if the difference is segregated by the Fund in cash or liquid securities.

Both Funds also may write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the US dollar value of a security which the Funds owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Funds collateralize the option by segregating cash or liquid securities in an amount not less than the value of the underlying foreign currency in US dollars marked to market daily.

There is no assurance that a liquid secondary market will exist for any particular option, or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Funds are unable to effect a closing sale transaction with respect to options they have purchased, they would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. Each Fund pays brokerage commissions or spreads in connection with its options transactions.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. In some circumstances, the Funds' ability to terminate OTC options may be more limited than with exchange-traded options. It is also possible that broker-dealers participating in OTC options transactions will not fulfill their obligations. The Funds intend to treat OTC options as not readily marketable and therefore subject to the Funds' limitation with respect to illiquid securities.

Asset Coverage. Both Funds will comply with the segregation or coverage guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to certain transactions, including (but not limited to) options written on securities and indexes; currency, interest rate and security index futures contracts and options on these futures contracts; and forward currency contracts. These guidelines may, in certain instances, require segregation by the Funds of cash or liquid securities to the extent the Funds' obligations with respect to these strategies are not otherwise covered through ownership of the underlying security or financial instrument, by other portfolio positions or by other means consistent with applicable regulatory policies. Unless the transaction is covered, the segregated assets must at all times equal or exceed the Funds' obligations with respect to these strategies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

For example, a call option written on securities may require a Fund to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written on an index may require a Fund to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund may require the Fund to segregate assets (as described above) equal to the exercise price. A Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by a Fund. If a Fund holds a futures contract, a Fund could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held. A Fund may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

The Board of Trustees of a Fund has adopted the requirement that futures contracts and options on futures contracts be used as a hedge and may also use stock index futures on a continual basis to equitize cash so that a Fund may maintain 100% equity exposure. In compliance with current CFTC regulations, a Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of a Fund and premiums paid on outstanding options on futures contracts owned by a Fund (other than those entered into for bona fide hedging purposes) would exceed 5% of a Fund's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

The use of options, futures and foreign currency contracts is a highly specialized activity which involves investment techniques and risks that are different from those associated with ordinary portfolio transactions. Gains and losses on investments in options and futures depend on the Advisor's ability to predict the direction of stock prices, interest rates, currency movements and other economic factors. The loss that may be incurred by a Fund in entering into futures contracts and written options thereon and forward currency contracts is potentially unlimited. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain facilities of an options clearing entity or other entity performing the regulatory and liquidity functions of an options clearing entity inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. Most futures exchanges limit the amount of fluctuation permitted in a futures contract's prices during a single trading day. Once the limit has been reached no further trades may be made that day at a price beyond the limit. The price limit will not limit potential losses, and may in fact prevent the prompt liquidation of futures positions, ultimately resulting in further losses. Options and futures traded on foreign exchanges generally are not regulated by US authorities, and may offer less liquidity and less protection to a Fund in the event of default by the other party to the contract.

Except as set forth above under 'Derivative Securities: Futures Contracts and Options on Futures Contracts', there is no limit on the percentage of the assets of a Fund that may be at risk with respect to futures contracts and related options or forward currency contracts. A Fund may not invest more than 25% of its total assets in purchased protective put options. A Fund's transactions in options, forward currency contracts, futures contracts and options on futures contracts may be limited by the requirements for qualification of a Fund as a regulated investment company for tax purposes. See 'Taxes.' There can be no assurance that the use of these portfolio strategies will be successful.

The Funds' active management techniques involve (1) liquidity risk (contractual positions cannot be easily closed out in the event of market changes or generally in the absence of a liquid secondary market), (2) correlation risk (changes in the value of hedging positions may not match the securities market and foreign currency fluctuations intended to be hedged), and (3) market risk (an incorrect prediction of securities prices or exchange rates by the Advisor may cause the Funds to perform worse than if such positions had not been taken). In addition, the ability to terminate OTC options is more limited than with exchange traded options and may involve the risk that the counter party to the option will not fulfill its obligations.

Investment Restriction on Futures Transactions. A Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund (other than those entered into for bona fide hedging purposes) would exceed 5% of the market value of the net assets of the Fund.

A Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of a Fund is also not a fundamental policy. Shareholders of a Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund .

Rating Services. The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event would require a Fund to eliminate the obligation from its portfolio, but the Advisor will consider such an event in its determination of whether a Fund should continue to hold the obligation. A description of the ratings is included in the Appendix herein.

                               Portfolio Turnover

The portfolio turnover rates for Portfolios for the fiscal years ended September 30, 2001, September 30, 2000 and September 30, 1999, respectively, were as follows: Capital Appreciation Portfolio--251%, 146 %, and 155% Small Cap Portfolio--109%, 136% and 159%. The portfolio turnover rate for the Mid Cap Fund
- Institutional Class (formerly Equity Appreciation - Institutional Class) for the fiscal years ended September 30, 1999 was 165% .

These rates will vary from year to year. High turnover rates increase transaction costs and may increase investable capital gains. The Advisor considers these effects when evaluating the anticipated benefits of short-term investing.

                             Investment Restrictions

Fundamental Policies. The following investment restrictions are 'fundamental policies' of each Fund and may not be changed with respect to the Fund without the approval of a 'majority of the outstanding voting securities' of the Fund , as the case may be. 'Majority of the outstanding voting securities' under the 1940 Act, and as used in this SAI, means, with respect to the Fund , the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund (. Whenever the Trust is requested to vote on a fundamental policy of a Fund, the Trust will hold a meeting of the corresponding Fund's shareholders and will cast its vote as instructed by that Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Fund meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

No Fund may (except that no investment restriction of a Fund shall prevent a Fund from investing all of its Assets in an open-end investment company with substantially the same investment objectives):

     (1) borrow money or mortgage or hypothecate assets of the Fund, in excess of 5% of the Funds' total assets (taken at cost) except that in an amount not to exceed 1/3 of the current value of the Funds' net assets, it may borrow money (but only as a temporary measure for extraordinary or emergency purposes in the case of the Small Cap Fund and Mid CapFund and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (i) under the caption 'Additional Restrictions' below (as an operating policy, the Funds may not engage in dollar-roll transactions);

     (2) underwrite securities issued by other persons except insofar as the Funds (Trust) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

     (3) make loans to other persons except: (a) through the lending of the Funds' portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

     (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Fund may hold and sell, for the Funds' portfolio, real estate acquired as a result of the Funds' ownership of securities);

     (5) concentrate its investments in any particular industry (excluding US government securities), but if it is deemed appropriate for the achievement of a Funds' investment objective(s), up to 25% of its total assets may be invested in any one industry; and

     (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

     (7) with respect to 75% of each Funds' total assets, invest more than 5% of its total assets in the securities of any one issuer (excluding cash and cash equivalents, US government securities and the securities of other investments companies) or own more than 10% of the voting securities of any issuer.

Additional Restrictions. In order to comply with certain statutes and policies the Fund will not as a matter of non-fundamental operating policy:

           (i) borrow money (including through reverse repurchase or forward roll transactions), except that the Fund may borrow for temporary or emergency purposes up to 1/3 of its net assets;

          (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Funds' total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

         (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

          (iv) sell securities it does not own (short sales) such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Fund, and the value of securities of any one issuer in which the Fund is short exceeds the lesser of 2.0% of the value of the Funds' net assets or 2.0% of the securities of any class of any US issuer and, provided that short sales may be made only in those securities which are fully listed on a national securities exchange or a foreign exchange (This provision does not include the sale of securities that the Fund contemporaneously owns or where the Fund has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.) (the Funds currently do not engage in short selling);

           (v) invest for the purpose of exercising control or management of another company;

          (vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause: (a) more than 10% of the Funds' total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Funds' total assets (taken at the greater of cost or market value) to be invested in any one investment company; or
               (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund, unless permitted to exceed these limitations by an exemptive order of the SEC; provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company unless (1) the Portfolio's investment Advisor waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) the Fund incurs no sales charge in connection with the investment;

         (vii) invest more than 15% of the Funds' net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (excluding Rule 144A securities deemed by the Board of Trustees of the Portfolio (Trust) to be liquid).

        (viii) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the OCC, except for put and call options issued by non-US entities or listed on non-US securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Funds' net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Funds' obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or liquid securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written);

          (ix) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-US entities or listed on non-US securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Funds' total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Funds' total assets.

There will be no violation of any investment restriction (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets or in the change of securities rating of the investment, or any other later change.

                   Fund Transactions and Brokerage Commissions

The Advisor is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for each Fund, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any.

Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, DeAM, Inc.or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of a Fund are frequently placed by the Advisor with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

The Advisor seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for a Fund taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Advisor reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Advisor is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, when placing portfolio transactions for a Fund with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

Consistent with the policy stated above, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Fund may determine, the Advisor may consider sales of shares of the Trust and of other investment company clients of the Advisor as a factor in the selection of broker-dealers to execute portfolio transactions. The Advisor will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

Higher commissions may be paid to firms that provide research services to the extent permitted by law. The Advisor may use this research information in managing the Fund's assets, as well as the assets of other clients.

Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

Although certain research, market and statistical information from brokers and dealers can be useful to a Fund and to the Advisor, it is the opinion of the management of the Funds that such information is only supplementary to the Advisor's own research effort, since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than the Funds, and not all such information is used by the Advisor in connection with the Funds. Conversely, such information provided to the Advisor by brokers and dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the Funds.

In certain instances there may be securities which are suitable for a Fund as well as for one or more of the Advisor's other clients. Investment decisions for a Fund and for the Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment Advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

For the fiscal years ended September 30, 2001, 2000 and 1999, Capital Appreciation Portfolio paid brokerage commissions in the amount of $1,629,680, $186,878, $84,395, respectively.

Prior to the merger into the Mid Cap Fund Institutional Class, the Equity Appreciation - Institutional Class paid brokerage commissions in the following amounts of $524,040 and $533,158 for the period ended August 31, 2000 and the fiscal year ended September 30, 1999, respectively.

For the fiscal years ended September 30, 2001, 2000 and 1999, the Small Cap Portfolio paid brokerage commissions in the amount of $749,529, $369,961 and $294,222, respectively.

                             PERFORMANCE INFORMATION

                        Standard Performance Information

From time to time, performance information, such as total return and yield for shares of a Fund may be quoted in advertisements or in communications to shareholders. A Fund's total return may be calculated on an annualized and aggregate basis for various periods (which periods will be stated in the advertisement). Average annual return reflects the average percentage change per year in value of an investment in shares of a Fund. Aggregate total return reflects the total percentage change over the stated period. In calculating total return, dividends and capital gain distributions made by a Fund during the period are assumed to be reinvested in the Fund's shares.

Each Fund's performance is affected by its expenses. These performance figures are calculated in the following manner:

                                  TOTAL RETURN

Each Fund calculates total return separately for each share class of its shares. Each share class is subject to different fees and expenses and, consequently, may have different total returns for the same period. Each Fund may advertise the following types of performance information: average annual total returns (before taxes), average annual total returns (after taxes on distributions), average annual total returns (after taxes on distributions and redemption), and aggregate total returns (before taxes).

Average Annual Total Returns (Before Taxes)

Each Fund, when advertising average annual total return before taxes for a class of its shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

P (1 + T)n  =  ERV

Where:

P  =              hypothetical initial payment of $1,000;

T  =              average annual total return;

n  =              period covered by the computation, expressed in years;

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion).

The calculation for average annual total returns before taxes is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges and the applicable deferred sales charge at the end of the measuring period.

Average Annual Total Return (After Taxes on Distributions)

Each Fund, when advertising average annual total return after taxes on distributions for a class of its shares, computes such return by finding the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:

P (1 + T)n  =  ATV[D]

Where:

P  =              hypothetical initial payment of $1,000;

T  =              average annual total return (after taxes on distributions);

n  =              period covered by the computation, expressed in years.

ATV[D] = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

The calculation for average annual total returns after taxes on distributions is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. Each Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The ending redeemable value (variable "ATV[D]" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges and the applicable deferred sales charge at the end of the measuring period. Each Fund assumes that the redemption has no tax consequences.

Each Fund calculates the taxes due on any distributions by applying the applicable tax rates (as described below) to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution will be as specified by the Fund on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law.

Each Fund calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. Each Fund has disregarded any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

Average Annual Total Return (After Taxes on Distributions and Redemption)

The Fund, when advertising average annual total return after taxes on distributions and redemption for a class of its shares, computes such return by finding the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:

P (1 + T)n  =  ATV[DR]

Where:

P  =              hypothetical initial payment of $1,000;

T  =              average annual total return (after taxes on distributions and redemption);

n  =              period covered by the computation, expressed in years.

ATV[DR] =         ending value of a hypothetical $1,000 payment made at the
                  beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions and redemption.

The calculation for average annual total returns after taxes on distributions and redemption is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment;
(2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. Each Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees.

Each Fund calculates the taxes due on any distributions as described above under 'Average Annual Total Returns After Taxes on Distributions'.

The ending redeemable value (variable "ATV[DR]" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges, the applicable deferred sales charge, and capital gains taxes resulting from the redemption and by adding the tax benefit at the end of the measuring period. Each Fund calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges). Each Fund separately tracks the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, each Fund includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. Each Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

Each Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. Each Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Aggregate Total Returns (Before Taxes)

Each Fund, when advertising aggregate total return before taxes [for a class of its shares], computes such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return  =  [  (  ERV  )  - 1  ]
                                 ---
                                  P

Where:

P  =              hypothetical initial payment of $1,000;

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion).

The calculation for aggregate total returns before taxes is made assuming that
(1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges [and the applicable deferred sales charge] at the end of the measuring period.

For Class A, B and C Shares only:

Other Non-Standardized Total Return Calculations

Each Fund may also from time to time include in advertising total return figures that are not calculated according to the formulas set forth above to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund may calculate its aggregate and average annual total return for the specified periods of time by assuming the investment of $10,000 in a class of shares of the Fund and assuming the reinvestment of each distribution at net asset value on the reinvestment date.

For this alternative computation, the Fund assumes that the full amount of an investor's investment is invested in Shares (i.e., sales charges are not deducted from an investor's investment). This differs from the computation required by the SEC where the $1,000 payment is reduced by sales charges before being invested in shares. The Fund will, however, disclose the maximum sales charge and will also disclose that the performance data does not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

As of March 31, 2002

-----------------------------------------------------------------------------------------------------------------------------
                                      1-Year                 5-Year                  10-Year                Since Inception
-----------------------------------------------------------------------------------------------------------------------------
Average Annual Returns (Before Taxes)
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund -                            6.06%               14.44%                  N/A                   13.41%
Investment Class
(Inception: 3/9/93)
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund -                            6.22%               14.54%                  N/A                   12.30%
Institutional Class
(Inception: 10/12/93)
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund - Class A                    NA                  NA                      NA                    NA
Shares(1) (Inception:
6/28/02)
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund - Class B                    NA                  NA                      NA                    NA
Shares(1) (Inception:
6/28/02)
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund - Class C                    NA                  NA                      NA                    NA
Shares(1) (Inception:
6/28/02)
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Fund                            0.81%               15.31%                  N/A                   16.45%
-Investment Class
(Inception: 10/21/93)
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Fund - Class A                  NA                  NA                      NA                    NA
Shares(1) (Inception:
6/28/02)
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Fund - Class B                  NA                  NA                      NA                    NA
Shares(1) (Inception:
6/28/02)
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Fund - Class C                  NA                  NA                      NA                    NA
Shares(1) (Inception:
6/28/02)
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Fund - M Class                  0.81%               15.31%                  N/A                   16.45%
-----------------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (After Taxes on Distributions)
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund -                            6.06%               10.23%                  N/A                   10.11%
Investment Class
(Inception: 3/9/93)
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                      1-Year                 5-Year                  10-Year                Since Inception
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund -                            6.22%               11.72%                  N/A                   10.26%
Institutional Class
(Inception: 10/12/93)
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund - Class A                    NA                  NA                      NA                    NA
Shares(1) (Inception:
6/28/02)
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund - Class B                    NA                  NA                      NA                    NA
Shares(1) (Inception:
6/28/02)
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund - Class C                    NA                  NA                      NA                    NA
Shares(1) (Inception:
6/28/02)
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Fund                            0.81%               13.00%                  N/A                   14.42%
-Investment Class
(Inception: 10/21/93)
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Fund - Class A                  NA                  NA                      NA                    NA
Shares(1) (Inception:
6/28/02)
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Fund - Class B                  NA                  NA                      NA                    NA
Shares(1) (Inception:
6/28/02)
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Fund - Class C                  NA                  NA                      NA                    NA
Shares(1) (Inception:
6/28/02)
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Fund - M                        NA                  NA                      NA                    NA
Class(1)
-----------------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (After Taxes on Distributions and Redemptions)
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund -                            3.72%              10.32%                   N/A                   9.97%
Investment Class
(Inception: 3/9/93)
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund -                            3.82%               11.40%                  N/A                   9.81%
Institutional Class
(Inception: 10/12/93)
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                      1-Year                 5-Year                  10-Year                Since Inception
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund - Class A                    NA                  NA                      NA                    NA
Shares(1) (Inception:
6/28/02)
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund - Class B                    NA                  NA                      NA                    NA
Shares(1) (Inception:
6/28/02)
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund - Class C                    NA                  NA                      NA                    NA
Shares(1) (Inception:
6/28/02)
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Fund                            0.50%               11.78%                  N/A                   13.22%
-Investment Class
(Inception: 10/21/93)
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Fund - Class A                  NA                  NA                      NA                    NA
Shares(1) (Inception:
6/28/02)
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Fund - Class B                  NA                  NA                      NA                    NA
Shares(1) (Inception:
6/28/02)
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Fund - Class C                  NA                  NA                      NA                    NA
Shares1 (Inception:
6/28/02)
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Fund - M                        NA                  NA                      NA                    NA
Class(1)
-----------------------------------------------------------------------------------------------------------------------------
Cumulative Total Returns (Before Taxes)
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund -                            6.06%               96.25%                  N/A                   212.73%
Investment Class
(Inception: 3/9/93)
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund -                            6.22%               97.15%                  N/A                   166.99%
Institutional Class
(Inception: 10/12/93)
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund - Class A                    NA                  NA                      NA                    NA
Shares(1) (Inception:
6/28/02)
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                      1-Year                 5-Year                  10-Year                Since Inception
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund - Class B                    NA                  NA                      NA                    NA
Shares(1) (Inception:
6/28/02)
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund - Class C                    NA                  NA                      NA                    NA
Shares(1) (Inception:
6/28/02)
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Fund                            0.81%               103.82%                 N/A                   261.67%
-Investment Class
(Inception: 10/21/93)
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Fund - Class A                  NA                  NA                      NA                    NA
Shares(1) (Inception:
6/28/02)
--------------------------------------------------------------------------------------------------------------------------
Small Cap Fund - Class B                  NA                  NA                      NA                    NA
Shares(1) (Inception:
6/28/02)
--------------------------------------------------------------------------------------------------------------------------
Small Cap Fund - Class C                  NA                  NA                      NA                    NA
Shares(1) (Inception:
6/28/02)
--------------------------------------------------------------------------------------------------------------------------
Small Cap Fund - M                        NA                  NA                      NA                    NA
Class(1)
--------------------------------------------------------------------------------------------------------------------------

(1)The Class was not in operation during any of the indicated periods.

If expense limitations for a Fund had not been in effect during the indicated periods, the total returns for shares of the Fund for such periods would have been lower than the total return figures shown in this paragraph.

================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================

Performance Results: Total returns are based on past results and are not an indication of future performance. Any total return quotation provided for a Fund should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held by the Fund, but also on changes in the current value of such securities and on changes in the expenses of the Fund . These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

                         Comparison of Fund Performance

To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding the Fund may discuss performance as reported by various financial publications. The performance of a Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. In addition, the performance of a Fund may be compared in publications to averages, performance rankings or other information prepared by recognized mutual fund statistical services.

Performance quotations of a Fund represent the Fund's past performance and, consequently, should not be considered representative of the future performance of the Fund. The value of shares, when redeemed, may be more or less than the original cost. Any fees charged by banks or other institutional investors directly to their customer accounts in connection with investments in shares of a Fund are not at the direction or within the control of the Fund and will not be included in the Fund's calculations of total return.

        No performance information is provided for the Mid Cap and Small Cap Funds Class A, B and C Shares and Small Cap M Class Shares because they have no operating history.

Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

A Fund may from time to time advertise comparative performance as measured by various publications, including, but not limited to, Barron's, The Wall Street Journal, Weisenberger Investment Companies Service, Dow Jones Investment Advisor, Dow Jones Asset Management, Business Week, Changing Times, Financial World, Forbes, Fortune and Money. In addition, a Fund may from time to time advertise their performance relative to certain indices and benchmark investments, including: (a) the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual Fund industry and rank mutual Fund performance); (b) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual Fund industry); (c) the Consumer Price Index published by the US Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Lehman Brothers Aggregate Bond

Index or its component indices (the Aggregate Bond Index measures the performance of Treasury, US Government agency, corporate, mortgage and Yankee bonds); (f) the Standard & Poor's Bond Indices (which measure yield and price of corporate, municipal and US Government bonds); and (g) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, Inc., Credit Suisse First Boston Corporation, Morgan Stanley Dean Witter, Salomon Smith Barney, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Fund's portfolios. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may not be identical to the formulas used by a Fund to calculate its performance figures.

                         Economic and Market Information

Advertising and sales literature of a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ('ICI').

           VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN-KIND

The net asset value ('NAV') per share is calculated once on each day the New York Stock Exchange ('NYSE') is open ('Valuation Day') as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing (the 'Valuation Time'). The NAV per share is computed by dividing the value of the Fund's assets, less all liabilities attributable to the shares, by the total number of shares outstanding as of the Valuation Time. The Funds' securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Fund's Board of Trustees believes accurately reflects fair value.

Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Such market valuations may represent the last quoted price on the securities major trading exchange or may be determined through use of matrix pricing. In matrix pricing, pricing services may use various pricing models, involving comparable securities, historic relative price movements, economic factors and dealer quotations. Over-the-counter securities will normally be valued at the bid price. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Board of Trustees. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at some other value. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.

The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ('FRR 1' (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

           type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

           To the extent that a Fund purchases securities which are restricted as to resale or for which current market quotations are not readily available, the Advisor of the Fund will value such securities based upon all relevant factors as outlined in FRR 1.

                               Purchase of Shares

Shares of each Fund are distributed by ICC Distributors, Inc., (the 'Distributor'). The Mid Cap Fund offers five classes of shares, Investment, Institutional, as well as Class A, B and C Shares. The Small Cap Fund offers five classes of shares, Investment,Class A, B and C Shares and M Class Shares. General information on how to buy shares of a Fund is set forth in 'Buying and Selling Fund Shares' in the Funds' Prospectuses. The following supplements that information.

The Trust accepts purchase orders for shares of each Fund at the NAV per share next determined after the order is received on each Valuation Day. Shares may be available through financial intermediaries, such as broker-dealers and investment Advisors (including Service Agents).

Purchase orders for shares (including those purchased through a Service Agent) that are transmitted to the Trust's Transfer Agent (the 'Transfer Agent'), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. The Trust and Transfer Agent reserve the right to reject any purchase order. Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to DeAM, Inc.as the Trust's custodian (the 'Custodian') purchase payments by the following business day (trade date + 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and its affiliate, Investment Company Capital Corporation, is the Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account held with Bankers Trust to settle transactions with the Fund without incurring the additional costs or delays associated with the wiring of federal funds.

The Trust and the Advisor have authorized one or more Service Agents to accept on the Trust's behalf purchase and redemption orders. Such Service Agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Transfer Agent will be deemed to have received a purchase or redemption order when an authorized Service Agent or, if applicable, a Service Agent's authorized designee, accepts the order. Customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized Service Agent or the Service Agent's authorized designee.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or the Transfer Agent.

If orders are placed through a Service Agent, it is the responsibility of the Service Agent to transmit the order to buy shares to the Transfer Agent before 4:00 p.m. Eastern time.

The Transfer Agent must receive payment within one business day after an order for shares is placed; otherwise, the purchase order may be canceled and the investor could be held liable for resulting fees and/or losses.

                              Redemption of Shares

You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares shall be sold at the next NAV calculated after an order is received by the Transfer Agent. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares received by the Service Agent and transmitted to the Transfer Agent prior to the Valuation Time on each Valuation Day will be effective at that day's Valuation Time and the redemption proceeds normally will be delivered to the shareholder's account the next day, but in any event within seven calendar days following receipt of the request.

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Certain requests must include a signature guarantee to protect you and DeAM, Inc. from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

   o Your account registration has changed within the last 30 days,

   o The check is being mailed to a different address than the one on your account (record address),

   o The check is being made payable to someone other than the account owner,

   o The redemption proceeds are being transferred to a Fund account with a different registration, or

   o You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

                        Redemptions and Purchases In-Kind

The Trust, on behalf of each Fund, reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or withdrawal by making payment in whole or in part in readily marketable securities chosen by the Trust, or the Fund, as the case may be, and valued as they are for purposes of computing the Funds' net asset value, as the case may be (a redemption in- kind). If payment is made to a Fund shareholder in securities, an investor, including the Fund, may incur transaction expenses in converting these securities into cash. The Trust, on behalf of each Fund, have elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund are obligated to redeem shares or beneficial interests, as the case may be, with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Each Fund has agreed to make a redemption in-kind to the corresponding Fund whenever the Fund wishes to make a redemption in-kind and therefore shareholders of the Fund that receive redemptions in-kind will receive portfolio securities. Each Fund has advised the Trust that the Fund will not redeem in-kind except in circumstances in which the Fund is permitted to redeem in-kind or unless requested by the Fund.

Each investor in a Fund, may add to or reduce its investment in the Fund on each day the Fund determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Fund will be determined by multiplying the net asset value of the Fund by the percentage effective for that day, which represents that investor's share of the aggregate beneficial interests in the Fund. Any additions or withdrawals which are to be effected as of the close of business on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Fund as of the close of business on such day plus or minus the amount of net additions to or withdrawals from the investor's investment in the Fund effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Fund as of the close of business on such day plus or minus the amount of net additions to or withdrawals from the aggregate investments in the Fund by all investors in the Fund. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund as the close of business on the following business day.

Each Fund may, at its own option, accept securities in payment for shares. The securities delivered in payment for shares are valued by the method described under 'Valuation of Securities' as of the day the Fund receives the securities. This may be a taxable transaction to the shareholder. (Consult your tax Advisor for future tax guidance.) Securities may be accepted in payment for shares only if they are, in the judgment of the Advisor, appropriate investments for the Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund; (ii) be acquired by the applicable Fund for investment and not for resale ; (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of the market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

Each Fund reserves the right to redeem all of its shares, if the Funds' Board of Trustees vote to liquidate and terminate the Fund .

                    MANAGEMENT OF THE TRUST AND THE PORTFOLIO

                              Trustees and Officers

The overall business and affairs of the Trust and the Portfolio are managed by their respective Board of Trustees. The Boards approve all significant agreements between the Trust/Portfolio and persons or companies furnishing services to the Fund/Portfolio, including the Fund's/Portfolio's agreements with its investment advisor, distributor, custodian and transfer agent. The Boards of Trustees and the executive officers are responsible for managing the Funds'/Portfolio's affairs and for exercising the Funds'/Portfolio's powers except those reserved for the shareholders and those assigned to the Advisor or other service providers. Each Trustee holds office until he resigns, is removed or a successor is elected and qualified. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

The following information is provided for each Trustee and Officer of the Trust's and the Portfolio's Board as of the end of the most recently completed calendar year. The first section of the table lists information for each Trustee who is not an 'interested person' of the Trust or Portfolio (as defined in the 1940 Act) (an 'Independent Trustee'). Information for each Non-Independent Trustee (the 'Interested Trustee') follows. The Interested Trustees are considered to be interested persons as defined by the 1940 Act because of their employment with either the Fund's/Portfolio's advisor and/or underwriter. The mailing address for the Trustees and Officers with respect to Trust/Portfolio operations is One South Street, Baltimore, Maryland, 21202.


                  INFORMATION CONCERNING TRUSTEES AND OFFICERS

------------------------------------------------------------------------------------------------------------
Name, Birth date and Position   Business Experience and Directorships During the       Number of Funds
  Position with each Trust                     Past 5 Years                           in the Fund Complex
    and the Portfolio                                                                     Overseen by
                                                                                           Trustee(1)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
     Independent Trustees
------------------------------------------------------------------------------------------------------------
Charles P. Biggar                Retired (since 1987); formerly Vice President,            27
October 13, 1930                 International Business Machines ('IBM') (1975-1978)
Trustee of BT                    and President, National Services and the
Investment Funds since           Field Engineering Divisions of IBM (1976-1987).
1999 and BT
Investment Portfolios
since 1993.
------------------------------------------------------------------------------------------------------------
S. Leland Dill                   Trustee, Phoenix Zweig Series Trust (since                27
March 28, 1930                   September 1989); Trustee, Phoenix Euclid Market
Trustee BT Investment            Neutral Fund (since May 1998); Retired (since
Funds since 1986 and             1986); formerly Partner, KPMG Peat Marwick (June
BT Investment                    1956-June 1986); Director, Vintners International
Portfolios since 1993.           Company Inc. (June 1989-May 1992); Director, Coutts
                                 (USA) International (January 1992-March 2000);
                                 Director, Coutts Trust Holdings Ltd., Director,
                                 Coutts Group (March 1991-March 1999); General
                                 Partner, Pemco (June 1979-June 1986).
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Name, Birth date and Position   Business Experience and Directorships During the       Number of Funds
  Position with each Trust                     Past 5 Years                           in the Fund Complex
    and the Portfolio                                                                     Overseen by
                                                                                           Trustee(1)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Martin J. Gruber                 Nomura Professor of Finance, Leonard N. Stern               27
July 15, 1937                    School of Business, New York University (since
Trustee BT Investment            1964); Trustee, CREF (since 2000); Director, S.G.
Funds since 1999 and             Cowen Mutual Funds (since 1985); Director, Japan
BT Investment                    Equity Fund, Inc. (since 1992); Director, Thai
Portfolios since 1999.           Capital Fund, Inc. (since 2000); Director,
                                 Singapore Fund, Inc. (since 2000).
------------------------------------------------------------------------------------------------------------
Richard J. Herring               Jacob Safra Professor of International Banking and          27
February 18, 1946                Professor, Finance Department, The Wharton School,
Trustee BT Investment            University of Pennsylvania (since 1972); Director,
Funds since 1999                 and BT Investment Lauder Institute of International
Portfolios since 1999.           Management Studies (since 2000); Co-Director,
                                 Wharton Financial Institutions Center (since 2000).
------------------------------------------------------------------------------------------------------------
Bruce E. Langton                 Formerly Assistant Treasurer of IBM Corporation              27
May 10, 1931                     (until 27 1986); Trustee and Member, Investment
Trustee BT Investment            Operations Committee, Allmerica Financial Mutual
Funds since 1999 and             Funds (1992 to 2001); Member, Investment Committee,
BT Investment                    Unilever US Pension and Thrift Plans (1989 to
Portfolios since 1999.           2001)(2); Retired (since 1987); Director, TWA Pilots
                                 Directed Account Plan and 401(k) Plan (1988 to
                                 2000).
------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.             Principal, Philip Saunders Associates (Economic and           27
October 11, 1935                 Financial Consulting) (since 1998); former Director,
Trustee BT Investment            Financial Industry Consulting, Wolf & Company
Funds since 1986 and             (1987-1988); President, John Hancock Home Mortgage
BT Investment                    Corporation (1984-1986); Senior Vice President of
Portfolios since 1993.           Treasury and Financial Services, John Hancock Mutual
                                 Life Insurance Company, Inc. (1982-1986).
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Name, Birth date and Position   Business Experience and Directorships During the       Number of Funds
  Position with each Trust                     Past 5 Years                           in the Fund Complex
    and the Portfolio                                                                     Overseen by
                                                                                           Trustee(1)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Harry Van Benschoten             Retired (since 1987); Corporate Vice President,             27
February 18, 1928                Newmont Mining Corporation (prior to 1987);
Trustee BT Investment            Director, Canada Life Insurance Corporation of New
Funds since 1999 and             York (since 1987).
BT Investment
Portfolios since 1999.
------------------------------------------------------------------------------------------------------------
Interested Trustee
------------------
------------------------------------------------------------------------------------------------------------
Richard T. Hale(3)               Managing Director, Deutsche Banc Alex. Brown Inc.           27
July 17, 1945                    (formerly DB Alex. Brown LLC) and Deutsche Asset
Trustee BT Investment            Management Americas (1999 to present); Director and
Funds since 1999 and             President, Investment Company Capital Corp.
BT Investment                    (registered investment advisor) (1996 to present).
Portfolios since 1999.           Director/Trustee and President, Deutsche Asset
                                 Management Mutual Funds (1989 to present);
                                 Director, Deutsche Global Funds, Ltd. (2000 to
                                 present); Director, CABEI Fund (2000 to present);
                                 Director, North American Income Fund (2000 to
                                 present); Vice President, Deutsche Asset
                                 Management, Inc. (2000 to present). Chartered
                                 Financial Analyst. Formerly, Director, ISI Family
                                 of Funds.
------------------------------------------------------------------------------------------------------------
Officers
--------
------------------------------------------------------------------------------------------------------------
Richard T. Hale                  See information provided under Interested Trustees.         N/A
President

------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch                 Director, Deutsche Asset Management (1999 to present).      N/A
March 27, 1954                   Formerly, Principal, BT Alex. Brown Incorporated,
Vice President/                  (Deutsche Banc Alex. Brown Inc.), 1998-1999; Assistant
Secretary                        General Counsel, United States Securities and Exchange
                                 Commission, 1993-1998.
------------------------------------------------------------------------------------------------------------









------------------------------------------------------------------------------------------------------------
Name, Birth date and Position   Business Experience and Directorships During the       Number of Funds
  Position with each Trust                     Past 5 Years                           in the Fund Complex
    and the Portfolio                                                                     Overseen by
                                                                                           Trustee(1)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Charles A. Rizzo                 Director, Deutsche Asset Management (April 2000 to          N/A
August 5, 1957                   present); Certified Public Accountant; Certified
Treasurer                        Management Accountant. Formerly, Vice President and
                                 Department Head, BT Alex. Brown Incorporated (Deutsche
                                 Banc Alex. Brown Inc.), 1998-1999; Senior Manager,
                                 Coopers & Lybrand L.L.P. (PricewaterhouseCoopers LLP),
                                 1993-1998.
------------------------------------------------------------------------------------------------------------
Amy Olmert                       Managing Director, Deutsche Asset Management (formerly      N/A
May 14, 1963                     BT. Alex. Brown Inc.); (January 1999 to present);
Assistant Secretary              Certified Public Accountant (1989 to present).
                                 Formerly, Vice President, BT Alex. Brown Incorporated,
                                 (Deutsche Banc Alex. Brown Inc.), (1997-1999); Senior
                                 Manager (1992-1997), Coopers & Lybrand L.L.P.
                                 (PricewaterhouseCoopers LLP), (1988-1992).
------------------------------------------------------------------------------------------------------------

-----------
1. As of December 31, 2001 the total number of Funds in the Deutsche Asset Management Fund Complex (the 'Fund Complex') is 70.
2. A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.
3. Mr. Hale is a trustee who is an 'Interested Person' within the meaning of
Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of the Portfolio's investment advisor and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.



Messrs. Hale, Hirsch and Rizzo also hold similar positions for other investment companies for which ICC Distributors, or an affiliate serves as the principal underwriter.

Trustee Ownership in the Funds(1)

-------------------------------------------------------------------------------------------------------------
                                                                              Aggregate Dollar Range of
                                                                          Ownership as of December 31, 2001
                                      Dollar Range of Beneficial          in all Funds Overseen by Director
Trustee                               Ownership in the Funds                     in the Fund Complex(2)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Independent Trustees
--------------------
-------------------------------------------------------------------------------------------------------------
Charles P. Biggar                     None                                None
-------------------------------------------------------------------------------------------------------------
S. Leland Dill                        None                                $50,001-$100,000
-------------------------------------------------------------------------------------------------------------
Martin J. Gruber                      None                                None
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                                                              Aggregate Dollar Range of
                                                                          Ownership as of December 31, 2001
                                      Dollar Range of Beneficial          in all Funds Overseen by Director
Trustee                               Ownership in the Funds                     in the Fund Complex(2)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Richard J. Herring                    None                                $50,001-$100,000
-------------------------------------------------------------------------------------------------------------
Bruce E. Langton                      None                                Over $100,000
-------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.                  None                                $10,001-$50,000
-------------------------------------------------------------------------------------------------------------
Harry Van Benschoten                  None                                None
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Interested Trustee
------------------
-------------------------------------------------------------------------------------------------------------
Richard T. Hale                       None                                Over $100,001
-------------------------------------------------------------------------------------------------------------


1. Securities beneficially owned as defined under the Securities Exchange Act of 1934 (the '1934 Act') include direct and or indirect ownership of securities where the trustee's economic interest is tied to the securities, employment ownership and securities when the trustee can exert voting power and when the trustee has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over $100,001.

2. The funds overseen by the trustees in the Fund Complex consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

          OWNERSHIP IN SECURITIES OF THE ADVISOR AND RELATED COMPANIES

As reported to the Fund, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2001. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund(s) (including Deutsche Bank AG).


-----------------------------------------------------------------------------------------------------------------
                                                                                   Value of
                                                                                   Securities     Percent of
                                Owner and                                          on an          Class on an
                                Relationship to                        Title of    Aggregate      Aggregate
Trustee                         Trustee                Company         Class       Basis          Basis
-----------------------------------------------------------------------------------------------------------------
Charles P. Biggar               N/A
-----------------------------------------------------------------------------------------------------------------
S. Leland Dill                  N/A
-----------------------------------------------------------------------------------------------------------------
Martin J. Gruber                N/A
-----------------------------------------------------------------------------------------------------------------
Richard J. Herring              N/A
-----------------------------------------------------------------------------------------------------------------
Bruce E. Langton                N/A
-----------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.            N/A
-----------------------------------------------------------------------------------------------------------------
Harry Van Benschoten            N/A
-----------------------------------------------------------------------------------------------------------------

                         Trustee Compensation Table(1)


==================================================================================================================
                                                              Aggregate                  Total
                                    Aggregate                 Compensation               Compensation
                                    Compensation              from the                   from
Trustee                             from the Funds*           Portfolios**               Fund Complex***
------------------------------------------------------------------------------------------------------------------
Charles P. Biggar                   $416                      $416                       $57,000
------------------------------------------------------------------------------------------------------------------
S. Leland Dill                      $416                      $416                       $57,000
------------------------------------------------------------------------------------------------------------------
Martin J. Gruber                    $416                      $416                       $57,000
------------------------------------------------------------------------------------------------------------------
Richard J. Herring                  $416                      $416                       $57,000
------------------------------------------------------------------------------------------------------------------
Bruce E. Langton                    $416                      $416                       $57,000
------------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.                $416                      $416                       $57,000
------------------------------------------------------------------------------------------------------------------
Harry Van Benschoten                $416                      $416                       $57,000
------------------------------------------------------------------------------------------------------------------

==================================================================================================================


*The provided information is for the Mid Cap Fund and Small Cap Fund, for the year ended September 30, 2001.

**Information provided is for the Capital Appreciation Portfolio and the Small Cap Portfolio, for the year ended September 30, 2001.

***Aggregated information is furnished for the Fund Complex which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio and Capital Appreciation Portfolio for the year ended December 31, 2001.

DeAM, Inc.reimbursed the Funds and Portfolios for a portion of their Trustees fees for the period above. See "Investment Advisor" and "Administrator" below.

As of May 28, 2002, the Trustees and Officers of the Trust and the Portfolios owned in the aggregate less than 1% of the shares of any Fund or the Trust (all series taken together).

As of May 28, 2002 the following shareholder of record owned 5% or more of the outstanding voting shares of the Small Cap Fund -- Investment Class: Bankers Trust Company as Trustee for Westinghouse Savannah River/Betchel, Savannah River Inc. Savings and Investment Plan, 34 Exchange Place MS 3064, Jersey City, NJ 07302-3885 (29.53%); Nat'l Financial Services Corp, For Excl Benefit for our Customers, Attn, Mutual Funds, PO Box 3908, Church Street Station, New York, NY 10008-3908 (7.9%).

As of May 28, 2002 the following shareholders of record owned 5% or more of the outstanding voting share of the Mid Cap Fund - Institutional Class (formerly the Equity Appreciation Fund): Northern Telecom Omnibus Account, C/O Bankers Trust Company, Attn: John Sawicki, Mailstop 3064, 34 Exchange Place 6th Floor, Jersey City, NJ 07302-3885 (66.65%); Bankers Trust Company as Trustee for
Westinghouse Savannah River/Bechtel Savannah River Inc. Savings Investment Plan, 34 Exchange Place, MS 3064, Jersey City, NJ 07302-3885 (20.52%); Bankers Trust Company as TTEE for Millennium Chemicals 401, Attn: Linda Castello, 200 International Cir St, Hunt Valley, MD 21030 (8.64%).

           Information Concerning Committees and Meetings of Trustees

The Board of Trustees of the Trust and Portfolio met 4 times during the fiscal year ended September 30, 2001 and each Trustee attended at least 75% of the meetings of the Board and meetings of the committees of the Board of Trustees on which such Trustee served.

Messrs. Biggar, Dill, Gruber, Herring, Langton, Saunders and Van Benschoten, comprise the Valuation Committee which was constituted to consider and act upon all questions relating to valuation of the securities in the Portfolio which may arise between meetings of the Trustees. The Trusts and Portfolio have an Audit Committee consisting of Messrs. Biggar, Dill, Gruber, Herring, Langton, Saunders and Van Benschoten. All of the members of the Audit Committee are 'independent' as provided for in the applicable requirements of the 1940 Act. Mr. Dill serves as Chairman of the Audit Committee. During the fiscal year ended December 31, 2001, the Audit Committee met 4 times. In accordance with its written charter adopted by the Board of Trustees, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Portfolio and Funds. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the Funds'/Portfolio's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the Funds/Portfolio, its investment advisor and affiliates by the independent public accountants.

The Nominating Committee, which meets when necessary, consists of Messrs. Biggar, Dill, Gruber, Herring, Langton, Saunders and Van Benschoten. The Nominating Committee is charged with the duty of making all nominations for Independent Trustees to the Board of Trustees. The Nominating Committee did not meet during the fiscal year ended December 31, 2001.

                                 Code of Ethics

The Board of Trustees of the Funds have adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Funds' Code of Ethics specifies that Access Persons of the Fund who are subject to Codes of Ethics adopted by their employers may comply with their employer's Code in lieu of the Funds' Code if such Code has been approved by the Board of Trustees. As a result, the Funds'

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

Code permits Fund personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Funds' Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security, and other restrictions which are imposed by the Codes of Ethics of the Advisor and distributor. The Funds' Code of Ethics also prohibits short term trading profits and personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.

The Funds' Advisor, has also adopted a Code of Ethics. The Code of Ethics allows personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements and other restrictions including "blackout periods" and minimum holding periods, subject to limited exceptions. The Code prohibits purchases of securities in initial public offerings (the prohibition is limited to US public offerings) and requires prior approval for purchases of securities in private placements.

The Funds' principal underwriter, ICC Distributors, Inc. ('ICCD') is not required to adopt a Code of Ethics as it meets the exception provided by Rule 17j-1(c)(3) under the 1940 Act.

                               Investment Advisor

DeAM, Inc. is the Funds' investment Advisor. The Shareholders and the Trustees approved a proposal to change the advisor from Bankers Trust Company to Deutsche Asset Management, Inc. Under the new advisory agreement with DeAM, Inc., the service provided by DeAM, Inc. is the same as under the advisory agreement with Bankers Trust. There will be no change in portfolio managers, fund operations or management oversight of the funds as a result of the change in the advisor. As of April 30, 2001, DeAM, Inc. is the investment advisor. Prior to April 30, 2001, Bankers Trust Company served as the investment advisor to the Portfolio.

DeAM, Inc. is a wholly owned subsidiary of Deutsche Bank. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

DeAM, Inc., may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Funds, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. DeAM, Inc. has informed the Funds that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Funds, DeAM, Inc.will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of DeAM, Inc, its parent or its subsidiaries or affiliates. Also, in dealing with its customers, DeAM, Inc, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by DeAM, Inc. or any such affiliate.

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


For the fiscal years ended September 30, 2001, 2000, and 1999, the advisor accrued $2,216,885, $492,407 and $158,218, respectively, in compensation for investment advisory services provided to Capital Appreciation Portfolio. During the same periods, the advisor reimbursed $520,549, $75,800, and $101,826, respectively, to the Portfolio to cover expenses.

For the period ended August 31, 2000 and the fiscal year ended September 30, 1999, the advisor accrued $1,863,032 and $981,463, respectively, in compensation for investment advisory services provided to the Mid Cap Fund--Institutional Class (formerly Equity Appreciation--Institutional Class). During the same periods, the advisor reimbursed $252,865 and $169,645, respectively to the Fund to cover expenses.

For the fiscal years ended September 30, 2001, 2000 and 1999, the advisor accrued $1,175,414, $1,774,366 and $1,290,625, respectively, in compensation for investment advisory services provided to Small Cap Portfolio. During the same periods, the advisor reimbursed $453,459, $455,044 and $309,133, respectively, to the Portfolio to cover expenses.

                           Advisory Contract Approval

The Investment Advisory Agreement has an initial term of two years and continues in effect, from year to year thereafter if such continuance is specifically approved at least annually by the Fund's Board of Trustees or by a majority of the outstanding voting securities of the Fund, and in either event, by a majority of the Independent Trustees of the Fund's Board who have no direct or indirect financial interest in such agreements, with such Independent Trustees casting votes in person at a meeting called for such purpose, or by a vote of a majority of the outstanding Shares (as defined under 'Capital Stock'). In approving the continuation of the Portfolio"s investment advisory agreement, the Board, including the Independent Trustees, carefully considered (1) the nature and quality of services to be provided to the Portfolio; (2) the Advisor's compensation and profitability for providing such services; (3) the indirect costs and benefits of providing the advisory services; (4) the extent to which economies of scale are shared with the Portfolio through breakpoints or otherwise; and (5) comparative information on fees and expenses of similar mutual funds. Specifically, the Board considered the fact that the Advisor benefited, at least indirectly from certain securities lending, custody and brokerage relationships between the Portfolio and affiliates of the Advisor (and that the Board received information regularly about these relationships). The Board also considered the nature and extent of benefits that the Advisor received from (i) arrangements to sweep Portfolio's excess cash at the end of the day into an affiliated money market fund and (ii) the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Portfolio. After requesting and reviewing such information, as they deemed necessary, the Board concluded that the continuance of advisory agreement was in the best interests of the Fund and its shareholders. The Fund or the Advisor may terminate the Investment Advisory Agreement on sixty days' written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

                                  Administrator

Under an administration agreement dated July 1, 2001, Investment Company Capital Corporation ('ICCC' or 'the administrator') calculates the net asset value of the Funds and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. Prior to July 1, 2001, Bankers Trust Company served as the administrator to the Portfolio. The administration agreement provides for the Trust to pay ICCC a fee, accrued daily and paid monthly, equal on an annual basis to 0.65% of the average daily net assets of each Fund for its then-current fiscal year.

ICCC calculates the value of the assets of the Funds and generally assists the Board of Trustees of the Funds in all aspects of the administration and operation of the Funds. The administration agreement provides for the Funds to pay ICCC a fee, computed daily and paid monthly, equal on an annual basis to 0.10% of each Funds' average daily net assets for its then-current fiscal year. Under the administration agreement, the administrator may delegate one or more of its responsibilities to others, including affiliates of ICC Distributors, at the administrator's expense.

Under the administration agreement, the administrator is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and each Fund reasonably deem necessary for the proper administration of the Trust or a Fund. The administrator will generally assist in all aspects of the Funds' operations; supply and maintain office facilities (which may be in ICCC's, Inc.'s own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

For the fiscal years ended September 30, 2001, 2000 and 1999, the administrator accrued $1,527,506, $482,786 and $162,423, respectively, in compensation for administrative and other services provided to the Mid Cap Fund. During the same periods, the administrator reimbursed $117,302, $182,500 and $79,572, respectively, to cover expenses. For the same periods, the administrator received $348,234, $75,755 and $24,963, respectively, in compensation for administrative and other services provided to Capital Appreciation Portfolio.

For the period ended August 31, 2000 and the fiscal year ended September 30, 1999, the administrator accrued $1,433,101 and $768,495, respectively, in compensation for administrative and other services provided to the Mid Cap Fund--Institutional Class (formerly Equity Appreciation--Institutional Class). During the same periods, the administrator reimbursed $194,525 and $132,860, respectively, to cover expenses.

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


For the fiscal years ended September 30, 2001, 2000, and 1999, the advisor accrued $1,803,294, $1,774,770 and $1,327,846, respectively, in compensation for administrative and other services provided to the Small Cap Fund. During the same periods, the advisor reimbursed $453,459, $84,030 and $105,550, respectively, to cover expenses. For the same periods, the administrator received $281,662, $272,979 and $204,425, respectively, in compensation for administrative and other services provided to Small Cap Portfolio.

                          Custodian and Transfer Agent

Bankers Trust, 280 Park Avenue, New York, New York 10017, serves as Custodian for the Trust and the Fund pursuant to an administration and services agreement. As Custodian, it holds the Funds' assets. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

Investment Company Capital Corp. ('ICCC'), One South Street, Baltimore, Maryland, 21202, serves as transfer agent of the Trust and of the Fund pursuant to a transfer agency agreement. Under its transfer agency agreement with the Trust, ICCC maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. ICCC may be reimbursed by the Fund for its out-of-pocket expenses.

                                   Distributor

ICC Distributors is the principal distributor for shares of the Fund. ICC Distributors is a registered broker-dealer and is unaffiliated with DeAM, Inc. The principal business address of ICC Distributors is Two Portland Square, Portland, Maine 04101.

Class A, B and C Shares Only. In addition, with respect to Class A, B and C Shares of the Funds, these classes may enter into Shareholder Servicing Agreements with certain financial institutions to act as Shareholder Servicing Agents, pursuant to which the Distributor will allocate a portion of its distribution fee as compensation for such financial institutions' ongoing shareholder services. The Funds may also enter into Shareholder Servicing Agreements pursuant to which the Advisor or its affiliates will provide compensation out of its own resources for ongoing shareholder services. Currently, banking laws and regulations do not prohibit a financial holding company affiliate from acting as distributor or Shareholder Servicing Agent or in other capacities for investment companies. Should future legislative, judicial or administrative action prohibit or restrict the activities of the Shareholder Servicing Agents in connection with the Shareholder Servicing Agreements, the Trust may be required to alter materially or discontinue its arrangements with the Shareholder Servicing Agents. Such financial institutions may impose separate fees in connection with these services and investors should review the Prospectuses and this Statement of Additional Information in conjunction with any such institution's fee schedule.


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

As compensation for providing distribution and shareholder services as described above for the Class A Shares, the Distributor receives an annual fee, paid monthly, equal to 0.25% of the average daily net assets of the Class A Shares. With respect to the Class A Shares, the Distributor expects to allocate up to all of its fee to Participating Dealers and Shareholder Servicing Agents. As compensation for providing distribution and shareholder services as described above for the Class B and C Shares, the Distributor receives an annual fee, paid monthly, equal to 0.75% of their respective average daily net. In addition, with respect to the Class B and C Shares, the Distributor receives a shareholder servicing fee at an annual rate of 0.25% of their respective average daily net assets. (See the Prospectus.)

Class A, B and C Shares are offered for the first time with this Statement of Additional Information and Prospectus dated January 28, 2002. The Distributor did not receive any fees for providing distribution and shareholder services to Classes for the last fiscal year.

Pursuant to Rule 12b-1 under the 1940 Act, investment companies may pay distribution expenses, directly or indirectly, only pursuant to a plan adopted by the investment company's board of directors and approved by their shareholders. The Funds have adopted plans of distribution for their Class A, B and C Shares (the 'Plans'). Under each plan, the Funds pay a fee to the Distributor for distribution and other shareholder servicing assistance as set forth in the Distribution Agreement, and the Distributor is authorized to make payments out of its fee to Participating Dealers and Shareholder Servicing Agents. The Plans will remain in effect from year to year as specifically approved (a) at least annually by the Board of Trustees and (b) by the affirmative vote of a majority of the Independent Trustees, by votes cast in person at a meeting called for such purpose.

In approving the Plans, the Trustees concluded, in the exercise of reasonable business judgment, that there was a reasonable likelihood that the Plans would benefit the Funds and their shareholders. The Plans will be renewed only if the Trustees make a similar determination in each subsequent year. The Plans may not be amended to increase materially the fee to be paid pursuant to the Distribution Agreement without the approval of the shareholders of the Mid Cap and Small Cap Funds. The Plans may be terminated at any time by the vote of a majority of the Independent Trustees or by a vote of a majority of the Funds outstanding shares.

During the continuance of the Plans, the Trustees will be provided for their review, at least quarterly, a written report concerning the payments made under the Plans to the Distributor pursuant to the Distribution Agreement and to Participating Dealers pursuant to any Sub-Distribution Agreements. Such reports shall be made by the persons authorized to make such payments. In addition, during the continuance of the Plans, the selection and nomination of the Independent Trustees will be committed to the discretion of the Independent Trustees then in office.

Under the Plans, amounts allocated to Participating Dealers and Shareholder Servicing Agents may not exceed amounts payable to the Distributor under the Plans. Payments under the Plans are made as described above regardless of the Distributor's actual cost of providing distribution services and may be used to pay the Distributor's overhead expenses. If the cost of providing distribution services to the Class A Shares is less than 0.25% of the Class A Shares' average daily net assets for any period or if the cost of providing distribution services to the Class B and C Shares is less than 0.75% of the classes' respective average daily net assets for any period, the unexpended portion of the distribution fees may be retained by the Distributor. The Plans do not provide for any charges to the Funds for excess amounts expended by the Distributor and, if any of the Plans is terminated in accordance with its terms, the obligation of the Funds to make payments to the Distributor pursuant to such Plan will cease and the Funds will not be required to make any payments past the date the Distribution Agreement terminates with respect to that class. In return for payments received pursuant to the Plans, the Distributor pays the distribution-related expenses of the Funds including one or more of the following: advertising expenses; printing and mailing of prospectuses to other than current shareholders; compensation to dealers and sales personnel; and interest, carrying or other financing charges.

                                  Service Agent

ICCC acts as a Service Agent pursuant to its administration agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by ICCC from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the administration agreement with the ICCC, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a Service Agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

                       Counsel and Independent Accountants

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019, serves as Counsel to the Trust and each Fund. PricewaterhouseCoopers LLP, 250 West Pratt Street, Baltimore, MD 21201 acts as Independent Accountants of the Trust and each Fund.

                            ORGANIZATION OF THE TRUST

The Trust was organized on July 21, 1986 under the laws of the Commonwealth of Massachusetts. Each Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share.

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


The shares of the other series of the Trust are offered through separate prospectuses and SAIs. No series of shares has any preference over any other series. The Trust reserves the right to add additional series in the future. The Trust also reserves the right to issue more than one class of shares of each Fund.

The Trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

When matters are submitted for shareholder vote, shareholders of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of each Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of each Fund are not entitled to vote on trust matters that do not affect the Fund. All series of the Trust will vote together on certain matters, such as electing trustees. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office, will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. The Trust will also assist shareholders in communicating with one another as provided for in the 1940 Act.

The Declaration of Trust provide that each Fund and other entities investing in the Fund (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Fund. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Fund itself was unable to meet its obligations.

Each series in the Trust will not be involved in any vote involving a Fund in which it does not invest its Assets. Shareholders of all of the series of the Trust will, however, vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights.

Shareholders generally vote by Fund, except with respect to the election of Trustees.

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


Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Trust was organized under the name BT Tax-Free Investment Trust and assumed its current name of BT Investment Funds on May 16, 1988.

Except as described below, whenever the Trust is requested to vote on a fundamental policy of the Fund, the Trust will hold a meeting of the Funds' shareholders and will cast its vote as instructed by the Funds' shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Fund meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Except as described below, whenever the Fund is requested to vote on matters pertaining to the Fund, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by Fund shareholders. However, subject to applicable statutory and regulatory requirements, the Fund would not request a vote of its shareholders with respect to (a) any proposal relating to the Fund, which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund, or (b) any proposal with respect to the Fund that is identical in all material respects to a proposal that has previously been approved by shareholders of the Fund. Any proposal submitted to holders in the Fund, and that is not required to be voted on by shareholders of the Fund, would nonetheless be voted on by the Trustees of the Trust.

                                    TAXATION

                           Dividends and Distributions

Each Fund distributes substantially all of its net income and capital gains to shareholders each year. Each Fund distributes capital gains annually. Unless a shareholder instructs the Trust to pay such dividends and distributions in cash, they will be automatically reinvested in additional shares of the Fund.

The Trust intends to qualify annually and to elect each Fund to be treated as a regulated investment company under Subchapter M of the Code. Provided each Fund meets the requirements imposed by the Code and distributes all of its income and gains, a Fund will not pay any federal income or excise taxes.

Distributions from each Fund's income and short-term capital gains are taxed as dividends, and long-term capital gain distributions are taxed as long-term capital gains. Each Fund's capital gain distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. Distributions declared to shareholders of record in October, November or December and paid in January are taxable on December 31. Each Fund will send each shareholder a tax statement by January 31 showing the tax status of the distributions received during the past year.

On the ex-date for a distribution from capital gains, each Fund's share value is reduced by the amount of the distribution. If you buy shares just before the ex-date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

                              Taxation of the Funds

As a regulated investment company, each Fund will not be subject to US Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Funds intend to distribute to their shareholders, at least annually, substantially all of their investment company taxable income and net capital gains, and therefore do not anticipate incurring Federal income tax liability.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

A Fund's investment in Section 1256 contracts, such as regulated futures contracts, most forward currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund. Each Fund shareholder will receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the Federal income status of his dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their tax Advisors as to any state and local taxes that may apply to these dividends and distributions.

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


                               Foreign Securities

Income from investments in foreign stocks or securities may be subject to foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries will vary.

If the Fund are liable for foreign taxes, and if more than 50% of the value of the Funds' total assets at the close of its taxable year consists of stocks or securities of foreign corporations (including foreign governments), the corresponding Fund may make an election pursuant to which certain foreign taxes paid by the Fund would be treated as having been paid directly by shareholders of the corresponding Fund. Pursuant to such election, the amount of foreign taxes paid will be included in the income of the corresponding Fund's shareholders, and such Fund shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each such Fund shareholder will be notified after the close of the Funds' taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the amount which represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to a separate limitation for 'passive income,' which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Fund on the sale of foreign securities will be treated as US source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.

                                 Sale of Shares

Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Because the tax treatment also depends on your purchase price and your personal tax position, you should keep your regular account statements to use in determining your tax.

                            Foreign Withholding Taxes

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

                               Backup Withholding

The Fund may be required to withhold US Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's US Federal income tax liability.

Foreign Shareholders

A foreign shareholder is a shareholder that, for U.S. federal income tax purposes, is not a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust. Dividends (other than capital gains dividends and exempt-interest dividends) distributed to a foreign shareholder whose ownership of Fund shares is not "effectively connected" with a U.S. trade or business carried on by such foreign shareholder generally will be subject to a U.S. federal withholding tax of 30% unless such rate is reduced by an applicable tax treaty. However, if a foreign shareholder's ownership of Fund shares is "effectively connected" with a U.S. trade or business carried on by such foreign shareholder, then none of the dividends distributed to that shareholder will be subject to such withholding and all of such dividends (other than exempt-interest dividends) will instead be subject to U.S. federal income tax on a net-income basis at the rates which are applicable to U.S. citizens and domestic corporations, as the case may be. Foreign shareholders that are treated as corporations for U.S. federal income tax purposes also may be subject to the 30% federal branch profits tax.

Capital gains realized by foreign shareholders on the sale of Fund shares and distributions (and deemed distributions) to foreign shareholders of the Fund's net capital gains (the excess of the Fund's net long-term capital gains over its net short-term capital losses) generally will not be subject to U.S. federal income or withholding tax if the shareholder furnishes the Fund with a certificate regarding the shareholder's foreign status unless the foreign shareholder is a nonresident alien individual who is physically present in the United States for more than 182 days during the taxable year.

                                 Other Taxation

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

Fund shareholders may be subject to state and local taxes on their Fund distributions. Shareholders are advised to consult their own tax Advisors with respect to the particular tax consequences to them of an investment in a Fund.

Registration Statement. The Trust has filed with the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549, a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund and certain other series of the Trust. If further information is desired with respect to the Trust, the Fund or such other series, reference is made to the Registration Statement and the exhibits filed as a part thereof.

                              FINANCIAL STATEMENTS

The audited financial statements for the Funds (except for the newly offered Class A, B and C Shares and M Class Shares) for the year ended September 30, 2001 are included in, and incorporated by reference into, this Statement of Additional Information in reliance upon the report of PricewaterhouseCoopers LLP, the Fund's independent accountants. The unaudited financial statements for the Funds (except for the newly offered Class A, B and C Shares and M Class Shares) for the semi-annual period ended March 31, 2002 are included in, and incorporated by reference into, this Statement of Additional Information.

Annual and Semi-Annual Reports. Shareholders of the Fund receive an annual report containing audited financial statements and a semi-annual report. The financial statements for each Fund for the period ended September 30, 2001, are incorporated herein by reference to the Annual Report to shareholders for each Fund dated September 30, 2001. A copy of each Fund's Annual Report and semi-annual report may be obtained without charge by contacting the Service Center at 1-800-730-1313.

                                    APPENDIX

Description of Moody's Corporate Bond Ratings:

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such, bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both (good and bad times over the future). Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest-rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of S&P Corporate Bond Ratings:

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Description of S&P commercial paper ratings:

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.

Description of Moody's commercial paper ratings:

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

Description of S&P Municipal Bond Ratings:

AAA - Prime - These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligations Bonds - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds - Debt service coverage has been, and is expected to remain, substantial, stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA - High Grade - The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

A - Good Grade - Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the rating differs from the two higher ratings because: General Obligation Bonds - There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds - Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appearance appears adequate.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Description of Moody's Municipal Bond Ratings:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody's may apply the numerical modifier in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

Description of S&P Municipal Note Ratings:

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, or -2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1. Notes rates SP-2 have a satisfactory capacity to pay principal and interest.

Description of Moody's Municipal Note Ratings:

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2/VMIG2 are of high quality, with ample margins of protection, although not as large as the preceding group.

S&P's Commercial Paper Ratings:

A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1, 1, 2 and 3 to denote relative strength within its A classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt ratings is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward tread. Typically, the issuer is a strong company in a well-established industry and has superior management.

Moody's Commercial Paper Ratings:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leasing market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rates Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                January 28, 2002
                                                        As Revised June 28, 2002

Investment Advisor

DEUTSCHE ASSET MANAGEMENT, INC.
280 Park Avenue
New York, NY 10017

Custodian

BANKERS TRUST COMPANY
280 Park Avenue
New York, NY 10017

Distributor

ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, Maine  04101

Administrator and Transfer Agent
Investment Company Capital Corp.
One South Street
Baltimore, Maryland, 21202

Independent Accountants

PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD  21201

Counsel

WILLKIE FARR & GALLAGHER
787 Seventh Avenue
New York, NY  10019

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectuses nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

CUSIPs:  055922819
         055922637
         055922769
        1725 (1/02)

PART C - OTHER INFORMATION

ITEM 23. Exhibits.

(a)  Declaration of Trust dated July 21, 1986; 1
       (1) Supplement to Declaration of Trust dated October 20, 1986; 1
       (2) Second Supplement to Declaration of Trust dated May 16, 1988; 1
(b)  By-Laws; 1
(c)  Incorporated by reference to Exhibit (b) above;
(d) Investment Advisory Contract dated April 30, 2001 between the Registrant and Deutsche Asset Management, Inc. on behalf of all of the series in the Trust; 25
(e)  Distribution Agreement dated August 11, 1998; 5
       (1) Appendix A dated June 12, 2001, to Distribution Agreement; 24
       (2) Appendix A dated ___________, to Distribution Agreement - to be filed by amendment;
(f) Bonus or Profit Sharing Contracts - Not applicable;
(g) Custodian Agreement dated July 1, 1996; 2
       (1) Cash Services Addendum to Custodian Agreement dated December 18, 1997; 4
       (2) Amendment No.9 to Exhibit A of the Custodian Agreement dated April 27, 2001; 20
(h)  Administration Agreement dated July 1, 2001; 24
       (1) Agreement to Provide Shareholder Services for BT Preservation Plus Income Fund as of June 10, 1998; 5

       (2) Shareholder Services Plan for BT Preservation Plus Income Fund as of June 10, 1998; 5
       (3) Expense Limitation Agreement; 24
       (4) Transfer Agency Agreement dated October 1, 2000 with Investment Company Capital Corp.; 19
(i)  Legal Opinion - Not applicable;
(j)  Consent of Independent Accountants - to be filed by amendment;
(k)  Omitted Financial Statements - Not applicable;
(l)  Initial Capital Agreements - Not applicable;
(m)  Rule 12b-1 Plans - "form of"; 22 (n) Not applicable.
(o)  Rule 18f-3 Plan, as amended; 22
(p)  Codes of Ethics for Funds;16 and Advisor; 24
(q)  Powers of Attorney of Registrant; 25
----------------------------------

1. Incorporated by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A ("Registration Statement") as filed with the Securities and Exchange Commission ("Commission") on July 31, 1995.
2. Incorporated by reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement as filed with the Commission on July 1, 1997.
3. Incorporated by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement as filed with the Commission on January 28, 1998.
4. Incorporated by reference to Post-Effective Amendment No. 50 to Registrant's Registration Statement as filed with the Commission on June 30, 1998.
5. Incorporated by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement as filed with the Commission on November 25, 1998.
6. Incorporated by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement as filed with the Commission on January 28, 1999.

7. Incorporated by reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement as filed with the Commission on February 8, 1999.
8. Incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement as filed with the Commission on November 8, 1993.
9. Incorporated by reference to Post-Effective Amendment No. 60 to Registrant's Registration Statement as filed with the Commission on March 15, 1999.
10. Incorporated by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement as filed with the Commission on July 29, 1999.
11. Incorporated by reference to Post-Effective Amendment No. 64 to Registrant's Registration Statement as filed with the Commission on October 22, 1999.
12. Incorporated by reference to Post-Effective Amendment No. 66 to Registrant's Registration Statement as filed with the Commission on December 23, 1999.
13. Incorporated by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement as filed with the Commission on January 28, 2000.
14. Incorporated by reference to Post-Effective Amendment No. 68 to Registrant's Registration Statement as filed with the Commission on April 28, 2000.
15. Incorporated by reference to Post-Effective Amendment No. 69 to Registrant's Registration Statement as filed with the Commission on May 1, 2000.
16. Incorporated by reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement as filed with the Commission on June 26, 2000.
17. Incorporated by reference to Post-Effective Amendment No. 73 to Registrant's Registration Statement as filed with the Commission on August 31, 2000.
18. Incorporated by reference to Post-Effective Amendment No. 74 to Registrant's Registration Statement as filed with the Commission on September 29, 2000.
19. Incorporated by reference to Post-Effective Amendment No. 75 to Registrant's Registration Statement as filed with the Commission on October 20, 2000.
20. Incorporated by reference to Post-Effective Amendment No. 77 to Registrant's Registration Statement as filed with the Commission on December 29, 2000.
21. Incorporated by reference to Post-Effective Amendment No. 78 to Registrant's Registration Statement as filed with the Commission on January 29, 2001.
22. Incorporated by reference to Post Effective Amendment No. 81 to Registrant's Registration Statement as filed with the Commission on March 30, 2001.
23. Incorporated by reference to Post Effective Amendment No. 82 to Registrant's Registration Statement as filed with the Commission on April 30, 2001.
24. Incorporated by reference to Post-Effective Amendment No. 84 to Registrant's Registration Statement as filed with the Commission on June 29, 2001.
25. Incorporated by reference to Post-Effective Amendment No. 86 to Registrant's Registration Statement as filed with the Commission on January 28, 2002.

ITEM 24. Persons Controlled by or Under Common Control with Registrant.

Not applicable.

ITEM 25. Indemnification.

Incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement as filed with the Commission on April 29, 1996.

ITEM 26.  Business and Other Connections of Investment Advisor.

All of the information required by this item is set forth in the Form ADV, as amended, of Deutsche Asset Management, Inc. (formerly Morgan Grenfell Inc.) (File No. 801-27291). The following sections of each such Form ADV are incorporated herein by reference:

(a)  Items 1 and 2 of Part II
(b)  Section 6, Business Background, of each Schedule D.

Item 27. Principal Underwriters.

(a) ICC Distributors, Inc., the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies: BT Investment Funds, BT Advisor Funds, BT Institutional Funds, BT Pyramid Mutual Funds, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Asset Management Portfolio, BT Investment Portfolios, Deutsche Bank Securities, Inc., Alex. Brown Cash Reserve Fund, Inc., Flag Investors Communications Fund, Inc., Emerging Growth Fund, Inc., Short-Intermediate Income Fund, Inc., Flag Investors Value Builder Fund, Inc., Real Estate Securities Fund, Inc., Flag Investors Equity Partners Fund, Inc., Flag Investors Series Funds, Inc., Deutsche Investors Funds, Inc., Deutsche Investors Portfolios Trust and Morgan Grenfell Investment Trust.

(b) Unless otherwise stated, the principal business address for the following persons is Two Portland Square, Portland, Maine 04101.

Name and                 Positions and                      Positions and
Principal Business       Offices with                       Offices with
Address                  Distributor                        Registrant

John A. Keffer           President & Director               None
David R. Keffer          Director                           None
Ronald H. Hirsch         Treasurer                          None
Nanette K. Chern         Chief Compliance Officer           None
David I. Goldstein       Secretary                          None
Benjamin L. Niles        Vice President                     None
Frederick Skillin        Assistant Treasurer                None
Dana A. Lukens           Assistant Secretary                None

(c) None

ITEM 28. Location of Accounts and Records.

BT Investment Funds:                        Deutsche Asset Management
(Registrant)                                One South Street
                                            Baltimore, MD 21202

Investment Company Capital Corp.            One South Street
(Administrator, Transfer Agent)             Baltimore, MD 21202

DST                                                  127 West 10th Street
(Sub-Transfer Agent                                  Kansas City, MO  64105
and Sub-Dividend Distribution Agent)

Deutsche Bank Trust Company Americas:                DBT Co.
(Custodian)                                          100 Plaza One
                                                     Jersey City, NJ 07311

Deutsche Asset Management, Inc.:                     280 Park Avenue
(Investment Advisor)                                 New York, NY 10017

ICC Distributors, Inc.:                              Two Portland Square
(Distributor)                                        Portland, ME 04101

ITEM 29. Management Services.

Not Applicable

ITEM 30. Undertakings.

Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, BT INVESTMENT FUNDS, has duly caused this Post-Effective Amendment No. 88 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and the State of Maryland on this 26th day of April, 2002.

                                              BT INVESTMENT FUNDS

                                         By:  /s/Daniel O. Hirsch
                                              ---------------------------
                                              Daniel O. Hirsch, Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME                                     TITLE                        DATE

By:  /s/Daniel O. Hirsch      Secretary                           April 26, 2002
     --------------------     (Attorney in Fact
     Daniel O. Hirsch         For the Persons Listed Below)

/s/ RICHARD T. HALE*          President, Chief Executive
Richard T. Hale               Officer and Trustee

/s/ Charles A. RIZZO*         Treasurer (Principal
Charles A. Rizzo              Financial and Accounting Officer)

/s/ CHARLES P. BIGGAR*        Trustee
Charles P. Biggar

/s/ S. LELAND DILL*           Trustee
S. Leland Dill

/s/ MARTIN J. GRUBER*         Trustee
Martin J. Gruber

/s/ RICHARD J. HERRING*       Trustee
Richard J. Herring

/s/ BRUCE T. LANGTON*         Trustee
Bruce T. Langton

/s/ PHILIP SAUNDERS, JR.*     Trustee
Philip Saunders, Jr.

/s/ HARRY VAN BENSCHOTEN*     Trustee
Harry Van Benschoten

* By Power of Attorney - Incorporated by reference to Amendment No.86 to the Registration Statement as filed with the Commission on January 28, 2002.

            RESOLUTIONS RELATING TO ORGANIZATION OF SMALL CAP FUND -
                             CLASS A, B & C SHARES


 (Voted on first by the Independent Trustees voting alone and then by the entire
           Board of BT Investment Funds, on behalf of Small Cap Fund)

         RESOLVED, That in accordance with Article III, Section 2 of the
                   Declaration of Trust of BT Investment Funds, the following series of BT Investment Funds previously established and designated continues as of March 8, 2001:

                   Small Cap - Investment Class

         RESOLVED, That in accordance with Article III, Section 2 of the
                   Declaration of Trust of BT Investment Funds, the following classes of Small Cap Fund are hereby established and designated as of March 8, 2001:

                   Small Cap - Class A Shares

                   Small Cap - Class B Shares

                   Small Cap - Class C Shares

         RESOLVED, Without limiting the authority of the Trustees set forth in
                   Article III, Section 2, inter alia, to establish and designate any additional Series or to abolish such previously established and designated Series in which there are no Shares outstanding, the Series of BT Investment Funds are established and designated as:

                   Cash Management Fund Investment
                   Tax Free Money Fund Investment
                   NY Tax Free Money Fund Investment
                   Treasury Money Fund Investment
                   International Equity Fund - Investment Class
                   International Equity Fund - Class A Shares
                   International Equity Fund - Class B Shares
                   International Equity Fund - Class C Shares
                   Mid Cap Fund - Investment Class
                   Mid Cap Fund - Institutional Class
                   Mid Cap Fund - Class A Shares
                   Mid Cap Fund - Class B Shares
                   Mid Cap Fund - Class C Shares
                   Lifecycle Long Range Fund - Investment Class
                   Lifecycle Mid Range Fund - Investment Class
                   Lifecycle Short Range Fund - Investment Class Small Cap Fund - Investment Class
                   Small Cap Fund - Class A Shares

                   Small Cap Fund - Class B Shares
                   Small Cap Fund - Class B Shares
                   Quantitative Equity Fund - Investment Class
                   Quantitative Equity Fund - Institutional Class
                   PreservationPlus Income Fund
                   Global Equity Fund - Investment Class
                   Global Equity Fund - Institutional Class
                   Global Equity Fund - Class A Shares
                   Global Equity fund - Class B Shares
                   Global Equity fund - Class C Shares

         RESOLVED, That an unlimited number of shares of these Classes be authorized for issuance, shares of each Class to be issued for such consideration as set forth from time to time in the respective prospectus describing the shares of such Class, as such prospectus may be amended or supplemented from time to time, and that such shares, when issued for the consideration described in the respective prospectus, shall be validly issued, fully paid and non-assessable by the Small Cap Fund.

         RESOLVED, That the interests of the Small Cap series shall represent an equal proportionate interest in the series with each other interest of the same series, none having priority or preference over another.

         RESOLVED, That the following liabilities, expenses, costs, charges and reserves shall be specifically allocated and charged to the respective Class of Small Cap Fund incurring such liability, expense, cost, charge or reserve, administrative services fees, shareholder servicing fees, state securities registration fees, expenses of shareholder meetings relating to matters to be acted upon exclusively by one or more specific Classes, and other expenses if, as determined by the Treasurer or an Assistant Treasurer, such expenses are actually incurred in a different amount by that Class, or if the Class receives services of a different kind or to a different degree than other classes, provided, however, that no liability, expense, cost, charge or reserve shall be allocated and charged to any particular Class if such allocation and charge would cause Small Cap Fund to fail to qualify as a regulated investment company under the Internal Revenue Code, or adversely affect its right to claim a dividend-paid deduction thereunder.

         RESOLVED, That the officers of BT Investment Funds be authorized and directed to do such other acts as may be necessary to implement the foregoing resolutions.

         RESOLVED, That the President, any Vice President, the Treasurer or any
                   Assistant Treasurer and the Secretary or any Assistant Secretary of the BT Investment Funds be and they hereby are, and each acting singly hereby is, authorized to prepare, execute personally or as attorney-in-fact and file with the Commission on behalf of Small Cap Fund - A, B and C Class, a registration statement on Form N-1A under the 1940 Act relating to the Fund, and any and all exhibits and other documents relating thereto, and any and all amendments to said registration statement, and to pay all prescribed filing fees therefor, all in such form as the officer or officers executing the same with the advice of counsel may deem necessary or appropriate.

         RESOLVED, That the proper officer of the Trust be, and he or she hereby is, authorized and directed in the name and on behalf of the Trust to take any and all action which the officer so acting may deem necessary or advisable in order to obtain a permit to register or qualify shares of common stock of the Trust for issuance and sale or to request an exemption from registration of shares of common stock of the Trust under the securities laws of such of the states of the United States of America or other jurisdictions, including Canada, as such officer may deem advisable, and in connection with such registration, permits, licenses, qualifications and exemptions to execute, acknowledge, verify, deliver, file and publish all such applications, reports, issuer's covenants, resolutions, irrevocable consents to service of process, powers of attorney and other papers and instruments as may be required under such laws or may be deemed by such officer to be useful or advisable to be filed thereunder, and that the form of any and all resolutions required by any such state authority in connection with such registration, licensing, permitting, qualification or exemption is hereby adopted if
                   (1) in the opinion of the officer of the Trust so acting the adoption of such resolutions is necessary or advisable, and
                   (2) the Secretary of the Trust evidences such adoption by filing herewith copies of such resolutions which shall thereupon be deemed to be adopted by the Board of Directors and incorporated in the minutes as a part of this resolution and with the same force and effect as if attached hereto and that the proper officers of the Trust are hereby authorized to take any and all action that they may deem necessary or advisable in order to maintain such registration in effect for as long as they may deem to be in the best interests of the Trust.

         RESOLVED, That all actions heretofore or hereafter taken by such officer or officers within the terms of the foregoing resolutions be, and they hereby are, ratified and confirmed as the authorized act and deed of the Trust.

  RESOLUTIONS RELATING TO ORGANIZATION OF MID CAP FUND - CLASS A, B & C SHARES



      (Voted on first by the Independent Trustees voting alone and then by the entire Board of BT Investment Funds, on behalf of Mid Cap Fund)

         RESOLVED, That in accordance with Article III, Section 2 of the
                   Declaration of Trust of BT Investment Funds, the following series of BT Investment Funds previously established and designated continues as of March 8, 2001:

                   Mid Cap - Investment Class

         RESOLVED, That in accordance with Article III, Section 2 of the
                   Declaration of Trust of BT Investment Funds, the following classes of Mid Cap Fund are hereby established and designated as of March 8, 2001:

                   Mid Cap - Class A Shares
                   Mid Cap - Class B Shares
                   Mid Cap - Class C Shares

         RESOLVED, Without limiting the authority of the Trustees set forth in
                   Article III, Section 2, inter alia, to establish and designate any additional Series or to abolish such previously established and designated Series in which there are no Shares outstanding, the Series of BT Investment Funds are established and designated as:

                   Cash Management Fund Investment
                   Tax Free Money Fund Investment
                   NY Tax Free Money Fund Investment
                   Treasury Money Fund Investment
                   International Equity Fund - Investment Class
                   International Equity Fund - Class A Shares
                   International Equity Fund - Class B Shares
                   International Equity Fund - Class C Shares
                   Mid Cap Fund - Investment Class
                   Mid Cap Fund - Institutional Class
                   Mid Cap Fund - Class A Shares
                   Mid Cap Fund - Class B Shares
                   Mid Cap Fund - Class C Shares
                   Lifecycle Long Range Fund - Investment Class
                   Lifecycle Mid Range Fund - Investment Class
                   Lifecycle Short Range Fund - Investment Class Small Cap Fund - Investment Class
                   Small Cap Fund - Class A Shares

                   Small Cap Fund - Class B Shares
                   Small Cap Fund - Class B Shares
                   Quantitative Equity Fund - Investment Class
                   Quantitative Equity Fund - Institutional Class
                   PreservationPlus Income Fund
                   Global Equity Fund - Investment Class
                   Global Equity Fund - Institutional Class
                   Global Equity Fund - Class A Shares
                   Global Equity fund - Class B Shares
                   Global Equity fund - Class C Shares


         RESOLVED, That an unlimited number of shares of these Classes be authorized for issuance, shares of each Class to be issued for such consideration as set forth from time to time in the respective prospectus describing the shares of such Class, as such prospectus may be amended or supplemented from time to time, and that such shares, when issued for the consideration described in the respective prospectus, shall be validly issued, fully paid and non-assessable by the Mid Cap Fund.

         RESOLVED, That the interests of the Mid Cap series shall represent an equal proportionate interest in the series with each other interest of the same series, none having priority or preference over another.

         RESOLVED, That the following liabilities, expenses, costs, charges and reserves shall be specifically allocated and charged to the respective Class of Mid Cap Fund incurring such liability, expense, cost, charge or reserve, administrative services fees, shareholder servicing fees, state securities registration fees, expenses of shareholder meetings relating to matters to be acted upon exclusively by one or more specific Classes, and other expenses if, as determined by the Treasurer or an Assistant Treasurer, such expenses are actually incurred in a different amount by that Class, or if the Class receives services of a different kind or to a different degree than other classes, provided, however, that no liability, expense, cost, charge or reserve shall be allocated and charged to any particular Class if such allocation and charge would cause Mid Cap Fund to fail to qualify as a regulated investment company under the Internal Revenue Code, or adversely affect its right to claim a dividend-paid deduction thereunder.

         RESOLVED, That the officers of BT Investment Funds be authorized and directed to do such other acts as may be necessary to implement the foregoing resolutions.

         RESOLVED, That the President, any Vice President, the Treasurer or any
                   Assistant Treasurer and the Secretary or any Assistant Secretary of the BT Investment Funds be and they hereby are, and each acting singly hereby is, authorized to prepare, execute personally or as attorney-in-fact and file with the Commission on behalf of Mid Cap Fund - A, B and C Class, a registration statement on Form N-1A under the 1940 Act relating to the Fund, and any and all exhibits and other documents relating thereto, and any and all amendments to said registration statement, and to pay all prescribed filing fees therefor, all in such form as the officer or officers executing the same with the advice of counsel may deem necessary or appropriate.

         RESOLVED, That the proper officer of the Trust be, and he or she hereby is, authorized and directed in the name and on behalf of the Trust to take any and all action which the officer so acting may deem necessary or advisable in order to obtain a permit to register or qualify shares of common stock of the Trust for issuance and sale or to request an exemption from registration of shares of common stock of the Trust under the securities laws of such of the states of the United States of America or other jurisdictions, including Canada, as such officer may deem advisable, and in connection with such registration, permits, licenses, qualifications and exemptions to execute, acknowledge, verify, deliver, file and publish all such applications, reports, issuer's covenants, resolutions, irrevocable consents to service of process, powers of attorney and other papers and instruments as may be required under such laws or may be deemed by such officer to be useful or advisable to be filed thereunder, and that the form of any and all resolutions required by any such state authority in connection with such registration, licensing, permitting, qualification or exemption is hereby adopted if
                   (1) in the opinion of the officer of the Trust so acting the adoption of such resolutions is necessary or advisable, and
                   (2) the Secretary of the Trust evidences such adoption by filing herewith copies of such resolutions which shall thereupon be deemed to be adopted by the Board of Directors and incorporated in the minutes as a part of this resolution and with the same force and effect as if attached hereto and that the proper officers of the Trust are hereby authorized to take any and all action that they may deem necessary or advisable in order to maintain such registration in effect for as long as they may deem to be in the best interests of the Trust.

         RESOLVED, That all actions heretofore or hereafter taken by such officer or officers within the terms of the foregoing resolutions be, and they hereby are, ratified and confirmed as the authorized act and deed of the Trust.

       RESOLUTIONS RELATING TO ORGANIZATION OF SMALL CAP - CLASS M SHARES

      (Voted on first by the Independent Trustees voting alone and then by the entire Board of BT Investment Funds, on behalf of Small Cap Fund)

         RESOLVED, That in accordance with Article III, Section 2 of the
                   Declaration of Trust of BT Investment Funds, the following series of BT Investment Funds previously established and designated continues as of March 8, 2001:

                   Small Cap - Investment Class

         RESOLVED, That in accordance with Article III, Section 2 of the
                   Declaration of Trust of BT Investment Funds, the following class of Small Cap Fund is hereby established and designated as of March 8, 2001:

                   Small Cap - Class M Shares

         RESOLVED, Without limiting the authority of the Trustees set forth in
                   Article III, Section 2, inter alia, to establish and designate any additional Series or to abolish such previously established and designated Series in which there are no Shares outstanding, the Series of BT Investment Funds are established and designated as:

                   Cash Management Fund Investment
                   Tax Free Money Fund Investment
                   NY Tax Free Money Fund Investment
                   Treasury Money Fund Investment
                   International Equity Fund - Investment Class
                   International Equity Fund - Class A Shares
                   International Equity Fund - Class B Shares
                   International Equity Fund - Class C Shares
                   Mid Cap Fund - Investment Class
                   Mid Cap Fund - Institutional Class
                   Lifecycle Long Range Fund - Investment Class
                   Lifecycle Mid Range Fund - Investment Class
                   Lifecycle Short Range Fund - Investment Class Small Cap Fund - Investment Class
                   Small Cap Fund - M Class
                   Quantitative Equity Fund - Investment Class
                   Quantitative Equity Fund - Institutional Class PreservationPlus Income Fund
                   Global Equity Fund - Institutional Class
                   Global Equity Fund - Class A Shares
                   Global Equity Fund - Class B Shares
                   Global Equity Fund - Class C Shares

         RESOLVED, That an unlimited number of shares of this Class be authorized for issuance, shares of the Class to be issued for such consideration as set forth from time to time in the respective prospectus describing the shares of such Class, as such prospectus may be amended or supplemented from time to time, and that such shares, when issued for the consideration described in the respective prospectus, shall be validly issued, fully paid and non-assessable by the Small Cap Fund.

         RESOLVED, That the interests of the Small Cap series shall represent an equal proportionate interest in the series with each other interest of the same series, none having priority or preference over another.

         RESOLVED, That the following liabilities, expenses, costs, charges and reserves shall be specifically allocated and charged to the respective Class of Small Cap Fund incurring such liability, expense, cost, charge or reserve, administrative services fees, shareholder servicing fees, state securities registration fees, expenses of shareholder meetings relating to matters to be acted upon exclusively by one or more specific Classes, and other expenses if, as determined by the Treasurer or an Assistant Treasurer, such expenses are actually incurred in a different amount by that Class, or if the Class receives services of a different kind or to a different degree than other classes, provided, however, that no liability, expense, cost, charge or reserve shall be allocated and charged to any particular Class if such allocation and charge would cause Small Cap Fund to fail to qualify as a regulated investment company under the Internal Revenue Code, or adversely affect its right to claim a dividend-paid deduction thereunder.

         RESOLVED, That the officers of BT Investment Funds be authorized and directed to do such other acts as may be necessary to implement the foregoing resolutions.

         RESOLVED, That the President, any Vice President, the Treasurer or any
                   Assistant Treasurer and the Secretary or any Assistant Secretary of the BT Investment Funds be and they hereby are, and each acting singly hereby is, authorized to prepare, execute personally or as attorney-in-fact and file with the Commission on behalf of Small Cap Fund - Class M Shares, registration statements on Form N-1A under the 1940 Act relating to the Fund, and any and all exhibits and other documents relating thereto, and any and all amendments to said registration statement, and to pay all prescribed filing fees therefor, all in such form as the officer or officers executing the same with the advice of counsel may deem necessary or appropriate.

         RESOLVED, That the proper officer of the Trust be, and he or she hereby is, authorized and directed in the name and on behalf of the Trust to take any and all action which the officer so acting may deem necessary or advisable in order to obtain a permit to register or qualify shares of common stock of the Trust for issuance and sale or to request an exemption from registration of shares of common stock of the Trust under the securities laws of such of the states of the United States of America or other jurisdictions, including Canada, as such officer may deem advisable, and in connection with such registration, permits, licenses, qualifications and exemptions to execute, acknowledge, verify, deliver, file and publish all such applications, reports, issuer's covenants, resolutions, irrevocable consents to service of process, powers of attorney and other papers and instruments as may be required under such laws or may be deemed by such officer to be useful or advisable to be filed thereunder, and that the form of any and all resolutions required by any such state authority in connection with such registration, licensing, permitting, qualification or exemption is hereby adopted if
                   (1) in the opinion of the officer of the Trust so acting the adoption of such resolutions is necessary or advisable, and
                   (2) the Secretary of the Trust evidences such adoption by filing herewith copies of such resolutions which shall thereupon be deemed to be adopted by the Board of Directors and incorporated in the minutes as a part of this resolution and with the same force and effect as if attached hereto and that the proper officers of the Trust are hereby authorized to take any and all action that they may deem necessary or advisable in order to maintain such registration in effect for as long as they may deem to be in the best interests of the Trust.

         RESOLVED, That all actions heretofore or hereafter taken by such officer or officers within the terms of the foregoing resolutions be, and they hereby are, ratified and confirmed as the authorized act and deed of the Trust.